Schwab Strategic Trust
Schwab International Dividend Equity ETF

Portfolio Holdings as of May 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Australia 12.0%
Ampol Ltd.	142,902	3,299,684
BHP Group Ltd.	1,100,947	32,589,553
Harvey Norman Holdings Ltd.	387,769	1,150,171
QBE Insurance Group Ltd.	251,272	2,974,531
Rio Tinto Ltd.	227,741	19,532,177
Telstra Group Ltd.	2,489,444	5,744,950
Wesfarmers Ltd.	695,137	29,998,710
		95,289,776

Brazil 1.4%
Ambev SA	1,896,758	4,171,832
BB Seguridade Participacoes SA	116,121	713,626
Engie Brasil Energia SA	137,261	1,131,861
Klabin SA	486,317	1,880,183
Neoenergia SA	99,036	356,133
Telefonica Brasil SA	184,967	1,523,839
TIM SA	438,373	1,322,830
		11,100,304

Canada 6.3%
Bank of Nova Scotia	205,896	9,745,377
BCE, Inc.	184,572	6,312,399
Great-West Lifeco, Inc.	45,309	1,358,788
iA Financial Corp., Inc.	17,330	1,128,169
Manulife Financial Corp.	304,314	7,902,810
Quebecor, Inc., Class B	94,402	1,991,019
Sun Life Financial, Inc.	98,524	4,937,222
Toronto-Dominion Bank	299,633	16,749,466
		50,125,250

China 1.6%
China Construction Bank Corp., H Shares	16,634,177	11,779,268
People's Insurance Co. Group of China Ltd., H Shares	1,468,551	510,582
		12,289,850

Denmark 0.1%
Tryg AS	57,592	1,183,575

Finland 2.4%
Elisa OYJ	92,215	4,274,636
Kesko OYJ, B Shares	118,294	2,147,181
Kone OYJ, B Shares	247,418	12,567,647
		18,989,464

SECURITY	NUMBER OF SHARES	VALUE ($)
France 11.9%
AXA SA	294,788	10,576,717
Cie Generale des Etablissements Michelin SCA	437,705	17,652,652
TotalEnergies SE	488,519	35,537,815
Vinci SA	244,812	30,417,124
		94,184,308

Germany 3.1%
DHL Group	577,577	24,240,489

India 3.8%
HCL Technologies Ltd.	571,307	9,062,613
Indian Oil Corp. Ltd.	2,052,005	3,992,340
ITC Ltd.	1,292,387	6,602,734
Petronet LNG Ltd.	319,986	1,139,887
Power Grid Corp. of India Ltd.	2,460,159	9,136,670
		29,934,244

Indonesia 1.3%
Bank Mandiri Persero Tbk. PT	7,551,700	2,741,848
Bank Rakyat Indonesia Persero Tbk. PT	12,036,200	3,214,591
Telkom Indonesia Persero Tbk. PT	25,605,000	4,569,508
		10,525,947

Italy 7.8%
Assicurazioni Generali SpA	185,939	4,763,785
Enel SpA	4,739,472	34,246,242
Eni SpA	1,469,812	23,130,212
		62,140,239

Japan 9.8%
Daito Trust Construction Co. Ltd.	40,059	4,231,629
Japan Tobacco, Inc.	473,506	13,414,673
KDDI Corp.	917,724	25,328,003
Niterra Co. Ltd.	105,057	3,159,498
Ono Pharmaceutical Co. Ltd.	1,917,700	27,762,687
Sompo Holdings, Inc.	167,013	3,533,795
		77,430,285

Malaysia 0.2%
Telekom Malaysia Bhd.	1,105,600	1,458,631

Schwab International Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Mexico 0.7%
Arca Continental SAB de CV	200,209	2,031,733
Coca-Cola Femsa SAB de CV	224,636	2,085,327
Kimberly-Clark de Mexico SAB de CV, A Shares	595,811	1,243,435
		5,360,495

Netherlands 2.6%
Koninklijke Ahold Delhaize NV	413,649	12,816,092
Koninklijke KPN NV	2,008,286	7,508,589
		20,324,681

New Zealand 0.4%
Spark New Zealand Ltd.	1,105,392	2,835,463

Norway 0.6%
Gjensidige Forsikring ASA	32,542	569,246
Telenor ASA	385,403	4,492,035
		5,061,281

Qatar 0.7%
Industries Qatar QSC	1,002,634	3,180,561
Ooredoo QPSC	424,830	1,099,704
Qatar Fuel QSC	346,501	1,279,989
		5,560,254

Republic of Korea 0.6%
GS Holdings Corp.	30,749	968,298
KT&G Corp.	42,711	2,575,832
LG Uplus Corp.	130,987	912,950
		4,457,080

Russia 0.0%
Severstal PAO *(a)(b)	708	0

Saudi Arabia 1.3%
Jarir Marketing Co.	312,643	1,060,287
Saudi Telecom Co.	976,111	9,368,917
		10,429,204

Singapore 2.5%
DBS Group Holdings Ltd.	341,250	9,086,030
Jardine Cycle & Carriage Ltd.	56,100	1,068,295
Singapore Exchange Ltd.	142,413	1,007,227
Singapore Technologies Engineering Ltd.	934,592	2,890,134
United Overseas Bank Ltd.	258,500	5,888,300
		19,939,986

South Africa 0.7%
Bidvest Group Ltd.	181,933	2,373,463
Sanlam Ltd.	290,596	1,093,391
Vodacom Group Ltd. (c)	372,903	1,831,092
		5,297,946

SECURITY	NUMBER OF SHARES	VALUE ($)
Spain 0.9%
Endesa SA	196,139	3,896,590
Naturgy Energy Group SA	112,282	3,008,326
		6,904,916

Switzerland 9.3%
Coca-Cola HBC AG	88,065	2,969,051
Kuehne & Nagel International AG	34,017	9,634,034
Roche Holding AG	119,689	30,646,965
SGS SA	93,176	8,675,701
Swisscom AG	15,548	8,586,170
Zurich Insurance Group AG	24,791	13,017,233
		73,529,154

Taiwan 1.2%
Advantech Co. Ltd.	265,301	2,891,006
Chicony Electronics Co. Ltd.	366,752	2,111,479
Radiant Opto-Electronics Corp.	250,405	1,518,941
Simplo Technology Co. Ltd.	99,436	1,264,668
Synnex Technology International Corp.	682,859	1,779,135
		9,565,229

Thailand 0.6%
Intouch Holdings PCL NVDR	473,339	865,236
PTT Exploration & Production PCL NVDR	773,500	3,237,809
Tisco Financial Group PCL NVDR	70,796	188,103
TMBThanachart Bank PCL NVDR	7,663,000	352,011
		4,643,159

United Arab Emirates 0.3%
Abu Dhabi Islamic Bank PJSC	254,702	778,034
Emirates NBD Bank PJSC	413,692	1,751,381
		2,529,415

United Kingdom 15.3%
British American Tobacco PLC	962,442	29,592,938
GSK PLC	1,487,514	33,455,775
Imperial Brands PLC	383,018	9,465,446
Schroders PLC	160,244	799,360
Unilever PLC	639,081	34,817,259
Vodafone Group PLC	13,926,829	13,408,658
		121,539,436
Total Common Stocks (Cost $764,631,675)		786,870,061

PREFERRED STOCKS 0.0% OF NET ASSETS

Russia 0.0%
Sberbank of Russia PJSC *(a)(b)	69,290	0
Total Preferred Stocks (Cost $260,897)		0

Schwab International Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (d)	790,119	790,119
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (d)(e)	1,674,800	1,674,800
		2,464,919
Total Short-Term Investments (Cost $2,464,919)		2,464,919

Total Investments in Securities (Cost $767,357,491)		789,334,980

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/21/24	34	4,029,340	49,534
MSCI Emerging Markets Index, expires 06/21/24	15	792,375	(15,812)
			33,722

*	Non-income producing security.
(a)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(b)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(c)	All or a portion of this security is on loan. Securities on loan were valued at $1,551,677.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$786,870,061	$—	$—	$786,870,061
Russia	—	—	0 *	0
Preferred Stocks
Russia	—	—	0 *	0
Short-Term Investments[1]	2,464,919	—	—	2,464,919
Futures Contracts[2]	49,534	—	—	49,534
Liabilities
Futures Contracts[2]	(15,812)	—	—	(15,812)
Total	$789,368,702	$—	$0	$789,368,702

*	Level 3 amount shown includes securities determined to have no value at May 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab International Equity ETF

Portfolio Holdings as of May 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.7% OF NET ASSETS

Australia 6.5%
Adbri Ltd. *	818,767	1,731,577
AGL Energy Ltd.	1,063,809	7,237,585
ALS Ltd.	857,558	8,047,202
Altium Ltd.	209,655	9,341,883
Alumina Ltd. *	4,498,355	5,669,142
Amcor PLC	2,655,232	26,205,399
AMP Ltd.	5,030,998	3,563,347
Ampol Ltd.	422,200	9,748,827
Ansell Ltd.	270,721	4,402,052
ANZ Group Holdings Ltd.	5,424,848	101,920,237
APA Group	2,342,056	12,834,498
Aristocrat Leisure Ltd.	1,164,267	34,789,117
ASX Ltd.	344,033	14,265,630
Atlas Arteria Ltd.	2,087,904	7,387,144
Aurizon Holdings Ltd.	3,134,318	7,670,881
Bank of Queensland Ltd.	1,161,018	4,439,777
Beach Energy Ltd.	3,153,108	3,512,433
Bendigo & Adelaide Bank Ltd.	995,990	7,239,849
BHP Group Ltd.	9,088,994	269,046,786
BlueScope Steel Ltd.	811,378	11,407,293
Brambles Ltd.	2,476,052	23,448,990
CAR Group Ltd.	639,308	14,834,247
Challenger Ltd.	834,850	3,597,807
Charter Hall Group	837,067	6,747,101
Cleanaway Waste Management Ltd.	3,976,550	7,378,448
Cochlear Ltd.	113,869	24,427,016
Coles Group Ltd.	2,378,357	25,971,952
Commonwealth Bank of Australia	3,050,077	242,481,412
Computershare Ltd.	1,099,066	19,398,989
CSL Ltd.	867,097	161,523,304
CSR Ltd.	840,869	4,977,059
Deterra Royalties Ltd.	757,507	2,332,502
Dexus	1,936,203	8,730,417
Domain Holdings Australia Ltd.	459,252	910,168
Domino's Pizza Enterprises Ltd.	113,604	2,924,632
Downer EDI Ltd.	1,467,552	4,684,779
Endeavour Group Ltd.	2,663,458	8,785,812
Evolution Mining Ltd.	3,425,334	8,929,834
Flight Centre Travel Group Ltd.	277,054	3,473,203
Fortescue Ltd.	2,901,674	47,742,231
Goodman Group	3,307,690	73,736,617
GPT Group	3,381,457	9,422,633
Harvey Norman Holdings Ltd.	1,046,560	3,104,226
IDP Education Ltd.	495,166	5,252,498
IGO Ltd.	1,104,001	5,132,170
Iluka Resources Ltd.	748,718	3,560,235
Incitec Pivot Ltd.	3,435,457	6,762,864
Insignia Financial Ltd.	1,173,445	1,716,880
Insurance Australia Group Ltd.	4,362,175	17,986,604
James Hardie Industries PLC *	782,710	24,356,132
JB Hi-Fi Ltd.	191,531	7,417,205
Lendlease Corp. Ltd.	1,225,257	4,856,550
SECURITY	NUMBER OF SHARES	VALUE ($)
Liontown Resources Ltd. *(a)	3,028,138	2,618,023
Lottery Corp. Ltd.	3,949,060	12,790,193
Lynas Rare Earths Ltd. *	1,655,592	7,333,004
Macquarie Group Ltd.	657,186	83,456,922
Magellan Financial Group Ltd.	239,736	1,302,596
Medibank Pvt Ltd.	4,893,854	12,107,329
Metcash Ltd.	1,759,573	4,318,054
Mineral Resources Ltd.	303,249	14,452,087
Mirvac Group	7,089,008	9,240,510
National Australia Bank Ltd.	5,665,768	127,773,554
New Hope Corp. Ltd.	945,670	3,125,722
NEXTDC Ltd. *	1,067,157	12,625,793
Northern Star Resources Ltd.	2,000,173	19,088,590
Nufarm Ltd.	679,984	2,021,439
Orica Ltd.	910,044	11,087,720
Origin Energy Ltd.	3,169,871	21,481,775
Orora Ltd.	2,318,334	3,160,707
Perpetual Ltd.	200,198	2,882,518
Pilbara Minerals Ltd.	5,114,956	12,892,452
Pro Medicus Ltd.	90,187	7,204,663
Qantas Airways Ltd. *	1,509,298	6,173,117
QBE Insurance Group Ltd.	2,717,539	32,169,935
Qube Holdings Ltd.	2,972,231	7,096,291
Ramsay Health Care Ltd.	314,260	9,845,927
REA Group Ltd.	88,990	11,050,023
Reece Ltd.	383,341	6,618,268
Region RE Ltd.	2,142,280	3,034,661
Rio Tinto Ltd.	664,376	56,980,120
Santos Ltd.	5,893,345	29,904,793
Scentre Group	9,260,848	19,400,624
SEEK Ltd.	620,815	9,264,873
Seven Group Holdings Ltd.	285,628	7,444,413
Sims Ltd.	283,392	1,999,666
Sonic Healthcare Ltd.	863,546	13,972,753
South32 Ltd.	8,415,362	22,218,652
Star Entertainment Group Ltd. *	6,019,815	1,801,566
Steadfast Group Ltd.	2,014,508	7,395,414
Stockland	4,262,220	12,755,655
Suncorp Group Ltd.	2,250,599	23,813,471
Tabcorp Holdings Ltd.	4,016,264	1,642,675
Telstra Group Ltd.	7,183,339	16,577,164
TPG Telecom Ltd.	648,564	2,005,673
Transurban Group	5,603,236	46,617,676
Treasury Wine Estates Ltd.	1,514,827	11,414,249
Vicinity Ltd.	6,720,629	8,715,633
Washington H Soul Pattinson & Co. Ltd.	443,744	9,160,277
Wesfarmers Ltd.	2,034,615	87,804,023
Westpac Banking Corp.	6,294,895	108,763,214
Whitehaven Coal Ltd.	1,247,489	6,686,921
WiseTech Global Ltd.	298,391	19,183,676
Woodside Energy Group Ltd.	3,435,154	63,282,026
Woolworths Group Ltd.	2,200,472	46,244,206
Worley Ltd.	854,348	8,323,900

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Xero Ltd. *	268,574	24,113,049
Yancoal Australia Ltd. (a)	552,603	2,374,106
		2,453,877,517

Austria 0.2%
ANDRITZ AG	122,793	7,325,056
Erste Group Bank AG	548,183	26,839,335
OMV AG	252,367	12,668,349
Raiffeisen Bank International AG	232,800	4,276,150
Telekom Austria AG	267,251	2,521,209
Verbund AG	116,951	9,623,716
voestalpine AG	198,768	5,795,917
		69,049,732

Belgium 0.8%
Ackermans & van Haaren NV	39,483	6,982,338
Ageas SA	292,501	14,511,530
Anheuser-Busch InBev SA	1,814,506	113,501,423
Argenx SE *	107,916	39,914,217
D'ieteren Group	39,707	8,603,938
Elia Group SA	66,836	6,776,836
Groupe Bruxelles Lambert NV	159,160	12,129,438
KBC Group NV	446,125	32,381,173
Lotus Bakeries NV	749	7,952,256
Sofina SA	33,178	8,003,204
Solvay SA	123,690	4,515,763
Syensqo SA	130,945	12,995,703
UCB SA	220,581	30,806,867
Umicore SA	363,536	7,155,086
Warehouses De Pauw CVA	306,047	8,890,862
		315,120,634

Canada 8.3%
Agnico Eagle Mines Ltd.	827,907	56,453,036
Alimentation Couche-Tard, Inc.	1,325,992	77,381,553
Bank of Montreal	1,315,610	117,310,931
Bank of Nova Scotia	2,178,602	103,116,606
Barrick Gold Corp.	3,163,683	53,960,041
BCE, Inc.	537,054	18,367,353
Brookfield Asset Management Ltd., Class A	549,377	21,561,581
Brookfield Corp.	2,709,966	117,988,836
Cameco Corp.	786,737	43,649,576
Canadian Imperial Bank of Commerce	1,643,993	81,503,170
Canadian National Railway Co.	1,031,635	131,305,192
Canadian Natural Resources Ltd.	1,922,065	147,628,805
Canadian Pacific Kansas City Ltd.	1,663,405	132,386,611
Cenovus Energy, Inc.	2,355,889	49,100,104
CGI, Inc. *	371,229	36,653,128
Constellation Software, Inc.	35,504	98,740,527
Dollarama, Inc.	485,115	45,908,253
Enbridge, Inc.	3,800,882	138,941,386
Fairfax Financial Holdings Ltd.	39,073	43,979,089
Fortis, Inc.	885,712	35,418,084
Franco-Nevada Corp.	345,472	42,498,771
George Weston Ltd.	119,821	17,020,972
Great-West Lifeco, Inc.	481,406	14,437,059
Hydro One Ltd.	558,251	16,078,153
Imperial Oil Ltd.	300,309	21,215,388
Intact Financial Corp.	322,775	53,996,707
Loblaw Cos. Ltd.	264,156	30,675,931
Magna International, Inc.	487,645	22,057,874
Manulife Financial Corp.	3,281,011	85,205,435
Metro, Inc.	384,573	20,490,435
National Bank of Canada	605,586	51,751,248
SECURITY	NUMBER OF SHARES	VALUE ($)
Nutrien Ltd.	888,916	52,083,572
Pembina Pipeline Corp.	978,833	36,355,731
Power Corp. of Canada	932,771	27,076,806
Restaurant Brands International, Inc.	557,510	38,223,882
Royal Bank of Canada	2,550,281	278,722,711
Saputo, Inc.	433,134	8,763,405
Shopify, Inc., Class A *	2,085,833	123,422,433
Sun Life Financial, Inc.	1,056,421	52,939,235
Suncor Energy, Inc.	2,346,700	95,716,920
TC Energy Corp.	1,851,030	71,371,556
Teck Resources Ltd., Class B	812,608	42,259,312
TELUS Corp.	887,366	14,588,176
Thomson Reuters Corp.	278,755	47,961,851
Toronto-Dominion Bank	3,208,398	179,349,248
Tourmaline Oil Corp.	575,807	28,559,081
Waste Connections, Inc.	463,185	76,051,841
Wheaton Precious Metals Corp.	821,404	44,982,437
		3,145,210,032

Denmark 2.9%
AP Moller - Maersk AS, Class A	5,349	9,373,420
AP Moller - Maersk AS, Class B	7,324	13,287,388
Carlsberg AS, Class B	161,706	21,864,566
Coloplast AS, Class B	225,929	27,121,871
Danske Bank AS	1,196,319	36,686,861
Demant AS *	174,447	8,353,307
DSV AS	314,206	48,200,784
Genmab AS *	118,648	33,449,456
H Lundbeck AS	668,685	3,673,013
H Lundbeck AS, Class A	12,917	63,262
Novo Nordisk AS, Class B	5,578,045	752,837,575
Novonesis (Novozymes) B, Class B	633,335	37,664,384
Orsted AS *	347,466	21,184,669
Pandora AS	150,029	24,543,729
Rockwool AS, Class B	15,212	6,376,433
Svitzer AS *	23,478	920,914
Tryg AS	610,506	12,546,531
Vestas Wind Systems AS *	1,817,003	51,000,484
		1,109,148,647

Finland 0.9%
Elisa OYJ	253,079	11,731,502
Fortum OYJ	830,503	12,635,835
Kesko OYJ, B Shares	478,977	8,694,019
Kone OYJ, B Shares	594,937	30,219,945
Metso OYJ	1,136,903	13,810,937
Neste OYJ	767,373	16,048,896
Nokia OYJ	9,390,162	36,606,494
Nordea Bank Abp	6,085,318	74,617,236
Orion OYJ, B Shares	185,429	7,544,785
Sampo OYJ, A Shares	801,198	34,304,130
Stora Enso OYJ, R Shares	1,024,350	14,912,374
UPM-Kymmene OYJ	968,177	36,944,495
Valmet OYJ	292,004	7,817,205
Wartsila OYJ Abp	899,305	18,749,555
		324,637,408

France 9.5%
Accor SA *	327,255	14,171,635
Aeroports de Paris SA	56,865	8,093,146
Air Liquide SA	927,396	181,683,637
Airbus SE	1,054,258	178,427,859
Alstom SA (a)	552,320	10,786,774
Amundi SA *	100,511	7,708,953
Arkema SA	101,464	10,326,494
AXA SA	3,202,714	114,910,381

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ayvens SA	336,556	2,508,231
BioMerieux	76,149	8,031,130
BNP Paribas SA	1,853,445	136,219,103
Bollore SE	1,562,199	10,463,842
Bouygues SA	328,209	12,826,927
Bureau Veritas SA	555,825	16,653,933
Capgemini SE	289,599	58,350,512
Carrefour SA	992,897	16,157,549
Cie de Saint-Gobain SA	824,524	72,127,389
Cie Generale des Etablissements Michelin SCA	1,263,354	50,951,095
Covivio SA	92,051	4,776,679
Credit Agricole SA	1,847,311	29,931,191
Danone SA	1,121,667	71,989,310
Dassault Aviation SA	40,251	8,695,597
Dassault Systemes SE	1,207,897	48,609,610
Edenred SE	443,904	20,745,880
Eiffage SA	142,655	15,695,689
Engie SA	3,155,250	53,212,624
EssilorLuxottica SA	549,493	122,467,473
Eurazeo SE	84,679	7,101,398
Eurofins Scientific SE	236,371	14,205,611
Euronext NV	144,324	14,155,863
Gecina SA	97,354	10,463,058
Getlink SE	627,054	11,017,607
Hermes International SCA	61,477	145,224,938
Ipsen SA	60,628	7,937,618
JCDecaux SE *	130,031	3,077,323
Kering SA	129,426	44,568,124
Klepierre SA	367,347	10,607,860
La Francaise des Jeux SAEM	178,073	6,371,694
Legrand SA	457,955	49,268,133
L'Oreal SA	417,067	204,696,293
LVMH Moet Hennessy Louis Vuitton SE	446,003	355,824,355
Neoen SA	120,433	4,949,892
Orange SA	3,461,270	40,299,757
Pernod Ricard SA	365,898	54,399,100
Pluxee NV *	154,398	4,818,914
Publicis Groupe SA	413,270	46,120,779
Remy Cointreau SA	39,539	3,669,961
Renault SA	340,320	19,795,197
Rexel SA	422,224	12,747,163
Safran SA	611,619	142,156,682
Sanofi SA	1,966,512	191,623,641
Sartorius Stedim Biotech	45,832	9,087,787
Schneider Electric SE	962,591	237,682,596
SCOR SE	268,310	7,713,020
SEB SA	45,813	5,639,900
Societe Generale SA	1,320,044	39,250,942
Sodexo SA	163,501	15,211,459
SOITEC *	43,717	5,267,966
STMicroelectronics NV	1,177,584	48,393,250
Teleperformance SE	110,092	12,477,452
Thales SA	173,790	31,441,246
TotalEnergies SE	3,749,837	272,785,732
Unibail-Rodamco-Westfield	181,268	15,872,634
Valeo SE	430,102	5,271,510
Veolia Environnement SA	1,129,923	37,657,967
Vinci SA	880,289	109,373,149
Vivendi SE	1,105,109	12,117,029
Wendel SE	48,674	4,795,273
Worldline SA *	434,076	5,772,601
		3,567,435,117

Germany 6.8%
adidas AG	296,932	74,623,848
Allianz SE	705,136	205,382,390
SECURITY	NUMBER OF SHARES	VALUE ($)
BASF SE	1,600,126	84,092,818
Bayer AG	1,786,164	54,759,020
Bayerische Motoren Werke AG	549,503	55,585,615
Bechtle AG *	145,065	7,030,019
Beiersdorf AG	181,700	28,473,533
Brenntag SE	237,067	16,980,601
Carl Zeiss Meditec AG, Bearer Shares	64,902	5,964,234
Commerzbank AG	1,899,138	32,038,869
Continental AG	192,425	13,001,717
Covestro AG *	337,321	18,086,397
CTS Eventim AG & Co. KGaA	112,664	9,711,254
Daimler Truck Holding AG	965,014	41,035,226
Delivery Hero SE *	355,496	10,771,203
Deutsche Bank AG	3,692,713	61,038,103
Deutsche Boerse AG	330,685	65,659,541
Deutsche Lufthansa AG	1,064,077	7,418,447
Deutsche Telekom AG	5,815,184	140,715,900
Deutsche Wohnen SE	87,441	1,699,174
DHL Group	1,785,701	74,944,581
DWS Group GmbH & Co. KGaA	77,654	3,596,287
E.ON SE	3,994,815	53,255,527
Evonik Industries AG	397,766	8,709,700
Fielmann Group AG	42,792	2,039,373
Fraport AG Frankfurt Airport Services Worldwide *	62,730	3,616,092
Fresenius Medical Care AG	361,407	15,372,009
Fresenius SE & Co. KGaA *	755,730	24,021,901
FUCHS SE	52,066	1,952,864
GEA Group AG	305,849	12,710,090
Hannover Rueck SE	109,438	27,111,493
Heidelberg Materials AG	248,179	25,789,170
Henkel AG & Co. KGaA	181,731	14,520,330
HOCHTIEF AG	37,429	4,067,354
Infineon Technologies AG	2,372,795	94,857,706
KION Group AG	128,156	5,990,770
Knorr-Bremse AG	117,009	8,967,959
LEG Immobilien SE	131,526	11,599,818
Mercedes-Benz Group AG	1,545,946	111,437,675
Merck KGaA	233,440	42,194,822
MTU Aero Engines AG	98,371	24,401,860
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	246,419	122,493,905
Nemetschek SE	96,789	8,778,940
Puma SE	177,319	9,153,252
Qiagen NV *	391,147	16,717,644
Rational AG	8,889	7,517,268
Rheinmetall AG	78,461	44,956,539
RTL Group SA	69,057	2,305,274
RWE AG	1,290,476	48,808,754
SAP SE	1,978,932	356,536,454
Sartorius AG	4,640	979,228
Scout24 SE	131,926	9,910,741
Siemens AG	1,342,378	256,861,039
Siemens Energy AG *	998,986	26,917,258
Siemens Healthineers AG	491,842	28,501,901
Sixt SE *	26,886	2,200,732
Symrise AG	237,898	28,240,945
Talanx AG	94,844	7,531,714
thyssenkrupp AG	875,479	4,301,599
Traton SE	107,864	3,834,930
Volkswagen AG	59,589	8,480,831
Vonovia SE	1,265,347	39,561,411
Wacker Chemie AG	26,397	2,920,105
Zalando SE *	388,185	10,219,276
		2,552,955,030

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hong Kong 1.8%
AAC Technologies Holdings, Inc.	1,203,824	3,700,712
AIA Group Ltd.	20,552,071	158,803,159
ASMPT Ltd.	549,547	6,550,296
Bank of East Asia Ltd.	2,483,911	3,270,247
BOC Aviation Ltd.	367,678	2,725,856
BOC Hong Kong Holdings Ltd.	6,391,236	20,015,119
Brightoil Petroleum Holdings Ltd. *(b)	2,936,732	0
Budweiser Brewing Co. APAC Ltd.	2,992,526	3,779,219
Cathay Pacific Airways Ltd.	1,761,028	1,843,561
Champion REIT	3,450,835	714,573
China Travel International Investment Hong Kong Ltd.	4,226,677	653,720
Chow Tai Fook Jewellery Group Ltd.	3,117,339	4,000,599
CK Asset Holdings Ltd.	3,452,928	13,616,012
CK Hutchison Holdings Ltd.	4,872,713	23,730,290
CK Infrastructure Holdings Ltd.	1,051,042	6,059,040
CLP Holdings Ltd.	3,006,736	23,770,715
Dah Sing Banking Group Ltd.	600,116	519,315
DFI Retail Group Holdings Ltd.	559,642	1,029,741
ESR Group Ltd. (a)	5,010,211	7,044,594
First Pacific Co. Ltd.	3,925,295	1,881,528
FIT Hon Teng Ltd. *	1,994,097	647,422
Galaxy Entertainment Group Ltd.	3,834,399	18,379,590
Hang Lung Group Ltd.	1,565,164	1,736,548
Hang Lung Properties Ltd. (a)	3,204,718	2,920,698
Hang Seng Bank Ltd.	1,282,139	17,798,040
Henderson Land Development Co. Ltd.	2,322,462	7,213,767
Hong Kong & China Gas Co. Ltd.	19,349,157	15,012,671
Hong Kong Exchanges & Clearing Ltd.	2,283,448	76,705,009
Hongkong Land Holdings Ltd.	1,960,495	6,646,078
Huabao International Holdings Ltd. (a)	1,690,851	557,612
HUTCHMED China Ltd. *	879,544	3,310,931
Hysan Development Co. Ltd.	1,098,860	1,699,554
Jardine Matheson Holdings Ltd.	348,912	12,839,962
Johnson Electric Holdings Ltd.	626,985	955,302
Kerry Logistics Network Ltd.	509,074	583,688
Kerry Properties Ltd.	1,066,440	1,922,042
Lenovo Group Ltd.	14,007,886	20,089,665
Link REIT	4,700,314	19,706,430
L'Occitane International SA	712,749	2,960,924
Man Wah Holdings Ltd.	2,702,694	2,245,523
Melco International Development Ltd. *	1,366,318	1,075,820
MGM China Holdings Ltd.	1,314,003	2,334,632
MMG Ltd. *	4,355,290	2,126,609
MTR Corp. Ltd.	2,596,722	8,795,865
NagaCorp Ltd. *	2,519,672	1,288,283
New World Development Co. Ltd. (a)	2,509,309	2,713,512
Nexteer Automotive Group Ltd.	1,454,381	749,187
NWS Holdings Ltd. (a)	1,628,692	1,388,584
Orient Overseas International Ltd.	232,936	3,954,048
PCCW Ltd.	7,468,159	3,990,222
Power Assets Holdings Ltd.	2,428,312	13,440,011
PRADA SpA	911,718	7,516,705
Samsonite International SA *	2,499,019	7,921,884
Sands China Ltd. *	4,549,603	10,839,934
Shangri-La Asia Ltd. *	1,971,149	1,385,764
Sino Land Co. Ltd.	6,639,707	7,044,242
SITC International Holdings Co. Ltd. (a)	2,288,400	5,850,179
SJM Holdings Ltd. *	4,164,585	1,517,134
Sun Hung Kai Properties Ltd.	2,578,802	24,821,054
SECURITY	NUMBER OF SHARES	VALUE ($)
Super Hi International Holding Ltd. *(a)	290,673	560,290
Swire Pacific Ltd., A Shares	771,468	6,700,614
Swire Pacific Ltd., B Shares	1,466,007	1,956,337
Swire Properties Ltd.	1,830,118	3,354,559
Techtronic Industries Co. Ltd.	2,390,377	29,240,553
United Energy Group Ltd. (a)	13,358,666	1,092,824
Vitasoy International Holdings Ltd.	1,429,628	1,213,384
VTech Holdings Ltd.	293,293	2,101,283
WH Group Ltd.	13,886,402	9,442,970
Wharf Holdings Ltd.	1,910,862	5,678,839
Wharf Real Estate Investment Co. Ltd.	2,743,208	7,942,079
Wynn Macau Ltd. *	2,627,602	2,492,130
Xinyi Glass Holdings Ltd.	3,763,953	4,652,409
Yue Yuen Industrial Holdings Ltd.	1,298,550	2,383,529
		685,205,221

Ireland 0.2%
AIB Group PLC	2,824,305	16,004,855
Bank of Ireland Group PLC	1,884,617	21,513,052
Glanbia PLC	316,280	6,458,478
Kerry Group PLC, Class A	272,587	23,022,600
Kingspan Group PLC	268,489	25,707,789
		92,706,774

Israel 0.5%
Airport City Ltd. *	128,911	1,909,254
Amot Investments Ltd.	387,134	1,508,868
Azrieli Group Ltd.	64,380	3,879,794
Bank Hapoalim BM	2,381,365	21,763,409
Bank Leumi Le-Israel BM	2,710,643	22,368,288
Bezeq The Israeli Telecommunication Corp. Ltd.	4,142,167	4,976,880
Big Shopping Centers Ltd. *	23,454	2,289,102
Camtek Ltd.	50,679	5,499,318
Delek Group Ltd.	13,551	1,540,027
Elbit Systems Ltd.	46,538	8,793,972
Electra Ltd.	2,988	1,056,157
Energix-Renewable Energies Ltd.	467,770	1,926,252
Enlight Renewable Energy Ltd. *	205,805	3,545,981
Fattal Holdings 1998 Ltd. *	11,940	1,370,101
First International Bank Of Israel Ltd.	89,813	3,635,685
Gav-Yam Lands Corp. Ltd.	75,534	506,158
Harel Insurance Investments & Financial Services Ltd.	292,857	2,499,317
ICL Group Ltd.	1,291,925	6,011,134
Israel Corp. Ltd.	6,006	1,403,224
Israel Discount Bank Ltd., A Shares	2,210,652	11,284,110
Melisron Ltd.	42,012	2,771,213
Mivne Real Estate KD Ltd.	1,060,483	2,458,298
Mizrahi Tefahot Bank Ltd.	245,170	8,889,991
Nice Ltd. *	116,456	22,102,944
Nova Ltd. *	50,690	10,902,921
Phoenix Holdings Ltd.	289,972	2,760,747
Shapir Engineering & Industry Ltd. *	270,906	1,368,256
Strauss Group Ltd.	84,644	1,384,910
Teva Pharmaceutical Industries Ltd. *	2,035,036	33,586,326
Tower Semiconductor Ltd. *	195,772	7,277,711
		201,270,348

Italy 2.5%
A2A SpA	2,658,378	5,566,966
Amplifon SpA	228,335	8,390,750
Assicurazioni Generali SpA	2,271,799	58,203,828
Banca Mediolanum SpA	463,143	5,304,412

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Banco BPM SpA	2,426,132	17,393,666
Brunello Cucinelli SpA	60,913	6,113,453
Buzzi SpA	150,674	6,343,308
Davide Campari-Milano NV	961,254	9,573,407
DiaSorin SpA	37,999	4,081,443
Enel SpA	14,028,515	101,366,548
Eni SpA	3,967,237	62,431,816
Ferrari NV	213,847	87,614,241
FinecoBank Banca Fineco SpA	1,090,824	17,579,420
Hera SpA	1,395,203	5,134,602
Infrastrutture Wireless Italiane SpA	632,689	6,902,811
Interpump Group SpA	139,693	6,530,077
Intesa Sanpaolo SpA	28,929,500	113,249,500
Italgas SpA	872,005	4,646,149
Leonardo SpA *	709,305	18,149,399
Mediobanca Banca di Credito Finanziario SpA	1,184,165	18,665,881
Moncler SpA	373,644	24,840,643
Nexi SpA *	1,465,530	9,689,060
Pirelli & C SpA	881,583	5,815,012
Poste Italiane SpA	820,988	11,229,929
Prysmian SpA	485,758	31,650,866
Recordati Industria Chimica e Farmaceutica SpA	172,479	9,062,567
Reply SpA	39,370	5,402,343
Snam SpA	4,174,487	19,708,890
Stellantis NV	3,855,413	84,545,777
Telecom Italia SpA *(a)	18,683,967	4,908,560
Tenaris SA	828,057	13,569,473
Terna - Rete Elettrica Nazionale	2,768,054	23,204,595
UniCredit SpA	2,992,382	118,197,708
		925,067,100

Japan 21.4%
ABC-Mart, Inc.	136,269	2,620,541
Acom Co. Ltd.	690,644	1,768,087
Activia Properties, Inc.	2,070	4,860,670
Advance Residence Investment Corp.	2,332	4,800,675
Advantest Corp.	1,367,054	46,219,465
Aeon Co. Ltd.	1,297,700	27,969,773
AEON Financial Service Co. Ltd.	202,318	1,698,804
Aeon Mall Co. Ltd.	209,266	2,518,862
AEON REIT Investment Corp.	2,770	2,347,921
AGC, Inc.	319,827	11,167,334
Aica Kogyo Co. Ltd.	95,157	2,092,733
Air Water, Inc.	322,780	4,721,180
Aisin Corp.	307,523	11,426,560
Ajinomoto Co., Inc.	824,734	29,416,361
Alfresa Holdings Corp.	289,677	4,080,308
Alps Alpine Co. Ltd.	349,530	3,289,668
Amada Co. Ltd.	646,343	7,284,186
Amano Corp.	119,315	2,866,233
Amvis Holdings, Inc.	76,183	958,923
ANA Holdings, Inc.	277,961	5,292,305
Anritsu Corp.	227,620	1,671,536
Aozora Bank Ltd. (a)	210,794	3,173,077
As One Corp.	83,040	1,315,524
Asahi Group Holdings Ltd.	818,576	29,905,150
Asahi Intecc Co. Ltd.	347,965	5,008,730
Asahi Kasei Corp.	2,187,327	14,267,143
Asics Corp.	315,570	17,470,865
ASKUL Corp.	71,442	1,010,176
Astellas Pharma, Inc.	3,262,908	32,152,554
Azbil Corp.	225,042	6,209,438
AZ-COM MARUWA Holdings, Inc.	156,026	1,185,498
Bandai Namco Holdings, Inc.	1,034,941	18,848,841
BayCurrent Consulting, Inc.	273,855	5,583,578
Bic Camera, Inc.	257,537	2,574,633
SECURITY	NUMBER OF SHARES	VALUE ($)
BIPROGY, Inc.	113,390	2,995,208
Bridgestone Corp.	999,891	43,521,935
Brother Industries Ltd.	412,528	7,920,055
Calbee, Inc.	126,706	2,493,079
Canon Marketing Japan, Inc.	82,127	2,315,203
Canon, Inc.	1,692,015	49,012,392
Capcom Co. Ltd.	629,213	11,611,682
Casio Computer Co. Ltd.	371,820	2,768,331
Central Japan Railway Co.	1,646,070	36,777,192
Chiba Bank Ltd.	1,195,095	11,358,137
Chubu Electric Power Co., Inc.	1,297,398	17,886,746
Chugai Pharmaceutical Co. Ltd.	1,179,713	35,891,742
Chugin Financial Group, Inc.	297,974	3,220,649
Chugoku Electric Power Co., Inc.	536,188	3,838,566
Coca-Cola Bottlers Japan Holdings, Inc.	249,920	2,914,368
COMSYS Holdings Corp.	193,286	3,871,993
Concordia Financial Group Ltd.	1,928,198	11,589,188
Cosmo Energy Holdings Co. Ltd.	144,722	7,194,427
Cosmos Pharmaceutical Corp.	30,773	2,485,026
Credit Saison Co. Ltd.	285,454	6,185,185
CyberAgent, Inc.	737,584	4,437,848
Dai Nippon Printing Co. Ltd.	443,995	13,799,176
Daicel Corp.	442,134	4,466,497
Daido Steel Co. Ltd.	296,830	2,991,061
Daifuku Co. Ltd.	512,769	8,952,125
Dai-ichi Life Holdings, Inc.	1,669,154	44,685,678
Daiichi Sankyo Co. Ltd.	3,385,227	120,161,610
Daiichikosho Co. Ltd.	137,886	1,441,641
Daikin Industries Ltd.	476,153	69,523,883
Daio Paper Corp.	149,325	841,150
Daito Trust Construction Co. Ltd.	105,150	11,107,512
Daiwa House Industry Co. Ltd.	1,085,125	28,829,405
Daiwa House REIT Investment Corp.	3,783	5,989,439
Daiwa Office Investment Corp.	1,186	2,099,623
Daiwa Securities Group, Inc.	2,531,982	19,882,693
Daiwa Securities Living Investments Corp.	3,586	2,370,966
Denka Co. Ltd.	151,177	2,135,209
Denso Corp.	3,717,264	60,154,649
Dentsu Group, Inc.	360,093	9,527,931
Dentsu Soken, Inc.	39,327	1,286,333
Descente Ltd.	68,209	1,454,072
DIC Corp.	147,415	3,050,645
Disco Corp.	150,149	58,752,503
DMG Mori Co. Ltd.	181,524	5,161,152
Dowa Holdings Co. Ltd.	82,106	3,038,776
East Japan Railway Co.	1,959,294	34,031,582
Ebara Corp.	161,107	11,748,934
Eisai Co. Ltd.	486,472	20,905,186
Electric Power Development Co. Ltd.	294,294	4,943,135
ENEOS Holdings, Inc.	5,000,728	25,788,857
EXEO Group, Inc.	335,772	3,448,637
Ezaki Glico Co. Ltd.	88,755	2,293,075
Fancl Corp.	118,944	1,493,376
FANUC Corp.	1,721,471	48,189,576
Fast Retailing Co. Ltd.	278,969	71,382,122
Food & Life Cos. Ltd.	182,756	3,314,484
FP Corp.	79,192	1,230,879
Frontier Real Estate Investment Corp.	820	2,335,105
Fuji Electric Co. Ltd.	233,845	13,907,635
Fuji Kyuko Co. Ltd.	61,687	1,195,310
Fuji Media Holdings, Inc.	83,665	949,813
Fuji Oil Holdings, Inc.	82,241	1,293,446
Fuji Soft, Inc.	69,471	2,864,692
FUJIFILM Holdings Corp.	1,923,355	43,804,687
Fujikura Ltd.	509,796	10,459,018
Fujitsu General Ltd.	100,280	1,374,866

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Fujitsu Ltd.	3,200,138	46,196,271
Fukuoka Financial Group, Inc.	285,845	8,329,150
Fuyo General Lease Co. Ltd.	33,228	2,626,184
GLP J-Reit	8,779	7,290,461
GMO internet group, Inc.	99,090	1,561,277
GMO Payment Gateway, Inc.	71,745	3,094,972
Goldwin, Inc.	62,481	3,249,990
GS Yuasa Corp.	172,552	3,661,974
Hachijuni Bank Ltd.	800,606	5,535,387
Hakuhodo DY Holdings, Inc.	414,200	3,423,881
Hamamatsu Photonics KK	225,526	6,634,679
Hankyu Hanshin Holdings, Inc.	383,476	10,061,227
Harmonic Drive Systems, Inc.	83,836	2,222,005
Haseko Corp.	460,346	5,193,888
Heiwa Corp.	95,689	1,227,586
Hikari Tsushin, Inc.	44,583	7,302,596
Hino Motors Ltd. *	475,685	1,328,267
Hirogin Holdings, Inc.	514,583	4,181,632
Hirose Electric Co. Ltd.	55,463	6,176,477
Hisamitsu Pharmaceutical Co., Inc.	120,620	2,867,647
Hitachi Construction Machinery Co. Ltd.	212,617	5,750,245
Hitachi Ltd.	1,595,181	163,888,111
Honda Motor Co. Ltd.	8,626,259	97,134,273
Horiba Ltd.	69,196	5,495,346
Hoshizaki Corp.	199,550	7,149,235
House Foods Group, Inc.	125,959	2,314,064
Hoya Corp.	617,701	74,920,494
Hulic Co. Ltd.	730,349	6,748,333
Ibiden Co. Ltd.	191,364	7,712,038
Idemitsu Kosan Co. Ltd.	2,010,665	13,728,999
IHI Corp.	226,172	5,826,111
Iida Group Holdings Co. Ltd.	247,731	3,376,753
Industrial & Infrastructure Fund Investment Corp.	4,971	3,966,804
INFRONEER Holdings, Inc.	385,046	3,338,478
Inpex Corp.	1,547,404	23,864,161
Internet Initiative Japan, Inc.	190,950	2,690,883
Invincible Investment Corp.	11,581	5,033,455
Isetan Mitsukoshi Holdings Ltd.	619,253	12,850,450
Isuzu Motors Ltd.	1,024,876	13,676,318
Ito En Ltd.	99,512	2,375,319
ITOCHU Corp.	2,389,222	112,661,141
Itoham Yonekyu Holdings, Inc.	40,091	1,057,477
Iwatani Corp.	89,535	5,195,645
Iyogin Holdings, Inc.	458,398	4,309,924
Izumi Co. Ltd.	71,288	1,529,690
J Front Retailing Co. Ltd.	441,032	4,277,150
Japan Airlines Co. Ltd.	258,328	4,352,180
Japan Airport Terminal Co. Ltd.	118,763	4,169,496
Japan Aviation Electronics Industry Ltd.	75,223	1,167,513
Japan Exchange Group, Inc.	962,588	22,578,506
Japan Hotel REIT Investment Corp.	8,016	3,988,999
Japan Logistics Fund, Inc.	1,462	2,526,833
Japan Metropolitan Fund Invest	11,867	6,985,252
Japan Post Bank Co. Ltd.	2,586,803	25,564,320
Japan Post Holdings Co. Ltd.	3,172,456	30,584,943
Japan Post Insurance Co. Ltd.	337,836	6,494,655
Japan Prime Realty Investment Corp.	1,812	3,787,852
Japan Real Estate Investment Corp.	2,339	7,710,089
Japan Steel Works Ltd.	138,283	4,163,142
Japan Tobacco, Inc.	2,124,225	60,180,405
Jeol Ltd.	72,338	3,100,759
JFE Holdings, Inc.	1,050,828	15,901,677
JGC Holdings Corp.	373,732	2,965,693
JMDC, Inc.	61,842	1,078,088
JSR Corp. *	57,955	1,598,746
JTEKT Corp.	404,310	2,927,900
SECURITY	NUMBER OF SHARES	VALUE ($)
Justsystems Corp.	61,550	1,084,944
Kadokawa Corp.	162,763	3,359,974
Kagome Co. Ltd.	137,980	3,139,002
Kajima Corp.	758,280	12,828,199
Kakaku.com, Inc.	225,483	2,726,975
Kamigumi Co. Ltd.	160,674	3,262,660
Kandenko Co. Ltd.	178,100	2,121,628
Kaneka Corp.	103,639	2,785,119
Kansai Electric Power Co., Inc.	1,337,586	24,147,962
Kansai Paint Co. Ltd.	330,113	5,503,809
Kao Corp.	824,978	36,160,543
Katitas Co. Ltd.	85,056	862,224
Kawasaki Heavy Industries Ltd.	259,657	9,864,471
Kawasaki Kisen Kaisha Ltd.	756,504	11,223,959
KDDI Corp.	2,791,729	77,048,132
KDX Realty Investment Corp.	7,704	7,427,255
Keihan Holdings Co. Ltd.	174,105	3,228,496
Keikyu Corp.	444,158	3,274,409
Keio Corp.	203,721	4,905,535
Keisei Electric Railway Co. Ltd.	244,550	8,783,227
Kewpie Corp.	184,757	3,659,986
Keyence Corp.	352,283	158,470,745
Kikkoman Corp.	1,613,648	18,678,454
Kinden Corp.	210,974	4,494,836
Kintetsu Group Holdings Co. Ltd.	318,070	6,758,317
Kirin Holdings Co. Ltd.	1,315,006	18,200,630
Kobayashi Pharmaceutical Co. Ltd.	105,840	3,656,530
Kobe Bussan Co. Ltd.	249,368	5,523,879
Kobe Steel Ltd.	586,363	7,610,088
Koei Tecmo Holdings Co. Ltd.	261,549	2,276,872
Koito Manufacturing Co. Ltd.	402,812	5,686,712
Kokuyo Co. Ltd.	139,301	2,392,969
Komatsu Ltd.	1,652,263	48,334,042
Konami Group Corp.	168,080	11,728,004
Konica Minolta, Inc.	801,721	2,397,842
Kose Corp.	60,815	4,017,052
Kotobuki Spirits Co. Ltd.	164,380	1,816,449
K's Holdings Corp.	262,132	2,437,079
Kubota Corp.	1,799,215	25,429,104
Kuraray Co. Ltd.	597,930	7,269,371
Kurita Water Industries Ltd.	194,291	8,308,476
Kusuri No. Aoki Holdings Co. Ltd.	84,381	1,707,541
Kyocera Corp.	2,195,820	24,956,152
Kyoto Financial Group, Inc.	503,148	9,021,092
Kyowa Kirin Co. Ltd.	439,748	7,431,040
Kyudenko Corp.	69,719	2,838,539
Kyushu Electric Power Co., Inc.	828,860	9,660,232
Kyushu Financial Group, Inc.	664,676	4,417,920
Kyushu Railway Co.	283,162	6,231,024
LaSalle Logiport REIT	3,817	3,587,584
Lasertec Corp.	156,649	40,362,201
Lion Corp.	439,333	3,528,195
Lixil Corp.	458,414	5,032,067
LY Corp.	4,628,171	10,982,500
M3, Inc.	751,915	7,292,109
Mabuchi Motor Co. Ltd.	177,714	2,753,722
Macnica Holdings, Inc.	78,480	3,211,215
Makita Corp.	458,536	13,518,708
Mani, Inc.	108,489	1,290,311
Marubeni Corp.	2,960,465	57,647,541
Marui Group Co. Ltd.	324,248	4,818,997
Maruichi Steel Tube Ltd.	107,207	2,552,856
Maruwa Co. Ltd.	14,453	3,232,829
Matsui Securities Co. Ltd.	162,406	835,051
MatsukiyoCocokara & Co.	643,809	9,086,948
Mazda Motor Corp.	1,011,897	10,673,068
McDonald's Holdings Co. Japan Ltd.	160,000	6,557,002
Mebuki Financial Group, Inc.	1,762,962	7,065,535
Medipal Holdings Corp.	328,914	4,839,156

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
MEIJI Holdings Co. Ltd.	458,430	10,259,940
Menicon Co. Ltd.	90,667	751,784
Mercari, Inc. *	202,582	2,362,995
Minebea Mitsumi, Inc.	731,508	15,305,599
MISUMI Group, Inc.	490,036	8,410,240
Mitsubishi Chemical Group Corp.	2,378,901	12,575,348
Mitsubishi Corp.	6,797,803	142,881,691
Mitsubishi Electric Corp.	3,498,752	60,782,035
Mitsubishi Estate Co. Ltd.	1,959,934	32,920,206
Mitsubishi Gas Chemical Co., Inc.	315,873	5,923,687
Mitsubishi HC Capital, Inc.	1,417,590	9,386,251
Mitsubishi Heavy Industries Ltd.	5,156,328	44,887,567
Mitsubishi Logistics Corp.	108,506	3,570,489
Mitsubishi Materials Corp.	217,565	4,240,680
Mitsubishi Motors Corp.	1,113,519	3,097,261
Mitsubishi UFJ Financial Group, Inc.	20,052,967	211,574,147
Mitsui & Co. Ltd.	2,623,872	133,076,203
Mitsui Chemicals, Inc.	302,148	9,134,908
Mitsui Fudosan Co. Ltd.	4,841,061	44,376,521
Mitsui Fudosan Logistics Park, Inc.	878	2,463,954
Mitsui High-Tec, Inc.	40,439	1,809,326
Mitsui Mining & Smelting Co. Ltd.	97,769	3,158,073
Mitsui OSK Lines Ltd.	615,926	20,318,562
Miura Co. Ltd.	174,233	3,592,319
Mizuho Financial Group, Inc.	4,540,880	92,872,114
Money Forward, Inc. *	78,812	2,584,855
MonotaRO Co. Ltd.	414,057	4,368,618
Mori Hills REIT Investment Corp.	2,647	2,204,921
Morinaga & Co. Ltd.	130,982	2,091,278
Morinaga Milk Industry Co. Ltd.	129,646	2,676,328
MS&AD Insurance Group Holdings, Inc.	2,403,696	50,186,303
Murata Manufacturing Co. Ltd.	3,026,881	57,139,855
Nabtesco Corp.	199,086	3,260,351
Nagase & Co. Ltd.	185,937	3,640,766
Nagoya Railroad Co. Ltd.	346,155	3,966,096
Nankai Electric Railway Co. Ltd.	190,019	3,139,676
NEC Corp.	465,707	34,451,264
NEC Networks & System Integration Corp.	114,830	1,626,597
NET One Systems Co. Ltd.	145,304	2,756,379
Nexon Co. Ltd.	631,735	10,820,037
NGK Insulators Ltd.	449,279	5,991,054
NH Foods Ltd.	172,427	5,285,442
NHK Spring Co. Ltd.	281,811	3,127,547
Nichirei Corp.	182,822	4,135,876
NIDEC Corp.	932,169	46,523,920
Nifco, Inc.	146,835	3,502,100
Nihon Kohden Corp.	132,451	4,041,507
Nihon M&A Center Holdings, Inc.	458,680	2,123,743
Nikon Corp.	539,000	5,590,824
Nintendo Co. Ltd.	1,875,437	102,099,103
Nippon Accommodations Fund, Inc.	744	3,006,395
Nippon Building Fund, Inc.	2,791	10,425,511
Nippon Electric Glass Co. Ltd.	138,666	3,260,497
NIPPON EXPRESS HOLDINGS, Inc.	119,788	5,905,359
Nippon Kayaku Co. Ltd.	297,173	2,415,848
Nippon Paint Holdings Co. Ltd.	1,799,579	12,104,458
Nippon Prologis REIT, Inc.	4,243	6,998,540
Nippon Sanso Holdings Corp.	318,480	9,393,584
Nippon Shinyaku Co. Ltd.	90,243	1,764,719
Nippon Shokubai Co. Ltd.	231,848	2,443,223
Nippon Steel Corp.	1,485,803	32,449,495
Nippon Telegraph & Telephone Corp.	50,537,840	49,622,888
Nippon Yusen KK	805,783	25,561,286
Nipro Corp.	212,562	1,644,145
Nishi-Nippon Railroad Co. Ltd.	129,441	2,039,080
Nissan Chemical Corp.	231,782	6,429,334
Nissan Motor Co. Ltd.	3,425,880	12,173,543
SECURITY	NUMBER OF SHARES	VALUE ($)
Nisshin Seifun Group, Inc.	458,688	5,143,073
Nissin Foods Holdings Co. Ltd.	358,431	9,027,776
Niterra Co. Ltd.	319,413	9,606,070
Nitori Holdings Co. Ltd.	138,373	15,295,040
Nitto Denko Corp.	251,246	19,177,803
Noevir Holdings Co. Ltd.	28,377	980,541
NOF Corp.	402,255	5,180,974
NOK Corp.	202,115	2,797,417
Nomura Holdings, Inc.	5,374,890	32,510,312
Nomura Real Estate Holdings, Inc.	188,781	4,852,120
Nomura Real Estate Master Fund, Inc.	8,172	7,680,832
Nomura Research Institute Ltd.	759,575	20,320,426
NS Solutions Corp.	59,258	1,923,165
NSK Ltd.	752,760	3,687,995
NTT Data Group Corp.	1,163,021	17,825,168
Obayashi Corp.	1,192,671	13,885,212
OBIC Business Consultants Co. Ltd.	49,390	1,979,749
Obic Co. Ltd.	123,225	15,969,182
Odakyu Electric Railway Co. Ltd.	594,200	6,225,781
Oji Holdings Corp.	1,553,215	6,266,431
OKUMA Corp.	50,275	2,150,232
Olympus Corp.	2,046,763	32,216,541
Omron Corp.	321,683	10,517,721
Ono Pharmaceutical Co. Ltd.	742,932	10,755,483
Open House Group Co. Ltd.	125,478	3,617,139
Oracle Corp.	58,076	4,113,309
Orient Corp.	107,459	711,174
Oriental Land Co. Ltd.	1,928,444	53,836,163
ORIX Corp.	2,085,568	45,375,653
Orix JREIT, Inc.	4,864	4,933,797
Osaka Gas Co. Ltd.	699,901	15,909,169
OSG Corp.	138,445	1,709,143
Otsuka Corp.	362,183	6,870,518
Otsuka Holdings Co. Ltd.	914,074	37,657,673
PALTAC Corp.	54,147	1,420,650
Pan Pacific International Holdings Corp.	709,857	18,235,978
Panasonic Holdings Corp.	3,866,797	34,043,168
Park24 Co. Ltd. *	227,559	2,363,271
Penta-Ocean Construction Co. Ltd.	507,254	2,037,473
PeptiDream, Inc. *	156,708	1,963,524
Persol Holdings Co. Ltd.	3,123,030	4,493,411
Pigeon Corp.	194,849	1,866,097
Pola Orbis Holdings, Inc.	133,879	1,141,607
Rakus Co. Ltd.	167,178	1,897,368
Rakuten Bank Ltd. *	148,350	2,706,541
Rakuten Group, Inc. *	2,624,947	13,630,448
Recruit Holdings Co. Ltd.	2,570,481	130,008,483
Relo Group, Inc.	183,546	1,851,286
Renesas Electronics Corp.	2,663,068	49,755,116
Rengo Co. Ltd.	378,247	2,550,210
Resona Holdings, Inc.	4,064,401	28,036,595
Resonac Holdings Corp.	347,636	7,680,755
Resorttrust, Inc.	113,485	1,760,644
Ricoh Co. Ltd.	1,010,166	9,022,037
Rinnai Corp.	186,047	4,462,192
Rohm Co. Ltd.	582,904	7,522,539
Rohto Pharmaceutical Co. Ltd.	369,850	6,498,176
Ryohin Keikaku Co. Ltd.	418,712	6,881,057
Sanken Electric Co. Ltd.	33,530	1,242,879
Sankyo Co. Ltd.	371,767	3,623,158
Sankyu, Inc.	85,862	3,100,200
Sanrio Co. Ltd.	340,512	5,251,397
Santen Pharmaceutical Co. Ltd.	592,170	6,134,798
Sanwa Holdings Corp.	340,926	6,327,345
Sapporo Holdings Ltd.	140,217	4,736,211
Sawai Group Holdings Co. Ltd.	68,710	2,672,408
SBI Holdings, Inc.	428,101	11,065,871

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SCREEN Holdings Co. Ltd.	146,180	13,958,006
SCSK Corp.	268,623	5,088,871
Secom Co. Ltd.	368,463	22,912,727
Sega Sammy Holdings, Inc.	281,304	3,958,788
Seibu Holdings, Inc.	365,781	5,440,918
Seiko Epson Corp.	466,086	7,494,984
Seino Holdings Co. Ltd.	242,638	3,161,420
Sekisui Chemical Co. Ltd.	733,645	10,518,325
Sekisui House Ltd.	973,390	21,877,969
Sekisui House REIT, Inc.	6,808	3,548,157
Seven & i Holdings Co. Ltd.	4,151,476	53,575,954
Seven Bank Ltd.	1,199,835	2,022,567
SG Holdings Co. Ltd.	743,762	7,515,951
Sharp Corp. *(a)	367,375	2,268,142
SHIFT, Inc. *	26,438	2,548,829
Shikoku Electric Power Co., Inc.	278,740	2,674,854
Shimadzu Corp.	477,054	12,349,459
Shimamura Co. Ltd.	78,132	3,743,892
Shimano, Inc.	139,518	22,808,345
Shimizu Corp.	1,074,595	5,947,216
Shin-Etsu Chemical Co. Ltd.	3,429,709	127,786,097
Shinko Electric Industries Co. Ltd.	116,687	4,154,531
Shionogi & Co. Ltd.	446,403	19,998,582
Ship Healthcare Holdings, Inc.	139,216	2,052,206
Shiseido Co. Ltd.	705,357	22,312,703
Shizuoka Financial Group, Inc.	858,586	8,864,780
SHO-BOND Holdings Co. Ltd.	79,185	2,984,082
Skylark Holdings Co. Ltd.	433,194	5,959,881
SMC Corp.	103,946	52,130,098
SMS Co. Ltd.	91,396	1,128,891
Socionext, Inc.	320,706	9,342,913
SoftBank Corp.	4,950,846	59,465,601
SoftBank Group Corp.	1,748,442	100,603,981
Sohgo Security Services Co. Ltd.	590,600	3,556,867
Sojitz Corp.	403,625	10,541,074
Sompo Holdings, Inc.	1,649,094	34,892,854
Sony Group Corp.	2,223,723	182,474,200
Sotetsu Holdings, Inc.	135,210	2,102,425
Square Enix Holdings Co. Ltd.	137,225	4,112,078
Stanley Electric Co. Ltd.	219,485	4,030,188
Subaru Corp.	1,097,353	24,440,711
Sugi Holdings Co. Ltd.	179,829	2,788,783
SUMCO Corp.	597,540	8,966,237
Sumitomo Bakelite Co. Ltd.	115,548	3,191,182
Sumitomo Chemical Co. Ltd.	2,685,479	5,507,842
Sumitomo Corp.	1,978,506	51,381,100
Sumitomo Electric Industries Ltd.	1,344,755	21,774,343
Sumitomo Forestry Co. Ltd.	293,677	10,140,262
Sumitomo Heavy Industries Ltd.	200,378	5,431,991
Sumitomo Metal Mining Co. Ltd.	419,354	13,649,787
Sumitomo Mitsui Financial Group, Inc.	2,256,586	147,763,339
Sumitomo Mitsui Trust Holdings, Inc.	1,294,272	30,004,346
Sumitomo Pharma Co. Ltd. *	287,456	557,918
Sumitomo Realty & Development Co. Ltd.	719,915	22,461,696
Sumitomo Rubber Industries Ltd.	313,559	3,533,762
Sundrug Co. Ltd.	116,700	2,967,534
Suntory Beverage & Food Ltd.	222,348	8,137,219
Suzuken Co. Ltd.	145,794	4,403,184
Suzuki Motor Corp.	3,273,416	38,817,721
Sysmex Corp.	1,010,625	17,232,299
T&D Holdings, Inc.	882,285	15,863,669
Taiheiyo Cement Corp.	200,310	4,991,657
Taisei Corp.	308,923	11,730,208
Taiyo Yuden Co. Ltd.	216,950	4,565,552
Takara Holdings, Inc.	309,375	2,085,862
Takashimaya Co. Ltd.	237,925	3,944,851
Takeda Pharmaceutical Co. Ltd.	2,729,695	72,487,303
SECURITY	NUMBER OF SHARES	VALUE ($)
TBS Holdings, Inc.	60,007	1,402,563
TDK Corp.	653,615	32,654,754
TechnoPro Holdings, Inc.	192,232	3,195,202
Teijin Ltd.	324,699	3,157,212
Terumo Corp.	2,593,373	44,063,164
THK Co. Ltd.	210,175	4,063,201
TIS, Inc.	406,265	7,418,482
Tobu Railway Co. Ltd.	359,063	6,338,355
Toda Corp.	422,097	2,926,435
Toei Animation Co. Ltd.	90,579	1,374,147
Toho Co. Ltd.	217,358	6,864,665
Toho Gas Co. Ltd.	157,684	4,138,145
Tohoku Electric Power Co., Inc.	838,300	8,484,623
Tokai Carbon Co. Ltd.	345,117	2,187,384
Tokio Marine Holdings, Inc.	3,337,735	115,311,103
Tokyo Century Corp.	437,850	4,041,499
Tokyo Electric Power Co. Holdings, Inc. *	2,876,988	17,202,061
Tokyo Electron Ltd.	792,167	169,528,628
Tokyo Gas Co. Ltd.	659,291	14,788,894
Tokyo Ohka Kogyo Co. Ltd.	194,160	5,065,742
Tokyo Seimitsu Co. Ltd.	64,660	4,598,145
Tokyo Tatemono Co. Ltd.	350,134	5,668,274
Tokyu Corp.	1,063,873	12,422,966
Tokyu Fudosan Holdings Corp.	1,066,780	7,372,319
TOPPAN Holdings, Inc.	474,029	12,277,184
Toray Industries, Inc.	2,682,973	13,416,146
Toridoll Holdings Corp.	75,671	1,798,538
Tosoh Corp.	490,004	6,214,502
TOTO Ltd.	255,548	6,376,300
Toyo Seikan Group Holdings Ltd.	254,649	4,210,795
Toyo Suisan Kaisha Ltd.	158,680	11,420,477
Toyo Tire Corp.	178,830	3,189,227
Toyoda Gosei Co. Ltd.	131,706	2,552,068
Toyota Boshoku Corp.	109,575	1,596,785
Toyota Industries Corp.	291,010	27,407,477
Toyota Motor Corp.	21,530,584	465,974,203
Toyota Tsusho Corp.	406,541	24,677,811
Trend Micro, Inc.	201,930	9,095,170
TS Tech Co. Ltd.	164,344	1,959,850
Tsumura & Co.	118,954	2,990,030
Tsuruha Holdings, Inc.	64,689	3,829,184
UBE Corp.	176,114	3,239,413
Ulvac, Inc.	85,760	6,112,266
Unicharm Corp.	711,716	22,876,181
United Urban Investment Corp.	4,993	4,445,071
Ushio, Inc.	183,951	2,470,512
USS Co. Ltd.	722,947	5,633,323
Welcia Holdings Co. Ltd.	175,656	2,421,704
West Japan Railway Co.	818,439	16,343,260
Workman Co. Ltd. (a)	77,436	1,803,530
Yakult Honsha Co. Ltd.	534,147	9,724,742
Yamada Holdings Co. Ltd.	1,024,570	2,871,365
Yamaguchi Financial Group, Inc.	359,305	4,389,994
Yamaha Corp.	269,127	6,112,280
Yamaha Motor Co. Ltd.	1,619,940	15,797,881
Yamato Holdings Co. Ltd.	502,029	5,756,825
Yamato Kogyo Co. Ltd.	58,663	3,061,100
Yamazaki Baking Co. Ltd.	212,115	4,666,274
Yaoko Co. Ltd.	39,215	2,313,047
Yaskawa Electric Corp.	476,024	18,135,834
Yokogawa Electric Corp.	428,150	10,996,299
Yokohama Rubber Co. Ltd.	234,501	5,879,499
Zenkoku Hosho Co. Ltd.	87,248	3,126,926
Zensho Holdings Co. Ltd.	170,006	6,665,226
Zeon Corp.	250,232	2,317,685
ZOZO, Inc.	192,843	4,513,517
		8,066,658,167

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Netherlands 4.2%
Aalberts NV	171,217	8,107,784
ABN AMRO Bank NV, GDR	791,886	13,453,852
Adyen NV *	53,273	68,520,708
Aegon Ltd.	3,021,166	19,494,991
Akzo Nobel NV	334,628	23,300,266
Allfunds Group PLC	600,836	3,567,902
ArcelorMittal SA	908,195	23,820,215
ASM International NV	83,926	58,328,638
ASML Holding NV	711,367	672,483,725
ASR Nederland NV	258,105	12,440,821
BE Semiconductor Industries NV	139,243	20,406,888
CTP NV	191,917	3,421,025
DSM-Firmenich AG	316,018	36,245,239
EXOR NV	182,659	20,404,507
Heineken Holding NV	233,481	19,035,361
Heineken NV	504,517	50,322,990
IMCD NV	100,793	15,253,264
ING Groep NV, Series N	6,119,060	108,703,575
InPost SA *	406,867	7,292,378
JDE Peet's NV	213,266	4,681,364
Koninklijke Ahold Delhaize NV	1,718,035	53,229,896
Koninklijke KPN NV	6,069,820	22,693,872
Koninklijke Philips NV *	1,476,428	39,877,901
Koninklijke Vopak NV	115,887	4,747,951
NN Group NV	495,862	23,034,180
OCI NV	171,002	4,652,131
Prosus NV	2,720,598	98,587,159
Randstad NV	194,984	10,245,048
Signify NV	222,886	6,029,766
Universal Music Group NV	1,357,784	42,127,196
Wolters Kluwer NV	442,126	70,099,878
		1,564,610,471

New Zealand 0.3%
a2 Milk Co. Ltd. *	1,284,087	6,066,973
Air New Zealand Ltd.	2,630,264	872,659
Auckland International Airport Ltd.	2,436,648	11,677,198
Contact Energy Ltd.	1,423,597	8,064,348
EBOS Group Ltd.	285,731	5,802,031
Fisher & Paykel Healthcare Corp. Ltd.	1,031,781	18,700,826
Fletcher Building Ltd.	1,350,239	2,580,015
Infratil Ltd.	1,465,037	9,541,260
Kiwi Property Group Ltd.	2,746,512	1,383,715
Mainfreight Ltd.	143,515	6,088,527
Mercury NZ Ltd.	1,229,215	5,044,935
Meridian Energy Ltd.	2,227,955	9,253,464
Ryman Healthcare Ltd. *	1,068,735	2,390,136
SKYCITY Entertainment Group Ltd.	1,415,861	1,513,635
Spark New Zealand Ltd.	3,296,904	8,456,955
		97,436,677

Norway 0.5%
Aker ASA, A Shares	42,505	2,529,686
Aker BP ASA	543,214	13,909,399
AutoStore Holdings Ltd. *	1,945,890	2,742,374
DNB Bank ASA	1,821,836	35,598,626
Equinor ASA	1,575,440	45,433,484
Gjensidige Forsikring ASA	306,052	5,353,662
Kongsberg Gruppen ASA	131,037	11,248,802
Mowi ASA	825,179	14,756,738
Norsk Hydro ASA	2,364,289	15,966,726
Orkla ASA	1,351,891	10,755,602
Salmar ASA	112,174	6,820,241
Schibsted ASA, A Shares	137,401	3,977,499
Schibsted ASA, B Shares	170,175	4,595,667
SECURITY	NUMBER OF SHARES	VALUE ($)
Telenor ASA	1,113,707	12,980,725
TOMRA Systems ASA	418,727	5,494,482
Var Energi ASA	1,413,046	4,998,753
Yara International ASA	282,754	8,747,925
		205,910,391

Poland 0.3%
Allegro.eu SA *	990,867	9,507,239
Bank Polska Kasa Opieki SA	278,582	11,321,595
Dino Polska SA *	85,363	8,501,608
KGHM Polska Miedz SA	242,461	9,342,478
LPP SA	2,050	9,028,956
ORLEN SA	1,064,803	17,193,174
Pepco Group NV *	266,227	1,643,886
Powszechna Kasa Oszczednosci Bank Polski SA	1,513,283	22,816,479
Powszechny Zaklad Ubezpieczen SA	999,872	12,698,400
Santander Bank Polska SA	62,835	8,050,286
		110,104,101

Portugal 0.2%
EDP - Energias de Portugal SA	5,344,064	21,645,446
EDP Renovaveis SA	514,154	8,216,194
Galp Energia SGPS SA	794,588	16,661,203
Jeronimo Martins SGPS SA	490,583	10,960,428
		57,483,271

Republic of Korea 4.0%
Alteogen, Inc. *	64,208	8,621,045
Amorepacific Corp.	53,076	7,444,555
AMOREPACIFIC Group	44,552	1,230,807
BGF retail Co. Ltd.	14,081	1,184,816
BNK Financial Group, Inc.	490,965	2,996,392
Celltrion Pharm, Inc. *	36,621	2,359,318
Celltrion, Inc.	299,898	38,165,489
Cheil Worldwide, Inc.	118,862	1,604,515
CJ CheilJedang Corp.	13,909	3,511,029
CJ Corp.	22,133	2,204,428
CJ ENM Co. Ltd. *	17,664	1,141,835
CJ Logistics Corp.	13,833	1,036,064
CosmoAM&T Co. Ltd. *	44,232	4,951,761
Coway Co. Ltd.	97,406	3,967,858
Daewoo Engineering & Construction Co. Ltd. *	349,271	922,022
DB Insurance Co. Ltd.	77,871	5,821,132
DGB Financial Group, Inc.	273,112	1,625,397
DL E&C Co. Ltd.	52,569	1,290,922
DL Holdings Co. Ltd.	20,680	827,469
Dongsuh Cos., Inc.	54,783	741,888
Doosan Bobcat, Inc.	85,032	3,543,640
Doosan Enerbility Co. Ltd. *	797,170	11,975,830
Ecopro BM Co. Ltd. *	83,470	11,532,853
Ecopro Co. Ltd. *	179,652	12,248,853
E-MART, Inc.	33,771	1,495,188
F&F Co. Ltd.	26,956	1,304,432
Fila Holdings Corp.	88,287	2,512,374
Green Cross Corp.	9,103	754,118
GS Engineering & Construction Corp. *	109,254	1,182,852
GS Holdings Corp.	95,226	2,998,703
GS Retail Co. Ltd.	66,665	954,799
Hana Financial Group, Inc.	472,078	21,037,314
Hanjin Kal Corp.	54,797	2,521,085
Hankook Tire & Technology Co. Ltd.	149,970	4,749,691
Hanmi Pharm Co. Ltd.	13,347	2,732,927
Hanmi Science Co. Ltd.	42,720	973,469

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hanmi Semiconductor Co. Ltd.	79,872	9,328,159
Hanon Systems	283,420	1,025,556
Hanwha Aerospace Co. Ltd.	61,477	9,102,441
Hanwha Corp.	88,277	1,724,671
Hanwha Life Insurance Co. Ltd.	597,619	1,210,734
Hanwha Ocean Co. Ltd. *	184,362	3,954,752
Hanwha Solutions Corp.	180,517	4,100,437
HD Hyundai Co. Ltd.	85,897	4,262,124
HD Hyundai Heavy Industries Co. Ltd. *	32,769	3,046,022
HD Hyundai Infracore Co. Ltd.	241,316	1,448,367
HD HYUNDAI MIPO *	36,208	1,888,135
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. *	74,876	7,051,988
Hite Jinro Co. Ltd.	54,350	789,018
HL Mando Co. Ltd.	56,953	1,785,244
HLB, Inc. *	195,310	8,633,110
HMM Co. Ltd.	507,385	6,596,316
Hotel Shilla Co. Ltd.	53,721	2,207,739
HYBE Co. Ltd.	40,251	5,814,308
Hyundai Autoever Corp.	12,667	1,354,026
Hyundai Department Store Co. Ltd.	25,640	919,451
Hyundai Engineering & Construction Co. Ltd.	127,529	3,058,006
Hyundai Glovis Co. Ltd.	36,241	4,698,465
Hyundai Marine & Fire Insurance Co. Ltd.	97,532	2,310,534
Hyundai Mobis Co. Ltd.	119,815	18,562,217
Hyundai Motor Co.	248,721	45,449,000
Hyundai Steel Co.	169,109	3,621,452
Hyundai Wia Corp.	27,555	1,106,539
Industrial Bank of Korea	483,079	4,800,958
Kakao Corp.	547,866	17,133,796
Kakao Games Corp. *	70,071	1,080,507
KakaoBank Corp.	371,675	5,972,893
Kakaopay Corp. *	36,580	819,024
Kangwon Land, Inc.	183,648	1,977,676
KB Financial Group, Inc.	689,273	39,527,844
KCC Corp.	6,882	1,461,347
KEPCO Plant Service & Engineering Co. Ltd.	37,097	995,380
Kia Corp.	436,054	37,068,763
Korea Aerospace Industries Ltd.	122,121	4,568,898
Korea Electric Power Corp.	442,791	6,220,277
Korea Gas Corp. *	44,349	954,534
Korea Investment Holdings Co. Ltd.	64,246	3,025,416
Korea Zinc Co. Ltd.	19,605	7,462,233
Korean Air Lines Co. Ltd.	361,238	5,439,899
Krafton, Inc. *	49,940	9,017,370
KT&G Corp.	179,165	10,805,155
Kum Yang Co. Ltd. *	61,419	3,695,210
Kumho Petrochemical Co. Ltd.	29,051	3,092,786
L&F Co. Ltd. *	42,860	4,841,504
LG Chem Ltd.	83,496	21,197,388
LG Corp.	155,988	9,159,528
LG Display Co. Ltd. *	597,763	4,287,159
LG Electronics, Inc.	189,845	14,369,836
LG Energy Solution Ltd. *	71,018	16,978,049
LG H&H Co. Ltd.	16,139	4,866,587
LG Innotek Co. Ltd.	24,217	4,337,739
LG Uplus Corp.	366,693	2,555,767
Lotte Chemical Corp.	31,791	2,596,917
Lotte Chilsung Beverage Co. Ltd.	5,465	509,575
Lotte Corp.	44,735	844,910
Lotte Energy Materials Corp.	37,521	1,289,950
LOTTE Fine Chemical Co. Ltd.	23,273	805,995
Lotte Shopping Co. Ltd.	19,626	934,133
LS Corp.	29,780	3,658,646
SECURITY	NUMBER OF SHARES	VALUE ($)
Meritz Financial Group, Inc.	161,694	8,980,729
Mirae Asset Securities Co. Ltd.	543,536	2,830,446
NAVER Corp.	260,854	32,066,268
NCSoft Corp.	27,373	3,762,292
Netmarble Corp. *	37,590	1,634,407
NH Investment & Securities Co. Ltd.	249,297	2,211,092
NongShim Co. Ltd.	5,421	1,799,104
OCI Holdings Co. Ltd.	29,573	2,069,715
Orion Corp.	37,645	2,493,262
Ottogi Corp.	2,455	806,778
Pan Ocean Co. Ltd.	423,627	1,317,189
Paradise Co. Ltd.	78,813	815,140
Pearl Abyss Corp. *	57,712	1,727,754
Posco DX Co. Ltd.	95,292	2,432,973
POSCO Future M Co. Ltd.	51,869	9,384,410
POSCO Holdings, Inc.	135,826	36,199,338
Posco International Corp.	80,733	2,510,242
S-1 Corp.	33,088	1,519,914
Samsung Biologics Co. Ltd. *	31,770	16,750,641
Samsung C&T Corp.	151,390	14,772,156
Samsung Card Co. Ltd.	56,100	1,641,002
Samsung E&A Co. Ltd. *	273,325	4,619,411
Samsung Electro-Mechanics Co. Ltd.	102,730	11,500,596
Samsung Electronics Co. Ltd.	8,584,466	455,713,590
Samsung Fire & Marine Insurance Co. Ltd.	58,319	14,679,262
Samsung Heavy Industries Co. Ltd. *	1,231,468	8,147,230
Samsung Life Insurance Co. Ltd.	139,090	8,468,663
Samsung SDI Co. Ltd.	95,168	25,741,516
Samsung SDS Co. Ltd.	63,425	7,017,955
Samsung Securities Co. Ltd.	108,410	2,826,623
SD Biosensor, Inc. *	95,732	694,196
Seegene, Inc.	45,265	691,456
Shinhan Financial Group Co. Ltd.	880,291	29,977,769
Shinsegae, Inc.	11,799	1,390,774
SK Biopharmaceuticals Co. Ltd. *	49,372	3,045,299
SK Bioscience Co. Ltd. *	41,247	1,540,190
SK Chemicals Co. Ltd.	16,195	621,108
SK Hynix, Inc.	971,557	132,764,136
SK IE Technology Co. Ltd. *	44,254	1,379,192
SK Innovation Co. Ltd. *	107,607	7,771,984
SK Networks Co. Ltd.	210,557	767,984
SK Square Co. Ltd. *	169,652	9,508,501
SK, Inc.	65,912	8,388,064
SKC Co. Ltd. *	31,941	3,211,287
S-Oil Corp.	82,213	4,049,638
Solus Advanced Materials Co. Ltd.	46,494	599,749
Wemade Co. Ltd. *	29,338	904,794
Woori Financial Group, Inc.	1,215,693	12,441,855
Yuhan Corp.	96,179	4,779,253
		1,498,536,257

Singapore 1.1%
CapitaLand Ascendas REIT	6,569,403	12,684,872
CapitaLand Ascott Trust	3,891,284	2,576,533
CapitaLand Integrated Commercial Trust	8,955,687	12,985,978
CapitaLand Investment Ltd.	4,507,840	8,870,944
City Developments Ltd.	1,014,183	4,209,193
ComfortDelGro Corp. Ltd.	3,747,637	3,853,825
DBS Group Holdings Ltd.	3,583,014	95,400,365
Frasers Logistics & Commercial Trust	5,218,494	3,822,083
Genting Singapore Ltd.	11,320,170	7,621,036
Hutchison Port Holdings Trust, Class U	9,155,764	1,135,315
Jardine Cycle & Carriage Ltd.	205,365	3,910,702
Keppel DC REIT	2,285,610	3,043,647
Keppel Ltd.	2,465,003	12,254,805

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Keppel REIT	4,571,106	2,891,393
Mapletree Industrial Trust	3,918,161	6,377,121
Mapletree Logistics Trust	6,073,226	5,975,727
Mapletree Pan Asia Commercial Trust	3,985,525	3,597,204
Netlink NBN Trust	5,267,934	3,254,217
Olam Group Ltd.	2,053,978	1,732,289
Oversea-Chinese Banking Corp. Ltd.	6,304,522	67,676,714
SATS Ltd. *	1,911,800	3,931,941
Seatrium Ltd. *	3,857,417	5,022,604
Sembcorp Industries Ltd.	1,608,483	6,056,949
SIA Engineering Co. Ltd.	390,539	676,083
Singapore Airlines Ltd.	2,588,153	12,962,785
Singapore Exchange Ltd.	1,486,061	10,510,278
Singapore Post Ltd.	2,442,224	885,322
Singapore Technologies Engineering Ltd.	2,988,946	9,243,023
Singapore Telecommunications Ltd.	13,730,275	25,191,301
StarHub Ltd.	1,028,122	973,586
Suntec Real Estate Investment Trust	3,710,937	2,937,562
Thai Beverage PCL	14,386,941	5,268,577
United Overseas Bank Ltd.	2,187,446	49,827,227
UOL Group Ltd.	896,930	3,576,572
Venture Corp. Ltd.	468,920	4,863,696
Wilmar International Ltd.	3,677,435	8,406,654
		414,208,123

Spain 2.3%
Acciona SA	40,476	5,180,612
ACS Actividades de Construccion y Servicios SA	439,978	19,640,553
Aena SME SA	124,980	24,367,810
Amadeus IT Group SA	810,357	57,481,112
Banco Bilbao Vizcaya Argentaria SA	10,600,097	114,384,155
Banco de Sabadell SA	9,681,304	20,373,672
Banco Santander SA	28,791,910	151,109,471
Bankinter SA	1,215,409	10,713,913
CaixaBank SA	6,870,508	39,306,929
Cellnex Telecom SA *	1,020,127	37,132,778
Corp. ACCIONA Energias Renovables SA	101,577	2,359,820
Enagas SA	442,172	6,782,707
Endesa SA	561,796	11,160,904
Ferrovial SE	941,572	37,063,888
Fomento de Construcciones y Contratas SA	57,255	931,097
Grifols SA *	589,832	5,972,917
Iberdrola SA	10,577,553	138,944,136
Industria de Diseno Textil SA	1,881,392	88,968,610
Mapfre SA	1,783,472	4,278,861
Merlin Properties Socimi SA	591,711	7,078,820
Naturgy Energy Group SA	243,922	6,535,304
Redeia Corp. SA	775,055	13,916,745
Repsol SA	2,183,433	35,602,414
Telefonica SA (a)	9,113,471	42,393,989
		881,681,217

Sweden 2.8%
Alfa Laval AB	550,165	25,381,286
Assa Abloy AB, B Shares	1,740,936	50,851,514
Atlas Copco AB, A Shares	4,539,527	86,671,074
Atlas Copco AB, B Shares	2,739,455	45,127,085
Axfood AB	190,924	5,059,381
Beijer Ref AB	713,245	11,539,063
Boliden AB	487,028	16,985,687
Castellum AB *	761,359	9,450,749
SECURITY	NUMBER OF SHARES	VALUE ($)
Epiroc AB, A Shares	1,160,663	24,135,416
Epiroc AB, B Shares	674,611	12,597,802
EQT AB (a)	1,127,540	34,092,507
Essity AB, B Shares	1,111,571	28,483,663
Evolution AB	332,226	35,632,196
Fastighets AB Balder, B Shares *	1,115,724	7,496,012
Getinge AB, B Shares	396,368	7,047,581
H & M Hennes & Mauritz AB, B Shares	1,114,284	19,664,085
Hexagon AB, B Shares	3,828,604	41,936,559
Holmen AB, B Shares	147,277	6,153,112
Husqvarna AB, B Shares	612,786	5,051,587
Industrivarden AB, A Shares	223,171	7,914,919
Industrivarden AB, C Shares	287,521	10,063,180
Indutrade AB	470,877	12,106,372
Investment AB Latour, B Shares	253,058	7,023,507
Investor AB, A Shares	801,014	21,492,997
Investor AB, B Shares	2,977,774	80,523,231
L E Lundbergforetagen AB, B Shares	129,480	6,561,902
Lifco AB, B Shares	405,023	10,698,227
Nibe Industrier AB, B Shares	2,586,978	13,130,195
Saab AB, B Shares	687,460	16,563,569
Sagax AB, B Shares	389,377	10,240,528
Sagax AB, D Shares	295,771	895,705
Sandvik AB	1,913,117	41,928,790
Securitas AB, B Shares	861,159	8,826,773
Skandinaviska Enskilda Banken AB, A Shares	2,261,035	32,064,938
Skandinaviska Enskilda Banken AB, C Shares	5,327	77,292
Skanska AB, B Shares	634,362	11,173,655
SKF AB, B Shares	685,006	14,934,762
SSAB AB, A Shares	424,330	2,462,737
SSAB AB, B Shares	1,281,064	7,405,839
Svenska Cellulosa AB SCA, B Shares	1,053,395	16,110,617
Svenska Handelsbanken AB, A Shares	2,688,360	25,213,919
Svenska Handelsbanken AB, B Shares (a)	68,804	793,550
Sweco AB, B Shares	355,883	4,974,214
Swedbank AB, A Shares	1,824,136	37,827,945
Swedish Orphan Biovitrum AB *	387,345	10,400,699
Tele2 AB, B Shares	975,490	9,516,342
Telefonaktiebolaget LM Ericsson, B Shares	5,250,892	32,242,670
Telia Co. AB	4,391,396	11,378,080
Trelleborg AB, B Shares	396,675	15,426,166
Volvo AB, A Shares	414,792	11,232,340
Volvo AB, B Shares	2,770,479	74,285,464
Volvo Car AB, B Shares *	1,162,877	3,883,738
		1,042,731,221

Switzerland 7.7%
ABB Ltd.	2,690,544	147,329,018
Adecco Group AG	282,280	10,682,302
Alcon, Inc.	892,442	79,475,464
Avolta AG	196,052	7,945,088
Bachem Holding AG	55,442	4,968,670
Baloise Holding AG	90,047	15,560,968
Banque Cantonale Vaudoise	50,170	5,285,882
Barry Callebaut AG	6,733	11,687,500
Belimo Holding AG	17,586	8,175,546
BKW AG	31,753	4,997,978
Chocoladefabriken Lindt & Spruengli AG	178	21,151,250
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	1,870	21,785,402

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Cie Financiere Richemont SA, Class A	955,991	152,647,014
Clariant AG	401,076	6,401,923
Coca-Cola HBC AG	349,468	11,782,075
DKSH Holding AG	62,949	4,270,331
Emmi AG	3,544	3,535,554
EMS-Chemie Holding AG	13,282	10,953,620
Flughafen Zurich AG	33,137	7,048,706
Geberit AG	58,948	35,964,063
Georg Fischer AG	145,893	10,543,949
Givaudan SA	14,417	67,710,280
Helvetia Holding AG	61,419	8,244,572
Holcim AG	936,599	81,788,249
Julius Baer Group Ltd.	364,097	21,826,044
Kuehne & Nagel International AG	89,596	25,374,692
Logitech International SA	279,835	27,730,698
Lonza Group AG	130,261	70,231,060
Nestle SA	4,824,173	510,999,248
Novartis AG	3,721,500	384,339,805
Partners Group Holding AG	39,727	53,107,313
PSP Swiss Property AG	79,513	9,985,948
Roche Holding AG	1,249,814	320,021,098
Roche Holding AG, Bearer Shares	53,039	14,862,561
Sandoz Group AG	791,300	28,120,687
Schindler Holding AG	36,148	9,135,669
Schindler Holding AG, Participation Certificates	72,388	18,743,930
SGS SA	265,814	24,750,181
SIG Group AG	641,670	13,322,041
Sika AG	272,586	82,457,152
Sonova Holding AG	92,204	29,107,908
Straumann Holding AG	189,153	24,531,287
Swatch Group AG	91,449	3,811,431
Swatch Group AG, Bearer Shares	51,297	10,982,670
Swiss Life Holding AG	55,607	38,696,530
Swiss Prime Site AG	135,133	12,477,502
Swiss Re AG	519,404	66,037,398
Swisscom AG	45,913	25,354,826
Tecan Group AG	22,410	7,934,106
Temenos AG	107,764	6,928,240
UBS Group AG	5,437,350	171,712,134
VAT Group AG	46,697	25,187,342
Zurich Insurance Group AG	259,730	136,378,763
		2,914,083,668

United Kingdom 13.0%
3i Group PLC	1,769,904	64,516,002
abrdn PLC	3,398,022	6,708,020
Admiral Group PLC	560,721	19,375,506
Airtel Africa PLC	1,939,179	3,009,664
Anglo American PLC	2,179,206	69,738,654
Antofagasta PLC	616,336	17,287,350
Ashtead Group PLC	785,941	56,917,513
Associated British Foods PLC	606,932	19,705,007
AstraZeneca PLC	2,657,993	412,528,468
Auto Trader Group PLC	1,599,582	16,622,620
Aviva PLC	4,977,239	30,411,345
B&M European Value Retail SA	1,807,792	12,534,946
BAE Systems PLC	5,506,252	97,586,941
Barclays PLC	27,023,439	75,693,691
Barratt Developments PLC	1,730,604	11,087,528
Beazley PLC	1,174,782	10,320,548
Berkeley Group Holdings PLC	186,000	12,409,109
BP PLC	30,051,685	186,774,897
British American Tobacco PLC	3,633,069	111,708,743
British Land Co. PLC	1,659,330	9,249,216
BT Group PLC	11,748,780	19,535,851
Bunzl PLC	599,798	22,421,128
SECURITY	NUMBER OF SHARES	VALUE ($)
Burberry Group PLC	630,736	8,311,595
Centrica PLC	10,289,997	18,544,772
Compass Group PLC	3,087,694	86,172,995
ConvaTec Group PLC	3,119,733	9,874,496
CRH PLC	1,248,381	97,241,804
Croda International PLC	247,375	14,299,078
DCC PLC	186,315	13,497,597
Diageo PLC	3,992,187	133,704,359
DS Smith PLC	2,432,642	11,800,477
Endeavour Mining PLC	325,447	7,114,542
Entain PLC	1,128,166	9,698,439
Experian PLC	1,647,655	75,667,399
Ferguson PLC	371,637	75,233,706
Flutter Entertainment PLC *	317,280	60,190,140
Fresnillo PLC	327,230	2,581,017
Glencore PLC	21,888,261	133,975,978
GSK PLC	7,256,647	163,209,722
Haleon PLC	12,354,691	51,138,177
Halma PLC	673,719	19,094,150
Hargreaves Lansdown PLC	672,425	9,036,463
Hikma Pharmaceuticals PLC	287,161	7,056,334
Hiscox Ltd.	599,156	8,711,690
Howden Joinery Group PLC	933,273	10,783,301
HSBC Holdings PLC	34,538,429	306,237,046
IMI PLC	454,075	10,724,274
Imperial Brands PLC	1,578,120	38,999,761
Informa PLC	2,477,687	26,744,608
InterContinental Hotels Group PLC	298,323	30,006,146
Intermediate Capital Group PLC	492,331	14,479,899
International Consolidated Airlines Group SA *	2,914,981	6,361,257
Intertek Group PLC	296,851	18,050,915
J Sainsbury PLC	3,085,306	10,888,996
JD Sports Fashion PLC	4,384,069	7,116,787
Johnson Matthey PLC	318,859	7,136,971
Kingfisher PLC	3,388,324	11,393,305
Land Securities Group PLC	1,402,917	11,654,909
Legal & General Group PLC	10,789,570	34,343,182
Lloyds Banking Group PLC	115,194,405	81,428,649
London Stock Exchange Group PLC	873,014	101,837,536
M&G PLC	3,868,637	9,806,762
Marks & Spencer Group PLC	3,512,609	13,506,199
Melrose Industries PLC	2,378,645	18,649,436
Mondi PLC	813,720	16,172,393
National Grid PLC	6,703,859	75,315,915
NatWest Group PLC	9,765,606	39,165,722
Next PLC	221,916	26,383,893
NMC Health PLC *(b)	136,583	0
Ocado Group PLC *	1,076,921	5,122,561
Pearson PLC	1,269,409	15,321,677
Persimmon PLC	563,606	10,369,071
Phoenix Group Holdings PLC	1,296,154	8,188,602
Prudential PLC	4,961,025	47,183,310
Reckitt Benckiser Group PLC	1,298,983	73,630,035
RELX PLC	3,423,110	148,879,569
Rentokil Initial PLC	4,623,135	24,386,411
Rightmove PLC	1,450,925	9,849,892
Rio Tinto PLC	1,969,795	137,334,881
Rolls-Royce Holdings PLC *	15,176,464	87,608,954
RS Group PLC	838,622	7,511,501
Sage Group PLC	1,827,437	23,790,420
Schroders PLC	1,484,420	7,404,873
Segro PLC	2,419,469	28,069,208
Severn Trent PLC	471,775	14,331,833
Shell PLC	11,718,814	419,486,640
Smith & Nephew PLC	1,550,491	19,551,328
Smiths Group PLC	625,627	13,716,554
Smurfit Kappa Group PLC	477,473	23,222,478
Spirax-Sarco Engineering PLC	130,632	14,819,163

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SSE PLC	1,975,328	44,138,008
St. James's Place PLC	961,461	6,115,761
Standard Chartered PLC	3,989,997	39,492,397
Taylor Wimpey PLC	6,244,521	11,699,190
Tesco PLC	12,579,958	49,812,228
Unilever PLC	4,483,914	244,284,519
UNITE Group PLC	624,704	7,408,897
United Utilities Group PLC	1,377,841	17,823,344
Vodafone Group PLC	39,612,124	38,138,287
Weir Group PLC	459,819	12,434,772
Whitbread PLC	369,872	13,906,290
Wise PLC, Class A *	1,336,970	13,864,657
WPP PLC	1,850,798	19,247,359
		4,887,630,209
Total Common Stocks (Cost $29,204,122,198)		37,182,757,333

PREFERRED STOCKS 0.5% OF NET ASSETS

Germany 0.3%
Bayerische Motoren Werke AG	107,941	10,358,774
FUCHS SE	125,092	6,034,944
Henkel AG & Co. KGaA	290,654	26,227,173
Sartorius AG	44,738	11,729,063
Sixt SE *	23,328	1,494,167
Volkswagen AG	363,765	45,413,858
		101,257,979

Italy 0.0%
Telecom Italia SpA - RSP *	11,175,665	3,200,500

Republic of Korea 0.2%
Amorepacific Corp.	26,163	1,033,633
CJ CheilJedang Corp.	493	54,301
Hanwha Corp.	7,032	76,031
Hyundai Motor Co.	36,940	4,092,735
Hyundai Motor Co. 2nd	66,181	7,342,026
LG Chem Ltd.	13,459	2,303,841
LG Electronics, Inc.	38,659	1,310,924
LG H&H Co. Ltd.	3,290	438,888
Samsung Electronics Co. Ltd.	1,494,044	65,068,689
Samsung Fire & Marine Insurance Co. Ltd.	6,016	1,151,450
Samsung SDI Co. Ltd.	2,947	474,653
		83,347,171

Spain 0.0%
Grifols SA, B Shares *	443,087	3,184,319
Total Preferred Stocks (Cost $184,806,809)		190,989,969

RIGHTS 0.0% OF NET ASSETS

France 0.0%
Alstom SA
expires 06/11/24, strike EUR 13.00 *(a)	552,320	592,643

SECURITY	NUMBER OF SHARES	VALUE ($)
United Kingdom 0.0%
National Grid PLC
expires 06/10/24, strike GBP 6.45 *	1,955,292	4,880,618
Total Rights (Cost $0)		5,473,261

WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(b)	31,758	161,685
Total Warrants (Cost $0)		161,685

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (c)	23,377,841	23,377,841
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (c)(d)	93,115,020	93,115,020
		116,492,861
Total Short-Term Investments (Cost $116,492,861)		116,492,861

Total Investments in Securities (Cost $29,505,421,868)		37,495,875,109

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/21/24	2,283	270,558,330	4,242,021

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $87,795,072.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

EUR —	Euro
GBP —	British Pound

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$31,609,921,903	$—	$—	$31,609,921,903
Hong Kong	685,205,221	—	0 *	685,205,221
United Kingdom	4,887,630,209	—	0 *	4,887,630,209
Preferred Stocks[1]	190,989,969	—	—	190,989,969
Rights[1]	5,473,261	—	—	5,473,261
Warrants
Canada	—	—	161,685	161,685
Short-Term Investments[1]	116,492,861	—	—	116,492,861
Futures Contracts[2]	4,242,021	—	—	4,242,021
Total	$37,499,955,445	$—	$161,685	$37,500,117,130

*	Level 3 amount shown includes securities determined to have no value at May 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab International Small-Cap Equity ETF

Portfolio Holdings as of May 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.2% OF NET ASSETS

Australia 6.5%
Abacus Group	899,730	679,145
Abacus Storage King	1,004,722	795,147
Accent Group Ltd.	653,794	817,435
Alkane Resources Ltd. *	833,751	310,512
Alpha HPA Ltd. *	1,460,543	874,201
APM Human Services International Ltd. (a)	553,249	459,923
Arafura Rare Earths Ltd. *(b)	4,249,729	536,994
ARB Corp. Ltd.	143,152	3,655,805
Arena REIT	664,483	1,652,760
AUB Group Ltd.	176,511	3,468,835
Audinate Group Ltd. *	138,200	1,435,633
Aussie Broadband Ltd. *(b)	468,877	1,072,684
Austal Ltd.	623,353	990,801
Australian Agricultural Co. Ltd. *	626,232	633,043
Australian Clinical Labs Ltd. (b)	260,841	397,252
Australian Ethical Investment Ltd.	223,677	679,817
Australian Finance Group Ltd.	399,812	385,548
Bapcor Ltd.	652,870	1,845,313
Bega Cheese Ltd.	572,197	1,697,207
Bellevue Gold Ltd. *	2,070,813	2,699,301
Boss Energy Ltd. *	761,611	2,365,399
BrainChip Holdings Ltd. *(b)	1,516,255	247,054
Bravura Solutions Ltd. *	681,240	518,752
Breville Group Ltd.	273,923	4,854,898
Brickworks Ltd.	113,393	1,968,254
BWP Trust	990,323	2,456,632
Calix Ltd. *	301,437	276,650
Capricorn Metals Ltd. *	587,717	1,868,317
Carnarvon Energy Ltd. *	3,380,906	460,937
Cedar Woods Properties Ltd.	127,855	372,431
Centuria Capital Group	1,363,513	1,564,238
Centuria Industrial REIT	965,446	2,035,362
Centuria Office REIT	887,853	711,512
Cettire Ltd. *	387,677	600,731
Chalice Mining Ltd. *(b)	650,076	715,511
Champion Iron Ltd.	883,910	4,126,668
Charter Hall Long Wale REIT	1,260,332	2,908,498
Charter Hall Retail REIT	955,185	2,077,254
Charter Hall Social Infrastructure REIT	639,522	1,029,260
Clinuvel Pharmaceuticals Ltd.	84,997	898,784
Codan Ltd.	231,403	1,678,990
Collins Foods Ltd.	203,771	1,246,765
Cooper Energy Ltd. *	5,042,759	771,348
Core Lithium Ltd. *(b)	4,047,291	349,915
Coronado Global Resources, Inc.	1,407,622	1,043,795
Corporate Travel Management Ltd.	218,774	1,935,093
Credit Corp. Group Ltd.	111,166	1,101,571
Cromwell Property Group	2,681,041	793,447
Data#3 Ltd.	298,931	1,584,469
De Grey Mining Ltd. *	3,307,474	2,496,587
Deep Yellow Ltd. *	1,457,676	1,594,708
SECURITY	NUMBER OF SHARES	VALUE ($)
Dexus Industria REIT	392,920	786,548
Dicker Data Ltd.	99,525	612,249
Eagers Automotive Ltd.	369,847	2,489,184
Elders Ltd.	287,653	1,576,342
Emeco Holdings Ltd.	1,064,768	492,146
Emerald Resources NL *	727,246	1,799,197
EML Payments Ltd. *	574,084	356,978
EVT Ltd.	196,697	1,522,668
Firefinch Ltd. *(a)	2,051,119	0
FleetPartners Group Ltd. *	482,141	1,147,921
G8 Education Ltd.	1,544,982	1,238,126
GDI Property Group Partnership	830,346	331,333
Genesis Minerals Ltd. *	2,016,050	2,513,952
Gold Road Resources Ltd.	2,060,217	2,253,893
GQG Partners, Inc.	1,211,242	2,110,506
GrainCorp Ltd., Class A	436,117	2,413,130
Growthpoint Properties Australia Ltd.	530,276	835,805
GUD Holdings Ltd.	274,985	1,947,659
GWA Group Ltd.	477,504	730,397
Hansen Technologies Ltd.	321,175	1,014,588
Healius Ltd. *	1,295,992	1,094,613
HealthCo REIT (b)	881,870	659,799
Helia Group Ltd.	592,104	1,622,369
HMC Capital Ltd.	449,433	2,152,048
HomeCo Daily Needs REIT	3,557,706	2,862,924
Hotel Property Investments Ltd.	376,176	813,072
HUB24 Ltd.	112,442	3,199,818
Imdex Ltd.	979,700	1,446,440
Imugene Ltd. *	13,359,618	595,283
Infomedia Ltd.	732,682	808,869
Ingenia Communities Group	714,262	2,294,347
Inghams Group Ltd.	706,299	1,662,824
Integral Diagnostics Ltd.	329,968	535,446
ioneer Ltd. *(b)	4,026,136	575,680
IPH Ltd.	406,083	1,674,406
IRESS Ltd. *	346,569	1,846,191
Johns Lyng Group Ltd.	360,234	1,348,800
Judo Capital Holdings Ltd. *	990,919	840,239
Jumbo Interactive Ltd.	97,684	1,052,429
Karoon Energy Ltd. *	1,509,749	1,812,326
Kelsian Group Ltd.	391,316	1,348,068
Kogan.com Ltd.	151,160	441,322
Latin Resources Ltd. *(b)	5,832,111	1,008,448
Leo Lithium Ltd. *(a)	1,797,999	603,859
Life360, Inc. *	342,424	3,484,256
Lifestyle Communities Ltd.	210,552	1,736,343
Lovisa Holdings Ltd.	104,378	2,353,917
Macquarie Technology Group Ltd. *	24,926	1,388,493
Mayne Pharma Group Ltd. *	153,169	513,400
McMillan Shakespeare Ltd.	113,968	1,255,156
Megaport Ltd. *	290,269	2,617,669
Mesoblast Ltd. *(b)	1,772,465	1,308,444
MMA Offshore Ltd. *	697,346	1,219,715
Monadelphous Group Ltd.	173,988	1,596,808
Mount Gibson Iron Ltd. *	1,411,853	394,360
Myer Holdings Ltd.	1,605,448	694,007

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
MyState Ltd.	217,327	518,875
Nanosonics Ltd. *	446,045	833,565
National Storage REIT	2,410,495	3,590,944
Navigator Global Investments Ltd.	447,762	550,901
Netwealth Group Ltd.	157,740	2,208,251
Neuren Pharmaceuticals Ltd. *	206,971	2,978,662
nib holdings Ltd.	927,636	4,589,918
Nick Scali Ltd.	87,167	805,789
Nickel Industries Ltd.	4,962,540	3,168,324
Nine Entertainment Co. Holdings Ltd.	2,608,684	2,437,543
NRW Holdings Ltd.	837,753	1,716,015
Nuix Ltd. *	352,399	726,525
OFX Group Ltd. *	427,659	602,959
Omni Bridgeway Ltd. *	623,433	348,276
oOh!media Ltd.	817,097	774,360
Opthea Ltd. *	1,215,492	412,265
Paladin Energy Ltd. *	559,076	5,922,990
Perenti Ltd.	1,784,748	1,192,882
Perseus Mining Ltd.	2,605,037	4,071,329
PEXA Group Ltd. *	258,238	2,512,574
Pinnacle Investment Management Group Ltd.	191,651	1,679,890
Platinum Asset Management Ltd.	1,026,028	696,007
PolyNovo Ltd. *	1,151,839	1,723,569
PPK Mining Equipment Group Pty. Ltd. *(a)	78,953	1,475
Premier Investments Ltd.	155,886	3,116,381
PWR Holdings Ltd.	118,930	873,993
Ramelius Resources Ltd.	2,157,312	2,826,400
Red 5 Ltd. *	5,898,346	1,765,213
Regis Healthcare Ltd. (b)	268,924	710,026
Regis Resources Ltd. *	1,317,303	1,629,495
Reliance Worldwide Corp. Ltd.	1,508,138	4,864,489
Resolute Mining Ltd. *	3,964,855	1,476,623
Ridley Corp. Ltd.	490,992	685,722
Rural Funds Group	718,123	955,176
Sandfire Resources Ltd. *	868,091	5,340,247
Sayona Mining Ltd. *	15,365,955	459,861
Select Harvests Ltd. *	238,550	518,778
Service Stream Ltd.	1,101,786	919,592
SG Fleet Group Ltd.	217,813	427,327
Sigma Healthcare Ltd.	3,022,519	2,522,709
Silex Systems Ltd. *	378,458	1,520,229
Silver Lake Resources Ltd. *	1,657,613	1,692,178
SiteMinder Ltd. *	400,188	1,381,293
SmartGroup Corp. Ltd.	165,383	899,702
Southern Cross Media Group Ltd.	422,110	199,314
Stanmore Resources Ltd.	461,437	1,006,562
Strike Energy Ltd. *	5,635,074	749,521
Super Retail Group Ltd.	312,539	2,720,810
Superloop Ltd. *	796,565	746,956
Syrah Resources Ltd. *(b)	1,498,969	453,585
Technology One Ltd.	526,985	6,231,382
Telix Pharmaceuticals Ltd. *	527,566	6,368,070
Temple & Webster Group Ltd. *	206,096	1,340,488
Tyro Payments Ltd. *	655,421	350,890
Ventia Services Group Pty. Ltd.	1,500,608	3,592,727
Virgin Australia Holdings Pty. Ltd. *(a)	424,000	0
Viva Energy Group Ltd.	2,138,879	4,950,167
Vulcan Energy Resources Ltd. *(b)	266,514	840,142
Vulcan Steel Ltd.	182,513	875,152
Waypoint REIT Ltd.	1,290,274	2,025,109
Webjet Ltd. *	722,088	4,240,384
Weebit Nano Ltd. *(b)	347,380	526,737
West African Resources Ltd. *	2,032,488	2,068,111
Westgold Resources Ltd.	738,967	1,135,250
SECURITY	NUMBER OF SHARES	VALUE ($)
Wildcat Resources Ltd. *	1,926,337	550,878
Zip Co. Ltd. *	1,838,058	1,393,537
		269,791,090

Austria 1.0%
Agrana Beteiligungs AG	17,930	263,748
AT&S Austria Technologie & Systemtechnik AG (b)	50,518	1,164,851
BAWAG Group AG	146,929	9,666,067
CA Immobilien Anlagen AG	64,716	2,095,024
DO & Co. AG	14,307	2,171,328
EVN AG	69,604	2,172,409
Immofinanz AG *	60,747	1,579,429
Lenzing AG *(b)	36,467	1,377,682
Mayr Melnhof Karton AG	16,478	2,046,445
Oesterreichische Post AG (b)	63,681	2,115,441
Palfinger AG	26,748	698,355
Porr AG	32,172	489,661
Schoeller-Bleckmann Oilfield Equipment AG	21,475	911,548
Strabag SE	22,425	988,389
UNIQA Insurance Group AG	216,210	1,924,683
Vienna Insurance Group AG Wiener Versicherung Gruppe	73,576	2,356,285
Wienerberger AG	202,286	7,576,255
		39,597,600

Belgium 1.4%
Aedifica SA	90,350	5,860,514
Azelis Group NV	239,783	5,060,394
Barco NV	136,414	1,907,412
Bekaert SA	72,981	3,425,825
bpost SA	217,285	789,034
Cofinimmo SA	70,119	4,628,166
Colruyt Group NV	92,895	4,747,866
Deme Group NV	13,290	2,348,816
Fagron	113,824	2,325,536
Gimv NV	39,753	1,995,957
KBC Ancora	67,079	3,357,045
Kinepolis Group NV	26,994	1,093,064
Melexis NV	40,042	3,592,760
Montea NV	34,945	3,179,060
Ontex Group NV *	124,329	1,226,891
Proximus SADP	291,370	2,286,929
Retail Estates NV	24,165	1,707,802
Shurgard Self Storage Ltd.	59,584	2,626,185
Tessenderlo Group SA	43,916	1,213,334
VGP NV	19,270	2,217,467
Xior Student Housing NV	66,827	2,067,600
		57,657,657

Canada 20.2%
Air Canada *	334,645	4,467,989
Alamos Gold, Inc., Class A	763,592	12,766,212
Algonquin Power & Utilities Corp.	1,308,506	8,226,458
Allied Properties Real Estate Investment Trust	238,425	2,954,186
AltaGas Ltd.	539,569	12,171,622
ARC Resources Ltd.	1,146,671	21,694,344
Aritzia, Inc. *	170,960	4,270,394
Atco Ltd., Class I	147,825	4,285,694
AtkinsRealis Group, Inc.	338,176	13,232,812
ATS Corp. *	152,071	4,843,871
B2Gold Corp.	2,460,712	6,931,837
Ballard Power Systems, Inc. *	492,031	1,515,996
Bausch Health Cos., Inc. *	612,733	4,023,006

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Baytex Energy Corp.	1,254,910	4,612,184
BlackBerry Ltd. *	1,015,837	2,831,809
Boardwalk Real Estate Investment Trust	75,819	3,914,010
Bombardier, Inc., Class B *	163,683	11,017,067
Boralex, Inc., Class A	152,837	3,878,247
Boyd Group Services, Inc.	40,942	6,852,750
Brookfield Infrastructure Corp., Class A (b)	226,605	7,808,119
Brookfield Renewable Corp., Class A (b)	253,716	7,997,782
BRP, Inc.	62,162	3,883,443
CAE, Inc. *	561,816	10,546,801
Canadian Apartment Properties REIT	322,030	10,536,286
Canadian Tire Corp. Ltd., Class A	98,845	9,864,559
Canadian Western Bank	187,547	3,484,991
Canfor Corp. *	111,137	1,221,313
Capital Power Corp.	226,482	6,534,525
Capstone Copper Corp. *	953,514	6,715,134
Cargojet, Inc.	16,296	1,327,446
Cascades, Inc.	196,538	1,404,306
Celestica, Inc. *	224,279	12,535,537
Centerra Gold, Inc.	412,987	2,838,784
Chartwell Retirement Residences	450,107	4,117,547
Choice Properties Real Estate Investment Trust	492,605	4,589,431
CI Financial Corp.	277,233	2,975,402
Cogeco Communications, Inc.	19,324	741,546
Colliers International Group, Inc.	59,741	6,697,881
Cronos Group, Inc. *	383,300	995,402
Definity Financial Corp.	140,376	4,451,788
Descartes Systems Group, Inc. *	161,501	14,911,430
Dream Industrial Real Estate Investment Trust	482,304	4,341,320
Eldorado Gold Corp. *	353,669	5,718,274
Element Fleet Management Corp.	752,082	13,362,745
Emera, Inc.	546,413	19,024,143
Enerplus Corp.	393,872	8,006,597
Enghouse Systems Ltd.	89,408	1,793,210
Equinox Gold Corp. *	565,103	3,067,720
Finning International, Inc.	275,066	8,214,750
First Capital Real Estate Investment Trust	404,419	4,263,288
First Majestic Silver Corp.	544,266	3,896,883
First National Financial Corp.	31,488	854,448
First Quantum Minerals Ltd.	1,259,052	16,172,835
FirstService Corp.	73,919	10,850,744
GFL Environmental, Inc.	411,273	12,946,282
Gibson Energy, Inc.	272,602	4,555,532
Gildan Activewear, Inc.	321,644	12,302,768
Granite Real Estate Investment Trust	114,567	5,666,366
H&R Real Estate Investment Trust	493,221	3,328,785
Hudbay Minerals, Inc.	502,915	4,906,848
iA Financial Corp., Inc.	191,173	12,445,213
IAMGOLD Corp. *	1,056,800	4,155,411
IGM Financial, Inc.	155,835	4,162,383
Innergex Renewable Energy, Inc.	296,036	2,119,584
Ivanhoe Mines Ltd., Class A *	1,132,928	16,356,251
Keyera Corp.	441,849	11,698,148
Kinaxis, Inc. *	53,507	5,748,524
Kinross Gold Corp.	2,353,597	19,113,318
Laurentian Bank of Canada	84,402	1,544,826
Lightspeed Commerce, Inc. *	265,265	3,845,238
Linamar Corp.	81,569	4,249,140
Lithium Americas Argentina Corp. *(b)	190,364	867,227
Lithium Americas Corp. *	186,356	634,334
Lundin Gold, Inc.	188,943	2,790,172
Lundin Mining Corp.	1,303,740	14,987,056
Maple Leaf Foods, Inc.	142,398	2,360,852
MEG Energy Corp. *	528,795	11,478,593
Methanex Corp.	132,360	7,098,881
SECURITY	NUMBER OF SHARES	VALUE ($)
Mullen Group Ltd.	159,853	1,525,648
NexGen Energy Ltd. *	852,846	6,644,334
North West Co., Inc.	89,931	2,483,881
Northland Power, Inc.	484,786	8,286,332
NorthWest Healthcare Properties Real Estate Investment Trust	452,477	1,682,910
Novagold Resources, Inc. *	462,405	1,828,385
Nuvei Corp.	119,854	3,856,359
OceanaGold Corp.	1,344,697	3,087,629
Onex Corp.	126,933	8,997,004
Open Text Corp.	516,297	15,104,665
Osisko Gold Royalties Ltd.	354,601	5,951,855
Pan American Silver Corp.	692,671	15,249,281
Paramount Resources Ltd., Class A	147,158	3,539,824
Parex Resources, Inc.	198,063	3,250,317
Parkland Corp.	261,467	7,543,922
PrairieSky Royalty Ltd.	407,987	8,293,526
Premium Brands Holdings Corp.	71,263	4,673,669
Primaris Real Estate Investment Trust	185,250	1,800,655
Primo Water Corp.	300,660	6,782,302
Quebecor, Inc., Class B	99,290	2,094,111
RB Global, Inc.	348,297	25,310,715
RioCan Real Estate Investment Trust	571,725	7,251,678
Russel Metals, Inc.	116,473	3,124,687
SmartCentres Real Estate Investment Trust	248,695	4,079,390
SSR Mining, Inc.	391,633	2,088,671
Stantec, Inc.	218,661	17,644,947
Stelco Holdings, Inc.	82,029	2,452,776
Stella-Jones, Inc.	110,162	6,575,051
Superior Plus Corp.	337,957	2,330,481
TFI International, Inc.	153,638	20,325,773
TMX Group Ltd.	530,725	14,241,955
Topaz Energy Corp.	182,607	3,070,354
Torex Gold Resources, Inc. *	166,908	2,626,400
Toromont Industries Ltd.	155,770	13,602,950
TransAlta Corp.	528,371	3,794,705
Transcontinental, Inc., Class A	138,677	1,392,721
Veren, Inc.	1,133,099	9,858,456
Vermilion Energy, Inc.	308,623	3,817,176
West Fraser Timber Co. Ltd.	144,041	11,520,955
Westshore Terminals Investment Corp.	71,645	1,213,048
Whitecap Resources, Inc.	1,127,241	8,823,432
Winpak Ltd.	60,874	1,947,932
WSP Global, Inc.	225,487	33,910,307
		843,279,799

Denmark 2.7%
ALK-Abello AS *	254,467	5,651,777
Alm Brand AS	1,638,889	3,263,132
Ambu AS, Class B *	348,679	6,668,377
Bavarian Nordic AS *(b)	120,947	3,253,970
Chemometec AS	30,216	1,597,283
D/S Norden AS	43,111	2,088,192
Dfds AS	61,553	1,911,801
FLSmidth & Co. AS (b)	108,418	6,223,538
GN Store Nord AS *	278,697	8,810,309
ISS AS	294,195	5,703,462
Jyske Bank AS	90,172	7,415,137
Netcompany Group AS *	64,042	2,803,766
NKT AS *	102,867	8,878,299
NTG Nordic Transport Group AS, Class A *	31,038	1,323,611
Ringkjoebing Landbobank AS	51,260	9,176,620
Royal Unibrew AS *	94,917	7,777,704
Scandinavian Tobacco Group AS, A Shares	105,230	1,487,160
Schouw & Co. AS	23,754	1,981,027

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Spar Nord Bank AS	149,875	2,774,695
Sydbank AS	108,998	5,796,770
Topdanmark AS	86,420	3,685,368
TORM PLC, Class A	60,731	2,250,442
Zealand Pharma AS *	113,382	10,553,188
		111,075,628

Finland 1.4%
Cargotec OYJ, B Shares	83,772	6,957,127
Citycon OYJ	148,549	688,600
Finnair OYJ *	166,662	512,479
F-Secure OYJ	207,186	504,948
Huhtamaki OYJ	183,350	7,392,519
Kemira OYJ	218,936	5,152,833
Kojamo OYJ *	302,680	3,312,180
Konecranes OYJ	136,305	7,783,361
Mandatum OYJ (b)	897,696	4,027,767
Metsa Board OYJ, B Shares	327,113	2,762,785
Nokian Renkaat OYJ	243,501	2,226,310
Outokumpu OYJ	697,455	2,887,796
QT Group OYJ *(b)	37,948	3,334,843
Revenio Group OYJ	44,394	1,355,218
Sanoma OYJ	144,699	1,178,139
Terveystalo OYJ	147,493	1,423,452
TietoEVRY OYJ	202,493	4,075,580
Tokmanni Group Corp.	91,888	1,358,644
YIT OYJ	312,408	813,282
		57,747,863

France 3.7%
Air France-KLM *(b)	217,412	2,472,334
Altarea SCA	7,457	866,199
Alten SA	55,984	7,153,359
Antin Infrastructure Partners SA	51,224	712,904
ARGAN SA	19,614	1,652,333
Atos SE *(b)	187,831	340,732
Believe SA *	26,748	439,630
Beneteau SACA (b)	71,204	1,034,261
Carmila SA	110,959	2,141,726
Coface SA	202,408	3,098,250
Derichebourg SA	185,488	1,049,115
Elior Group SA *	220,398	879,534
Elis SA	330,795	8,352,919
Equasens	7,298	488,039
Eramet SA *	18,472	2,113,607
Etablissements Maurel et Prom SA	102,354	740,029
Euroapi SA *	140,394	550,206
Eutelsat Communications SACA *(b)	311,485	1,566,301
Exclusive Networks SA *	42,932	953,112
Fnac Darty SA	21,428	802,547
Forvia SE *	302,771	4,943,468
Gaztransport Et Technigaz SA	67,062	9,748,251
GL Events SACA	25,198	558,041
ICADE	62,648	1,926,061
ID Logistics Group SACA *	4,912	2,162,315
Imerys SA	75,637	2,936,307
Interparfums SA	37,434	1,977,055
IPSOS SA	71,735	5,205,976
Jacquet Metals SACA	24,878	472,632
Lagardere SA	29,705	706,225
LISI SA	26,547	760,833
Manitou BF SA *	22,765	684,569
Mercialys SA	178,794	2,257,368
Mersen SA	31,220	1,296,385
Metropole Television SA	136,534	2,075,097
Nexans SA	57,535	6,939,303
Nexity SA *(b)	81,015	1,097,614
SECURITY	NUMBER OF SHARES	VALUE ($)
Opmobility	106,083	1,251,829
OVH Groupe SAS *(b)	51,567	254,042
Peugeot Invest	9,869	1,127,090
Quadient SA	65,143	1,566,431
Rubis SCA	181,490	6,442,733
SES SA, Class A	688,727	3,925,329
Societe BIC SA *	45,933	3,430,701
Sopra Steria Group	27,219	6,423,938
SPIE SA	258,248	10,636,627
Technip Energies NV	263,258	6,316,020
Television Francaise 1 SA	204,479	2,004,500
Trigano SA	15,326	2,325,978
Ubisoft Entertainment SA *	198,417	4,829,299
Vallourec SACA *	314,159	5,567,655
Valneva SE *(b)	195,042	871,088
Verallia SA	133,308	5,493,537
Vetoquinol SA	7,417	821,293
Vicat SACA	29,724	1,176,182
Virbac SACA	8,375	3,254,899
Viridien *	1,380,399	946,491
Voltalia SA *	73,584	877,113
VusionGroup *(b)	15,201	2,402,720
X-Fab Silicon Foundries SE *(b)	103,025	738,729
		155,838,861

Germany 3.9%
1&1 AG	98,053	1,858,552
About You Holding SE *	89,771	373,741
Adesso SE	7,024	750,325
Adtran Networks SE *	34,999	763,697
AIXTRON SE	204,478	4,648,287
Aroundtown SA *	1,310,023	3,061,911
Atoss Software SE	7,401	1,868,026
Aurubis AG	57,971	4,886,770
Auto1 Group SE *	181,667	1,374,607
Basler AG *	28,057	357,585
BayWa AG (b)	26,701	655,097
Befesa SA	77,983	2,793,724
Bilfinger SE	48,668	2,652,265
CANCOM SE	70,785	2,366,800
Ceconomy AG *	369,528	1,246,001
CompuGroup Medical SE & Co. KGaA	45,356	1,363,905
Dermapharm Holding SE	33,097	1,318,634
Deutsche Beteiligungs AG	27,292	832,552
Deutsche EuroShop AG	23,408	523,481
Deutsche Pfandbriefbank AG *(b)	234,533	1,458,909
Deutz AG	248,748	1,409,613
Duerr AG	93,174	2,370,948
Eckert & Ziegler SE	27,771	1,376,566
Elmos Semiconductor SE	16,904	1,556,163
ElringKlinger AG	52,243	337,454
Encavis AG *	209,278	3,894,073
Energiekontor AG	13,130	1,024,857
Evotec SE *	302,544	2,842,662
flatexDEGIRO AG *	163,350	2,495,071
Freenet AG	228,103	5,938,132
Gerresheimer AG	66,309	7,558,427
GFT Technologies SE	33,158	964,701
Grand City Properties SA *	194,161	2,375,503
Grenke AG	51,446	1,206,355
Hamburger Hafen und Logistik AG *	48,597	849,386
HelloFresh SE *	318,048	1,898,310
Hensoldt AG	111,056	4,504,209
Hornbach Holding AG & Co. KGaA	17,466	1,469,484
Hugo Boss AG	108,531	5,739,071
Hypoport SE *	8,377	2,662,743
Indus Holding AG	36,894	1,079,404
Ionos SE *	48,106	1,295,152

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Jenoptik AG	96,888	2,879,871
K&S AG	341,892	5,010,630
Kloeckner & Co. SE	97,854	645,880
Kontron AG	79,105	1,865,234
Krones AG *	27,855	3,810,161
KWS Saat SE & Co. KGaA	20,521	1,403,488
Lanxess AG	167,199	4,501,477
METRO AG	256,285	1,364,683
MorphoSys AG *(a)(b)	14,774	1,090,628
Nagarro SE *(b)	16,041	1,400,094
New Work SE *	5,382	349,978
Nordex SE *	266,008	4,164,181
Norma Group SE	61,879	1,222,600
Patrizia SE *	82,555	716,973
PNE AG	81,890	1,326,384
ProSiebenSat.1 Media SE (b)	321,189	2,648,245
Redcare Pharmacy NV *	15,163	1,884,778
Salzgitter AG	72,559	1,788,079
Schott Pharma AG & Co. KGaA	65,885	2,095,674
Secunet Security Networks AG	2,559	396,150
SGL Carbon SE *(b)	98,710	755,475
Siltronic AG	39,695	3,214,728
SMA Solar Technology AG	16,927	885,353
Stabilus SE	47,107	2,930,284
STRATEC SE	14,045	726,531
Stroeer SE & Co. KGaA	59,213	4,210,445
Suedzucker AG	113,793	1,739,353
Synlab AG *	60,238	724,569
TAG Immobilien AG *	291,439	4,511,665
Takkt AG	63,908	814,504
TeamViewer SE *	277,931	3,496,955
Thyssenkrupp Nucera AG & Co. KGaA *(b)	55,123	694,161
United Internet AG	153,375	3,633,113
Varta AG *(b)	40,131	463,544
Verbio SE (b)	38,876	948,741
Vitesco Technologies Group AG, Class A	8,099	563,585
Vossloh AG	16,703	877,626
Wacker Neuson SE	46,605	844,926
Wuestenrot & Wuerttembergische AG	35,071	522,362
		163,126,261

Hong Kong 0.7%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd. *	436,643	534,128
Cafe de Coral Holdings Ltd.	616,200	649,017
CGN Mining Co. Ltd. *	4,798,288	1,809,321
China Animal Healthcare Ltd. *(a)	192,752	0
Chow Sang Sang Holdings International Ltd.	479,029	501,479
CITIC Telecom International Holdings Ltd.	2,741,828	897,196
C-Mer Eye Care Holdings Ltd. *	822,473	310,135
Cowell e Holdings, Inc. *(b)	432,851	1,175,722
Dah Sing Financial Holdings Ltd.	334,694	981,834
Everest Medicines Ltd. *	200,720	565,726
Far East Consortium International Ltd.	2,356,218	346,354
Fortune Real Estate Investment Trust	2,654,524	1,350,445
Giordano International Ltd.	2,231,282	556,156
Guotai Junan International Holdings Ltd.	3,992,008	295,956
HKBN Ltd.	1,503,846	497,864
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,862,944	230,982
IGG, Inc. *	1,599,843	623,713
Jinchuan Group International Resources Co. Ltd. (b)	9,662,428	1,074,516
JS Global Lifestyle Co. Ltd.	2,275,548	436,299
SECURITY	NUMBER OF SHARES	VALUE ($)
K Wah International Holdings Ltd.	2,707,092	640,150
LK Technology Holdings Ltd.	710,522	330,587
Luk Fook Holdings International Ltd.	656,917	1,608,842
MH Development NPV *(a)	459,925	0
Mongolian Mining Corp. *	956,296	1,216,250
Pacific Basin Shipping Ltd.	9,045,245	3,179,511
Prosperity REIT	2,226,841	395,650
Realord Group Holdings Ltd. *	797,736	538,394
Sirnaomics Ltd. *	136,805	130,101
SmarTone Telecommunications Holdings Ltd.	674,497	314,688
Stella International Holdings Ltd.	832,500	1,579,157
SUNeVision Holdings Ltd.	1,165,501	402,239
Sunlight Real Estate Investment Trust	2,085,586	471,855
Superb Summit International Group Ltd. *(a)	1,120,000	0
Theme International Holdings Ltd.	9,838,593	729,404
United Laboratories International Holdings Ltd.	1,877,568	2,159,959
Value Partners Group Ltd. (b)	1,816,172	394,651
Vobile Group Ltd. *(b)	2,908,336	468,406
VSTECS Holdings Ltd.	1,287,904	758,912
		28,155,599

Ireland 0.0%
Dalata Hotel Group PLC	427,822	1,955,307

Israel 1.0%
AFI Properties Ltd. *	10,511	453,740
Alony Hetz Properties & Investments Ltd.	289,076	1,903,707
Ashdod Refinery Ltd.	19,404	385,962
Ashtrom Group Ltd. *	74,335	928,713
AudioCodes Ltd.	47,871	479,315
Cellcom Israel Ltd. *	166,363	653,325
Clal Insurance Enterprises Holdings Ltd. *	127,193	2,071,848
Danel Adir Yeoshua Ltd. *	9,189	841,022
Delek Automotive Systems Ltd.	89,089	474,624
Delta Galil Ltd.	18,204	810,306
Elco Ltd.	18,590	526,175
Equital Ltd. *	34,691	992,157
FIBI Holdings Ltd.	33,145	1,407,658
Formula Systems 1985 Ltd.	17,759	1,365,232
Fox Wizel Ltd.	13,897	1,051,530
G City Ltd. *	166,042	410,608
Hilan Ltd.	25,760	1,444,382
IDI Insurance Co. Ltd.	15,358	447,080
Isracard Ltd.	372,678	1,284,233
Israel Canada T.R Ltd.	282,273	989,393
Kamada Ltd. *	74,545	387,523
Kenon Holdings Ltd.	42,082	1,061,354
Matrix IT Ltd.	61,556	1,219,273
Maytronics Ltd.	88,171	452,432
Mega Or Holdings Ltd.	38,469	920,493
Menora Mivtachim Holdings Ltd.	41,112	1,052,581
Migdal Insurance & Financial Holdings Ltd.	717,807	857,440
Oil Refineries Ltd.	4,632,635	1,250,213
One Software Technologies Ltd.	80,231	1,094,030
OPC Energy Ltd. *	159,066	1,227,104
Partner Communications Co. Ltd. *	195,432	906,689
Paz Oil Co. Ltd.	19,444	1,954,173
Perion Network Ltd. *	81,801	1,016,933
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	14,444	806,392
Reit 1 Ltd.	383,069	1,436,393

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sapiens International Corp. NV	58,724	1,969,937
Sella Capital Real Estate Ltd.	420,071	774,585
Shikun & Binui Ltd. *	617,255	1,277,880
Shufersal Ltd.	504,904	3,325,040
Summit Real Estate Holdings Ltd.	79,291	917,954
		42,829,429

Italy 2.8%
ACEA SpA	81,464	1,537,924
Anima Holding SpA	389,430	2,072,394
Ariston Holding NV	198,774	1,006,008
Arnoldo Mondadori Editore SpA	245,254	625,682
Azimut Holding SpA	206,818	5,487,306
Banca Generali SpA	105,160	4,397,507
Banca IFIS SpA	45,166	989,470
Banca Monte dei Paschi di Siena SpA	1,725,322	9,252,663
Banca Popolare di Sondrio SpA	692,365	5,407,986
BFF Bank SpA	335,406	3,335,308
Biesse SpA	24,860	324,936
BPER Banca SpA	2,039,266	10,916,377
Brembo NV	281,323	3,254,386
Carel Industries SpA	92,779	1,760,600
Cementir Holding NV	84,532	925,020
Credito Emiliano SpA	148,410	1,548,304
Danieli & C Officine Meccaniche SpA	22,164	889,062
De' Longhi SpA	131,897	4,613,495
El.En. SpA	101,334	1,106,682
Enav SpA	483,266	1,981,016
ERG SpA	105,463	2,944,698
Fincantieri SpA *(b)	932,732	596,406
GVS SpA *	128,073	921,809
Iren SpA	1,232,677	2,527,848
Italmobiliare SpA	26,863	869,041
Iveco Group NV	372,056	4,432,844
Juventus Football Club SpA *(b)	263,920	552,623
Lottomatica Group SpA	161,569	1,936,407
Maire SpA	312,965	2,570,244
MARR SpA	42,271	528,646
MFE-MediaForEurope NV, Class A	330,660	1,132,891
MFE-MediaForEurope NV, Class B	107,403	488,540
Moltiply Group SpA	30,809	1,255,906
Piaggio & C SpA	325,973	1,003,593
RAI Way SpA	185,220	1,051,621
Saipem SpA *	2,023,571	5,021,857
Salcef Group SpA	41,509	1,151,338
Salvatore Ferragamo SpA	125,535	1,272,862
Sanlorenzo SpA	26,165	1,201,519
Saras SpA	1,193,953	2,106,252
Sesa SpA	14,094	1,624,907
SOL SpA	68,879	2,497,485
Tamburi Investment Partners SpA	189,581	1,936,663
Technogym SpA	274,427	2,772,125
Technoprobe SpA *	280,562	2,771,660
Tinexta SpA	37,938	763,579
Unipol Gruppo SpA	824,531	8,463,269
Webuild SpA	591,606	1,350,004
Zignago Vetro SpA	34,628	453,361
		117,632,124

Japan 17.7%
77 Bank Ltd.	135,758	4,047,384
Abalance Corp. (b)	21,444	227,206
Adastria Co. Ltd.	50,487	1,163,021
ADEKA Corp.	190,336	4,084,209
Advan Group Co. Ltd.	35,792	225,259
Advance Logistics Investment Corp.	1,279	996,211
Aeon Delight Co. Ltd.	33,490	873,773
SECURITY	NUMBER OF SHARES	VALUE ($)
Aeon Hokkaido Corp.	101,239	601,075
Ai Holdings Corp.	68,172	1,069,356
Aichi Corp.	47,960	354,943
Aichi Financial Group, Inc.	90,249	1,564,404
Aichi Steel Corp.	21,770	516,734
Aida Engineering Ltd.	106,019	604,493
Aiful Corp.	559,770	1,442,660
Ain Holdings, Inc.	52,128	1,940,557
Aiphone Co. Ltd.	23,047	430,596
Aisan Industry Co. Ltd.	57,147	496,393
Akatsuki, Inc.	24,922	325,749
Akita Bank Ltd.	35,264	573,353
Alconix Corp.	50,964	471,550
Alpen Co. Ltd.	28,962	370,445
Alpha Systems, Inc.	7,552	135,763
Altech Corp.	35,200	571,864
Anest Iwata Corp.	61,797	539,143
Anicom Holdings, Inc.	155,832	609,861
Anycolor, Inc. *(b)	57,200	787,685
AOKI Holdings, Inc.	71,377	574,577
Aoyama Trading Co. Ltd.	85,452	839,050
Appier Group, Inc. *	154,900	1,232,142
Arata Corp.	48,152	985,133
ARCLANDS Corp.	105,818	1,292,213
Arcs Co. Ltd.	83,087	1,568,208
ARE Holdings, Inc.	138,230	1,811,165
Argo Graphics, Inc.	27,828	740,215
Ariake Japan Co. Ltd.	34,164	1,150,069
Arisawa Manufacturing Co. Ltd.	51,540	509,349
Artience Co. Ltd.	64,827	1,388,163
Asahi Diamond Industrial Co. Ltd.	93,083	523,627
Asahi Yukizai Corp.	22,169	675,037
Asanuma Corp.	23,380	533,376
ASKA Pharmaceutical Holdings Co. Ltd.	40,183	603,212
Atom Corp. *(b)	222,387	1,007,602
Autobacs Seven Co. Ltd.	110,971	1,086,795
Avant Group Corp.	40,365	340,346
Avex, Inc.	64,336	491,286
Awa Bank Ltd.	65,777	1,218,054
Axial Retailing, Inc.	105,404	672,756
Bando Chemical Industries Ltd.	79,014	918,130
Bank of Iwate Ltd.	30,153	540,910
Bank of Nagoya Ltd.	24,278	1,169,522
Bank of Saga Ltd.	23,610	417,226
Bank of the Ryukyus Ltd.	76,028	617,823
Base Co. Ltd.	15,002	278,856
Belc Co. Ltd.	17,913	836,689
Bell System24 Holdings, Inc.	61,802	633,181
Belluna Co. Ltd.	91,779	418,173
BML, Inc.	35,151	626,318
BrainPad, Inc.	24,132	168,615
Broadleaf Co. Ltd.	161,738	526,965
BRONCO BILLY Co. Ltd.	17,160	443,892
Bunka Shutter Co. Ltd.	108,327	1,251,849
C Uyemura & Co. Ltd.	20,733	1,368,171
Canon Electronics, Inc.	34,656	506,790
Carta Holdings, Inc.	38,083	400,108
Cawachi Ltd.	23,209	429,487
Central Automotive Products Ltd.	24,920	788,141
Central Glass Co. Ltd.	42,980	983,252
Change Holdings, Inc. (b)	61,226	482,733
Chilled & Frozen Logistics Holdings Co. Ltd.	40,672	1,259,151
Chiyoda Corp. *	294,567	541,728
Chiyoda Integre Co. Ltd.	21,122	391,808
Chofu Seisakusho Co. Ltd.	33,248	479,853
Chori Co. Ltd.	22,158	501,268
Chubu Shiryo Co. Ltd.	50,946	520,985
Chubu Steel Plate Co. Ltd.	30,320	526,155

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Chudenko Corp.	49,300	1,029,011
Chugoku Marine Paints Ltd.	83,375	1,052,102
CI Takiron Corp.	74,480	347,885
Citizen Watch Co. Ltd.	392,124	2,537,721
CKD Corp.	113,358	2,207,359
CMK Corp.	89,047	337,726
COLOPL, Inc.	95,893	348,436
Colowide Co. Ltd. (b)	132,862	1,685,030
Comforia Residential REIT, Inc.	1,314	2,684,107
Computer Engineering & Consulting Ltd.	47,980	528,820
Comture Corp.	43,370	495,673
Cosel Co. Ltd.	39,528	345,614
CRE Logistics REIT, Inc.	1,174	1,089,991
Create Restaurants Holdings, Inc.	194,462	1,343,891
Create SD Holdings Co. Ltd. (b)	41,524	889,168
CTI Engineering Co. Ltd.	20,484	651,103
Curves Holdings Co. Ltd.	117,846	556,440
Cybozu, Inc.	46,864	513,537
Dai Nippon Toryo Co. Ltd.	47,212	373,742
Dai-Dan Co. Ltd.	50,400	1,048,764
Daido Metal Co. Ltd.	76,929	293,235
Daiei Kankyo Co. Ltd.	72,288	1,142,201
Daihen Corp.	37,794	2,013,018
Daiho Corp.	15,176	328,832
Daiichi Jitsugyo Co. Ltd.	51,360	774,918
Daiki Aluminium Industry Co. Ltd.	52,144	439,663
Daikoku Denki Co. Ltd. (b)	16,708	384,886
Daikokutenbussan Co. Ltd.	9,809	533,067
Daikyonishikawa Corp.	112,061	496,322
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	23,813	494,762
Daiseki Co. Ltd.	84,659	1,742,797
Daishi Hokuetsu Financial Group, Inc.	75,693	2,422,831
Daito Pharmaceutical Co. Ltd.	26,464	374,869
Daiwa Industries Ltd.	50,255	486,736
Daiwabo Holdings Co. Ltd.	168,486	2,971,516
DCM Holdings Co. Ltd.	168,693	1,640,287
Demae-Can Co. Ltd. *	140,184	215,880
DeNA Co. Ltd.	159,588	1,494,884
Denyo Co. Ltd.	26,519	450,576
Dexerials Corp.	86,983	3,649,915
Digital Arts, Inc.	18,763	420,882
Digital Garage, Inc.	64,751	997,564
Dip Corp.	39,087	647,947
DKS Co. Ltd.	13,312	326,987
Doshisha Co. Ltd.	40,902	578,607
Doutor Nichires Holdings Co. Ltd.	48,840	669,765
DTS Corp.	64,219	1,702,072
Duskin Co. Ltd.	75,295	1,748,395
DyDo Group Holdings, Inc.	30,300	492,065
Eagle Industry Co. Ltd.	51,671	619,480
Earth Corp.	28,185	842,079
EDION Corp.	153,770	1,541,174
eGuarantee, Inc.	58,965	504,305
Ehime Bank Ltd.	63,505	525,352
Eiken Chemical Co. Ltd.	60,040	801,196
Eizo Corp.	36,341	1,156,289
Elan Corp.	61,810	333,151
Elecom Co. Ltd.	81,343	802,844
Elematec Corp.	30,282	387,522
EM Systems Co. Ltd.	70,053	279,953
en Japan, Inc.	51,526	877,757
Enplas Corp. (b)	12,800	594,610
eRex Co. Ltd. *	68,122	300,414
ES-Con Japan Ltd.	73,611	487,633
ESCON Japan Reit Investment Corp.	612	474,349
ESPEC Corp.	35,693	741,593
euglena Co. Ltd. *(b)	170,215	584,913
Exedy Corp.	53,891	882,380
SECURITY	NUMBER OF SHARES	VALUE ($)
FCC Co. Ltd.	65,836	940,125
Feed One Co. Ltd.	53,802	310,189
Ferrotec Holdings Corp.	88,404	1,509,920
FIDEA Holdings Co. Ltd.	35,129	372,203
Financial Partners Group Co. Ltd.	109,415	1,430,134
Fixstars Corp.	39,306	461,982
FP Partner, Inc.	30,786	813,019
France Bed Holdings Co. Ltd.	60,335	453,823
Fudo Tetra Corp.	20,756	332,186
Fuji Co. Ltd.	61,234	756,341
Fuji Corp.	150,986	2,436,126
Fuji Pharma Co. Ltd.	25,824	244,033
Fuji Seal International, Inc.	77,123	1,186,206
Fujibo Holdings, Inc.	20,910	614,746
Fujicco Co. Ltd.	41,174	482,890
Fujimi, Inc.	110,332	2,080,332
Fujimori Kogyo Co. Ltd.	28,938	800,125
Fujio Food Group, Inc. *	50,449	486,689
Fujita Kanko, Inc. *	14,987	600,834
Fujitec Co. Ltd.	140,626	3,692,277
Fujiya Co. Ltd.	21,232	336,967
Fukuda Corp.	9,512	338,968
Fukuda Denshi Co. Ltd.	27,524	1,082,429
Fukui Bank Ltd.	43,505	564,766
Fukuoka REIT Corp.	1,396	1,434,688
Fukushima Galilei Co. Ltd.	21,681	836,087
Fukuyama Transporting Co. Ltd.	56,443	1,352,305
FULLCAST Holdings Co. Ltd.	37,359	343,528
Funai Soken Holdings, Inc.	68,434	955,015
Furukawa Co. Ltd.	59,470	750,069
Furukawa Electric Co. Ltd.	118,668	3,196,549
Furuno Electric Co. Ltd.	46,703	611,928
Furuya Metal Co. Ltd.	10,716	876,265
Fuso Chemical Co. Ltd.	37,148	908,932
Futaba Industrial Co. Ltd.	111,821	639,709
Future Corp.	64,437	620,403
G-7 Holdings, Inc.	30,076	303,545
Gakken Holdings Co. Ltd.	55,044	344,321
Genki Sushi Co. Ltd.	21,338	420,256
Genky DrugStores Co. Ltd.	15,817	570,698
Geo Holdings Corp.	45,481	501,276
giftee, Inc. *	38,497	250,612
Giken Ltd.	27,967	335,294
Global One Real Estate Investment Corp.	1,971	1,279,341
GLOBERIDE, Inc.	37,587	496,791
Glory Ltd.	90,396	1,574,143
GMO Financial Holdings, Inc.	86,992	436,219
Godo Steel Ltd.	16,900	563,531
Goldcrest Co. Ltd.	29,362	448,245
Gree, Inc.	133,257	435,866
gremz, Inc.	29,801	429,156
G-Tekt Corp.	40,870	508,713
GungHo Online Entertainment, Inc.	57,270	962,852
Gunma Bank Ltd.	664,357	4,572,224
Gunze Ltd.	29,520	1,006,887
H.U. Group Holdings, Inc.	100,472	1,600,314
H2O Retailing Corp.	154,989	2,454,851
Hakuto Co. Ltd.	20,129	650,707
Halows Co. Ltd.	16,252	449,879
Hamakyorex Co. Ltd.	30,060	774,718
Hankyu Hanshin REIT, Inc.	1,296	1,095,223
Hanwa Co. Ltd.	71,230	3,014,283
Happinet Corp.	29,935	674,345
Hazama Ando Corp.	294,883	2,131,707
Health Care & Medical Investment Corp.	654	534,370
Heiwa Real Estate Co. Ltd.	60,719	1,464,412
Heiwa Real Estate REIT, Inc.	1,902	1,580,713
Heiwado Co. Ltd.	57,147	862,960
Hibiya Engineering Ltd.	31,110	620,636

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hiday Hidaka Corp.	52,239	984,312
HI-LEX Corp.	51,549	506,485
Hioki EE Corp.	17,501	786,261
Hirata Corp.	15,958	703,738
HIS Co. Ltd. *(b)	78,659	857,443
Hitachi Zosen Corp.	315,337	2,227,396
Hochiki Corp.	27,868	398,836
Hogy Medical Co. Ltd.	35,130	884,146
Hokkaido Electric Power Co., Inc.	343,688	3,607,581
Hokkaido Gas Co. Ltd.	21,488	505,254
Hokkoku Financial Holdings, Inc.	40,472	1,344,388
Hokuetsu Corp. (b)	256,136	1,993,409
Hokuetsu Industries Co. Ltd.	43,544	614,595
Hokuhoku Financial Group, Inc.	227,066	3,271,357
Hokuriku Electric Power Co.	331,892	2,453,101
Hokuto Corp.	38,336	443,995
Honeys Holdings Co. Ltd.	29,540	310,918
Hoosiers Holdings Co. Ltd.	48,144	335,165
Hoshino Resorts REIT, Inc.	499	1,648,038
Hosiden Corp.	98,082	1,249,548
Hosokawa Micron Corp.	21,108	577,584
Hulic Reit, Inc.	2,455	2,255,891
Hyakugo Bank Ltd.	391,363	1,750,792
Hyakujushi Bank Ltd.	49,564	1,089,717
Ichibanya Co. Ltd.	155,277	1,099,770
Ichigo Office REIT Investment Corp.	2,219	1,157,899
Ichigo, Inc.	406,167	1,020,942
Ichikoh Industries Ltd.	111,833	398,527
Ichiyoshi Securities Co. Ltd.	66,068	348,534
Icom, Inc.	17,552	340,105
Idec Corp.	48,484	853,086
IDOM, Inc.	102,879	872,683
Iino Kaiun Kaisha Ltd.	157,756	1,314,090
I'll, Inc.	33,970	568,527
Inaba Denki Sangyo Co. Ltd.	100,505	2,478,328
Inabata & Co. Ltd.	73,309	1,560,461
Inageya Co. Ltd.	30,459	228,329
Ines Corp.	35,383	381,649
Infocom Corp.	39,505	1,221,765
Infomart Corp.	394,575	768,335
Insource Co. Ltd.	78,375	481,786
Integrated Design & Engineering Holdings Co. Ltd.	26,839	740,380
Iriso Electronics Co. Ltd.	38,386	741,363
Ishihara Sangyo Kaisha Ltd.	65,259	680,642
Istyle, Inc. *	125,351	361,348
Itochu Enex Co. Ltd.	86,609	847,654
Itochu-Shokuhin Co. Ltd.	9,376	426,006
Itoki Corp.	77,220	752,815
J Trust Co. Ltd.	184,676	480,655
JAC Recruitment Co. Ltd.	104,360	442,955
Jaccs Co. Ltd.	47,229	1,460,644
JAFCO Group Co. Ltd.	96,980	1,101,898
Japan Elevator Service Holdings Co. Ltd.	134,190	2,429,416
Japan Excellent, Inc.	2,388	1,826,578
Japan Lifeline Co. Ltd.	125,811	911,889
Japan Material Co. Ltd.	109,069	1,349,264
Japan Petroleum Exploration Co. Ltd.	56,143	2,354,401
Japan Pulp & Paper Co. Ltd.	12,915	498,043
Japan Securities Finance Co. Ltd.	146,196	1,534,107
Japan Transcity Corp.	91,749	510,868
Japan Wool Textile Co. Ltd.	102,897	885,931
JBCC Holdings, Inc.	25,014	499,023
JCR Pharmaceuticals Co. Ltd.	111,546	407,442
JCU Corp.	42,134	986,688
JINS Holdings, Inc.	27,377	643,724
JM Holdings Co. Ltd.	26,151	498,907
J-Oil Mills, Inc.	33,245	409,784
Joshin Denki Co. Ltd.	41,424	696,177
SECURITY	NUMBER OF SHARES	VALUE ($)
Joyful Honda Co. Ltd.	96,272	1,299,392
JP-Holdings, Inc.	111,224	365,214
JSB Co. Ltd.	21,952	387,507
JSP Corp.	21,026	290,212
Juroku Financial Group, Inc.	64,007	1,948,987
JVCKenwood Corp.	273,225	1,498,743
K&O Energy Group, Inc.	26,756	669,985
Kaga Electronics Co. Ltd.	32,289	1,175,304
Kaken Pharmaceutical Co. Ltd.	60,660	1,379,996
Kameda Seika Co. Ltd.	26,378	666,395
Kamei Corp.	41,238	539,536
Kanamoto Co. Ltd.	51,899	870,901
Kanematsu Corp.	157,668	2,699,956
Kanto Denka Kogyo Co. Ltd.	85,167	475,845
Kappa Create Co. Ltd.	44,619	466,506
Katakura Industries Co. Ltd.	37,686	496,421
Kato Sangyo Co. Ltd.	45,952	1,210,610
Kawada Technologies, Inc.	23,312	403,652
KeePer Technical Laboratory Co. Ltd.	21,895	528,060
Keihanshin Building Co. Ltd.	63,947	631,148
Keiyo Bank Ltd.	176,426	987,972
Kenko Mayonnaise Co. Ltd.	28,748	340,267
Key Coffee, Inc. (b)	30,459	396,183
KFC Holdings Japan Ltd.	27,572	1,138,708
KH Neochem Co. Ltd.	67,492	971,074
Kisoji Co. Ltd.	43,484	690,951
Kissei Pharmaceutical Co. Ltd.	70,338	1,407,700
Ki-Star Real Estate Co. Ltd.	14,292	308,313
Kitz Corp.	147,542	1,053,436
Kiyo Bank Ltd.	116,611	1,412,140
Koa Corp.	56,355	530,037
Koatsu Gas Kogyo Co. Ltd.	32,904	192,635
Kohnan Shoji Co. Ltd.	44,617	1,192,474
Komatsu Matere Co. Ltd.	66,588	311,446
KOMEDA Holdings Co. Ltd.	60,295	1,014,477
Komehyo Holdings Co. Ltd. (b)	21,444	579,273
Komeri Co. Ltd.	48,578	1,156,141
Komori Corp.	83,784	681,383
Konishi Co. Ltd.	88,770	691,993
Konoike Transport Co. Ltd.	54,920	789,489
Kosaido Holdings Co. Ltd.	163,164	635,441
Koshidaka Holdings Co. Ltd.	86,304	459,680
KPP Group Holdings Co. Ltd.	87,472	459,222
Krosaki Harima Corp.	30,752	607,623
Kumagai Gumi Co. Ltd.	64,063	1,475,758
Kumiai Chemical Industry Co. Ltd.	178,773	874,838
Kura Sushi, Inc.	37,510	1,152,905
Kurabo Industries Ltd.	28,289	825,385
Kureha Corp.	99,226	1,820,411
Kurimoto Ltd.	17,480	556,174
KYB Corp.	36,993	1,282,967
Kyoei Steel Ltd.	41,836	568,658
Kyokuto Kaihatsu Kogyo Co. Ltd.	57,659	915,822
Kyokuyo Co. Ltd.	17,602	422,842
Kyorin Pharmaceutical Co. Ltd.	69,837	762,165
Kyoritsu Maintenance Co. Ltd.	93,502	1,845,109
LEC, Inc.	42,220	329,926
Leopalace21 Corp.	432,229	1,441,268
Life Corp.	38,717	1,008,916
Lifedrink Co., Inc.	17,304	595,721
Link & Motivation, Inc.	99,112	273,726
Lintec Corp.	88,756	1,832,786
LITALICO, Inc.	35,458	385,617
M&A Capital Partners Co. Ltd.	24,205	332,242
M&A Research Institute Holdings, Inc. *	38,536	929,406
Macromill, Inc.	71,705	402,911
Maeda Kosen Co. Ltd.	37,124	741,795
Makino Milling Machine Co. Ltd.	37,596	1,602,935
Management Solutions Co. Ltd.	30,764	342,986

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Mandom Corp.	69,359	526,554
Mars Group Holdings Corp.	21,948	472,773
Marudai Food Co. Ltd.	39,057	417,549
Maruha Nichiro Corp.	65,767	1,367,696
MARUKA FURUSATO Corp.	29,050	403,552
Marusan Securities Co. Ltd.	106,705	690,566
Maruzen Showa Unyu Co. Ltd.	28,849	952,791
Marvelous, Inc.	58,704	225,260
Matsuda Sangyo Co. Ltd.	24,566	444,125
Matsuya Co. Ltd.	74,632	467,801
Matsuyafoods Holdings Co. Ltd.	15,558	532,642
Max Co. Ltd.	66,847	1,590,937
Maxell Ltd.	70,313	748,568
MCJ Co. Ltd.	120,369	1,052,448
MEC Co. Ltd.	25,222	700,589
Medley, Inc. *	41,276	874,664
Megachips Corp.	34,767	932,533
Megmilk Snow Brand Co. Ltd.	79,093	1,278,916
Meidensha Corp.	77,095	2,099,759
Meiko Electronics Co. Ltd.	36,663	1,644,813
Meisei Industrial Co. Ltd.	71,737	592,996
MEITEC Group Holdings, Inc.	147,252	2,926,393
METAWATER Co. Ltd.	40,782	513,327
Micronics Japan Co. Ltd.	62,405	2,291,367
Mie Kotsu Group Holdings, Inc.	115,557	431,652
Milbon Co. Ltd.	35,452	765,237
Mimasu Semiconductor Industry Co. Ltd.	28,728	675,491
Mirai Corp.	3,416	980,379
Mirai Industry Co. Ltd.	22,840	582,827
Mirait One Corp.	163,285	1,982,550
Mirarth Holdings, Inc.	177,126	541,032
Miroku Jyoho Service Co. Ltd.	33,441	375,385
Mitani Sekisan Co. Ltd.	19,511	707,708
Mitsuba Corp.	68,208	468,769
Mitsubishi Estate Logistics REIT Investment Corp.	927	2,259,321
Mitsubishi Logisnext Co. Ltd.	123,991	1,214,306
Mitsubishi Pencil Co. Ltd.	81,199	1,211,177
Mitsubishi Research Institute, Inc.	11,984	357,663
Mitsubishi Shokuhin Co. Ltd.	30,729	1,018,792
Mitsuboshi Belting Ltd.	36,791	1,023,110
Mitsui DM Sugar Holdings Co. Ltd.	30,679	621,799
Mitsui E&S Co. Ltd.	173,117	1,619,409
Mitsui-Soko Holdings Co. Ltd.	41,362	1,137,063
Mitsuuroko Group Holdings Co. Ltd.	79,899	690,972
MIXI, Inc.	75,800	1,382,918
Miyazaki Bank Ltd.	27,500	600,242
Mizuho Leasing Co. Ltd.	402,089	2,719,912
Mizuno Corp.	36,527	1,894,397
Mochida Pharmaceutical Co. Ltd.	44,119	850,683
Modec, Inc. (b)	87,426	1,492,103
Monex Group, Inc.	335,791	1,664,585
Monogatari Corp.	53,007	1,162,042
Mori Trust Reit, Inc.	4,829	2,151,071
Moriroku Holdings Co. Ltd.	19,604	347,681
Morita Holdings Corp.	74,819	867,480
MOS Food Services, Inc.	47,014	1,026,173
Musashi Seimitsu Industry Co. Ltd.	86,225	944,308
Musashino Bank Ltd.	60,445	1,261,635
Nachi-Fujikoshi Corp.	33,186	730,685
Nafco Co. Ltd.	35,100	647,299
Nagaileben Co. Ltd.	47,050	728,452
Nagatanien Holdings Co. Ltd.	21,022	297,381
Nagawa Co. Ltd.	18,686	927,492
Nakanishi, Inc.	134,908	1,928,177
Namura Shipbuilding Co. Ltd.	105,452	1,474,966
Nanto Bank Ltd.	58,827	1,336,424
NEC Capital Solutions Ltd.	15,060	372,319
SECURITY	NUMBER OF SHARES	VALUE ($)
Neturen Co. Ltd.	47,099	332,386
Nextage Co. Ltd.	72,951	1,143,392
Nichias Corp.	105,541	3,193,531
Nichicon Corp.	117,756	852,007
Nichiden Corp.	23,094	473,945
Nichiha Corp.	54,457	1,231,949
Nichireki Co. Ltd.	52,641	809,655
Nihon Nohyaku Co. Ltd.	66,756	319,453
Nihon Parkerizing Co. Ltd.	174,209	1,382,409
Nikkiso Co. Ltd.	106,024	826,494
Nikkon Holdings Co. Ltd.	106,198	2,016,576
Nippn Corp.	96,120	1,362,788
Nippon Carbon Co. Ltd.	18,561	660,256
Nippon Ceramic Co. Ltd.	30,120	494,892
Nippon Chemi-Con Corp. *	39,776	414,352
Nippon Denko Co. Ltd.	175,701	320,890
Nippon Densetsu Kogyo Co. Ltd.	66,089	846,589
Nippon Fine Chemical Co. Ltd.	26,046	446,517
Nippon Gas Co. Ltd.	199,832	3,038,586
Nippon Kanzai Holdings Co. Ltd.	33,995	554,451
Nippon Light Metal Holdings Co. Ltd.	115,395	1,395,211
Nippon Paper Industries Co. Ltd.	182,447	1,126,180
Nippon Parking Development Co. Ltd., Class C	299,560	364,097
Nippon Pillar Packing Co. Ltd.	30,508	1,015,348
NIPPON REIT Investment Corp.	855	1,847,163
Nippon Road Co. Ltd.	32,988	380,167
Nippon Seiki Co. Ltd.	91,099	807,540
Nippon Sheet Glass Co. Ltd. *	177,779	526,057
Nippon Signal Company Ltd.	110,007	700,035
Nippon Soda Co. Ltd.	48,616	1,571,601
Nippon Thompson Co. Ltd.	123,988	475,769
Nippon Yakin Kogyo Co. Ltd.	25,137	783,807
Nishimatsu Construction Co. Ltd.	52,052	1,448,824
Nishimatsuya Chain Co. Ltd.	82,411	1,205,132
Nishi-Nippon Financial Holdings, Inc.	271,544	3,767,004
Nishio Holdings Co. Ltd.	30,004	751,317
Nissan Shatai Co. Ltd.	109,973	664,828
Nissei ASB Machine Co. Ltd.	15,203	499,204
Nissha Co. Ltd.	70,355	871,239
Nisshin Oillio Group Ltd.	44,059	1,368,214
Nisshinbo Holdings, Inc.	252,769	1,750,057
Nissin Corp.	27,884	798,485
Nissui Corp.	554,296	3,109,659
Nitta Corp.	34,655	904,168
Nittetsu Mining Co. Ltd.	24,611	828,484
Nitto Boseki Co. Ltd.	51,320	2,259,915
Nitto Kogyo Corp.	47,435	1,039,890
Nittoku Co. Ltd.	29,640	313,856
Nohmi Bosai Ltd.	42,137	615,651
Nojima Corp.	124,122	1,396,466
Nomura Co. Ltd.	148,024	776,173
Nomura Micro Science Co. Ltd. (b)	56,576	1,693,914
Noritake Co. Ltd.	50,716	1,290,935
Noritsu Koki Co. Ltd.	40,057	1,051,482
Noritz Corp.	63,497	718,430
North Pacific Bank Ltd.	527,684	1,954,323
NPR-RIKEN Corp.	53,300	936,807
NS United Kaiun Kaisha Ltd.	18,799	591,562
NSD Co. Ltd.	127,584	2,391,819
NTN Corp.	800,521	1,630,130
NTT UD REIT Investment Corp.	2,694	2,009,207
Nxera Pharma Co. Ltd. *	159,496	1,473,723
Obara Group, Inc.	19,279	519,562
Ogaki Kyoritsu Bank Ltd.	74,906	1,103,963
Ohsho Food Service Corp.	20,085	1,105,573
Oiles Corp.	51,943	745,041
Oisix ra daichi, Inc. *(b)	46,312	353,356
Oita Bank Ltd.	27,680	618,262

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Okabe Co. Ltd.	71,753	362,087
Okamoto Industries, Inc.	24,300	726,781
Okamura Corp.	131,717	1,901,848
Okasan Securities Group, Inc.	374,886	1,851,230
Oki Electric Industry Co. Ltd.	159,949	1,093,164
Okinawa Cellular Telephone Co.	41,200	935,976
Okinawa Electric Power Co., Inc.	82,732	592,804
Okinawa Financial Group, Inc.	38,217	666,356
Okumura Corp.	73,001	2,264,659
Okura Industrial Co. Ltd.	12,520	240,608
One REIT, Inc.	459	754,753
Onoken Co. Ltd.	35,215	359,220
Onward Holdings Co. Ltd.	204,690	837,543
Open Up Group, Inc.	108,637	1,428,952
Optex Group Co. Ltd.	63,348	690,541
Optim Corp. *	31,584	136,068
Organo Corp.	51,047	2,861,841
Oriental Shiraishi Corp.	215,332	490,559
Osaka Organic Chemical Industry Ltd.	28,699	635,544
Osaka Soda Co. Ltd.	39,562	2,328,731
Osaka Steel Co. Ltd.	22,418	345,946
OSAKA Titanium Technologies Co. Ltd.	35,352	681,642
Osaki Electric Co. Ltd.	71,730	312,217
Outsourcing, Inc. *	34,045	378,916
Oyo Corp.	35,715	613,640
Pacific Industrial Co. Ltd.	85,761	849,178
Pack Corp.	21,536	545,441
PAL GROUP Holdings Co. Ltd.	80,598	930,381
Paramount Bed Holdings Co. Ltd.	78,528	1,332,745
Pasona Group, Inc.	35,257	490,226
PHC Holdings Corp. (b)	62,870	438,484
Pilot Corp.	68,503	1,910,211
Piolax, Inc.	41,725	591,577
PKSHA Technology, Inc. *	30,772	736,280
Plus Alpha Consulting Co. Ltd.	45,328	537,088
Premium Group Co. Ltd.	64,763	859,276
Press Kogyo Co. Ltd.	143,343	613,891
Pressance Corp.	36,172	420,083
Prestige International, Inc.	160,549	668,167
Prima Meat Packers Ltd.	56,014	842,643
Procrea Holdings, Inc.	53,001	623,958
Proto Corp.	40,309	348,595
Qol Holdings Co. Ltd.	40,953	388,825
Raito Kogyo Co. Ltd.	83,115	1,063,102
Raiznext Corp.	89,502	1,054,807
Raksul, Inc. *	91,811	515,887
Raysum Co. Ltd.	18,592	391,018
RENOVA, Inc. *	83,942	546,455
Restar Corp.	47,992	916,198
Retail Partners Co. Ltd.	61,898	675,917
Rheon Automatic Machinery Co. Ltd.	38,333	384,196
Ricoh Leasing Co. Ltd.	25,430	820,453
Riken Keiki Co. Ltd.	66,264	1,671,938
Riken Technos Corp.	69,048	446,421
Riken Vitamin Co. Ltd.	29,990	505,161
Ringer Hut Co. Ltd.	48,139	706,408
Riso Kagaku Corp.	46,870	985,748
Riso Kyoiku Co. Ltd. (b)	178,171	282,316
Rock Field Co. Ltd.	38,651	367,707
Roland Corp.	23,794	609,443
Roland DG Corp.	5,559	188,902
Rorze Corp.	18,604	3,581,221
Round One Corp.	343,941	1,525,514
Royal Holdings Co. Ltd.	77,384	1,301,018
RS Technologies Co. Ltd.	27,988	553,900
Ryobi Ltd.	49,518	794,078
RYODEN Corp.	25,582	411,213
Ryoyo Ryosan Holdings, Inc.	88,249	1,738,080
S Foods, Inc.	35,266	638,017
SECURITY	NUMBER OF SHARES	VALUE ($)
Sagami Holdings Corp.	45,066	443,648
Saibu Gas Holdings Co. Ltd.	43,229	532,024
Saizeriya Co. Ltd.	47,931	1,570,808
Sakai Chemical Industry Co. Ltd.	26,920	474,862
Sakai Moving Service Co. Ltd.	33,930	511,935
Sakata INX Corp.	90,382	1,097,387
Sakata Seed Corp.	61,150	1,313,317
Sakura Internet, Inc. (b)	33,868	1,125,018
Sala Corp.	101,618	517,321
SAMTY Co. Ltd. *(a)	52,554	860,488
Samty Residential Investment Corp.	809	544,155
San ju San Financial Group, Inc.	41,983	584,281
San-A Co. Ltd.	34,239	1,050,189
San-Ai Obbli Co. Ltd.	100,978	1,334,636
Sangetsu Corp.	106,810	2,037,713
San-In Godo Bank Ltd.	279,376	2,590,288
Sankei Real Estate, Inc.	826	454,144
Sanki Engineering Co. Ltd.	81,867	1,146,122
Sankyo Seiko Co. Ltd.	55,716	262,723
Sankyo Tateyama, Inc.	56,930	304,313
Sansan, Inc. *	150,250	1,545,095
Sanyo Chemical Industries Ltd.	19,534	498,465
Sanyo Denki Co. Ltd.	16,213	743,872
Sanyo Electric Railway Co. Ltd.	32,026	428,182
Sanyo Special Steel Co. Ltd.	39,994	561,181
Sato Holdings Corp.	43,518	588,751
SBI Sumishin Net Bank Ltd.	82,968	1,579,161
SBS Holdings, Inc.	32,256	519,109
Seika Corp.	18,872	486,977
Seikagaku Corp.	79,238	396,833
Seikitokyu Kogyo Co. Ltd.	43,660	465,925
Seiko Group Corp.	51,348	1,493,273
Seiren Co. Ltd.	77,688	1,217,637
Sekisui Jushi Corp.	50,070	768,200
Senko Group Holdings Co. Ltd.	195,401	1,410,065
Senshu Electric Co. Ltd.	23,801	822,422
Senshu Ikeda Holdings, Inc.	497,186	1,338,316
Septeni Holdings Co. Ltd.	191,664	456,154
Seria Co. Ltd.	94,700	1,639,149
Shibaura Machine Co. Ltd.	43,572	964,909
Shibaura Mechatronics Corp.	16,404	741,152
Shibusawa Warehouse Co. Ltd.	17,980	347,254
Shibuya Corp.	41,073	1,037,639
Shiga Bank Ltd.	89,507	2,560,272
Shikoku Bank Ltd.	65,189	491,163
Shikoku Kasei Holdings Corp.	58,672	767,259
Shima Seiki Manufacturing Ltd.	54,562	522,895
Shin Nippon Air Technologies Co. Ltd.	24,493	669,429
Shin Nippon Biomedical Laboratories Ltd. (b)	36,016	311,239
Shinagawa Refractories Co. Ltd.	47,542	612,030
Shindengen Electric Manufacturing Co. Ltd.	14,913	282,801
Shin-Etsu Polymer Co. Ltd.	63,339	612,249
Shinko Shoji Co. Ltd.	57,400	340,795
Shinmaywa Industries Ltd.	98,087	891,955
Shinnihon Corp.	46,767	451,168
Shinwa Co. Ltd.	21,475	383,733
Shizuoka Gas Co. Ltd.	107,153	658,690
Shochiku Co. Ltd.	19,248	1,161,286
Shoei Co. Ltd.	91,166	1,175,362
Shoei Foods Corp.	24,156	705,565
Showa Sangyo Co. Ltd.	50,426	1,020,425
SIGMAXYZ Holdings, Inc.	53,432	488,945
Siix Corp.	64,299	551,152
Simplex Holdings, Inc.	54,728	940,662
Sinanen Holdings Co. Ltd.	18,420	545,057
Sinfonia Technology Co. Ltd.	47,691	1,036,398
Sinko Industries Ltd.	37,683	925,619

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sintokogio Ltd.	95,501	656,343
SKY Perfect JSAT Holdings, Inc.	274,148	1,598,012
Snow Peak, Inc. *	8,025	63,579
Sodick Co. Ltd.	88,774	407,871
Softcreate Holdings Corp.	27,384	347,125
Solasto Corp.	90,771	268,018
SOSiLA Logistics REIT, Inc.	1,341	1,018,049
Sparx Group Co. Ltd.	38,011	438,779
SRA Holdings	14,800	380,489
SRE Holdings Corp. *	18,444	474,759
St. Marc Holdings Co. Ltd.	25,589	347,820
Star Asia Investment Corp.	4,748	1,782,634
Star Micronics Co. Ltd.	65,230	881,245
Starts Corp., Inc.	54,623	1,136,639
Starts Proceed Investment Corp.	467	592,870
Starzen Co. Ltd.	27,848	499,561
Stella Chemifa Corp.	16,350	449,470
Strike Co. Ltd.	27,944	749,524
Sumida Corp.	67,944	504,138
Sumiseki Holdings, Inc. (b)	97,566	828,856
Sumitomo Densetsu Co. Ltd.	24,665	572,108
Sumitomo Mitsui Construction Co. Ltd.	279,731	699,572
Sumitomo Osaka Cement Co. Ltd.	59,597	1,474,897
Sumitomo Riko Co. Ltd.	67,824	545,113
Sumitomo Seika Chemicals Co. Ltd.	15,868	517,001
Sumitomo Warehouse Co. Ltd.	96,480	1,562,516
Sun Corp.	34,360	741,229
Sun Frontier Fudousan Co. Ltd.	46,215	573,478
Suruga Bank Ltd.	352,335	2,475,280
SWCC Corp.	50,205	1,536,708
Systena Corp.	521,858	939,806
T Hasegawa Co. Ltd.	40,062	782,655
Tachibana Eletech Co. Ltd.	31,374	600,947
Tachi-S Co. Ltd.	53,154	665,672
Tadano Ltd.	220,713	1,558,313
Taihei Dengyo Kaisha Ltd.	28,022	945,093
Taikisha Ltd.	54,357	1,805,616
Taiyo Holdings Co. Ltd.	62,792	1,290,643
Takamatsu Construction Group Co. Ltd.	27,317	495,424
Takaoka Toko Co. Ltd.	19,212	256,494
Takara Bio, Inc.	87,918	572,338
Takara Leben Real Estate Investment Corp.	1,244	789,251
Takara Standard Co. Ltd.	87,240	961,530
Takasago International Corp.	27,684	658,870
Takasago Thermal Engineering Co. Ltd.	111,182	4,570,529
Takatori Corp. (b)	9,856	236,451
Takeuchi Manufacturing Co. Ltd.	65,677	2,545,248
Taki Chemical Co. Ltd.	11,344	290,918
Takuma Co. Ltd.	140,384	1,541,012
Tama Home Co. Ltd. (b)	24,489	652,957
Tamron Co. Ltd.	23,283	1,309,757
Tamura Corp.	142,104	659,224
Tanseisha Co. Ltd.	81,863	427,170
Tatsuta Electric Wire & Cable Co. Ltd. *	64,192	292,478
Tayca Corp.	26,416	276,019
TechMatrix Corp.	45,301	535,904
Teikoku Electric Manufacturing Co. Ltd.	30,867	457,078
Teikoku Sen-I Co. Ltd.	42,028	640,536
Tekken Corp.	26,344	441,735
Tenma Corp.	26,658	418,840
T-Gaia Corp.	40,112	495,705
TKC Corp.	54,879	1,152,443
Toa Corp.	123,404	768,011
Toa Corp./Hyogo	29,180	200,729
TOA ROAD Corp.	78,820	593,363
Toagosei Co. Ltd.	212,074	2,078,297
TOC Co. Ltd.	91,749	402,272
Tocalo Co. Ltd.	99,572	1,256,491
SECURITY	NUMBER OF SHARES	VALUE ($)
Tochigi Bank Ltd.	185,540	458,109
Toei Co. Ltd.	64,202	1,470,789
Toenec Corp.	14,414	539,338
Toho Bank Ltd.	362,955	773,744
Toho Holdings Co. Ltd.	105,387	2,663,093
Toho Titanium Co. Ltd.	64,662	528,752
Tokai Corp.	33,415	446,327
TOKAI Holdings Corp.	227,266	1,392,708
Tokai Rika Co. Ltd.	90,032	1,273,035
Tokai Tokyo Financial Holdings, Inc.	423,009	1,539,732
Token Corp.	14,015	968,551
Tokushu Tokai Paper Co. Ltd.	13,342	302,253
Tokuyama Corp.	137,229	2,656,468
Tokyo Electron Device Ltd.	33,241	939,197
Tokyo Kiraboshi Financial Group, Inc.	47,901	1,495,144
Tokyo Steel Manufacturing Co. Ltd.	140,379	1,398,921
Tokyotokeiba Co. Ltd.	26,017	686,248
Tokyu Construction Co. Ltd.	131,216	642,950
Tokyu REIT, Inc.	1,790	1,768,984
TOMONY Holdings, Inc.	354,164	962,347
Tomy Co. Ltd.	164,860	2,992,018
Tonami Holdings Co. Ltd.	12,848	411,247
Topcon Corp.	200,509	2,175,493
Topre Corp.	82,019	1,174,347
Topy Industries Ltd.	31,760	495,161
Torii Pharmaceutical Co. Ltd.	24,402	587,747
Torishima Pump Manufacturing Co. Ltd.	35,984	779,697
Tosei Corp.	50,905	730,477
Tosei REIT Investment Corp.	605	522,438
Toshiba TEC Corp.	42,212	854,206
Totech Corp.	45,940	741,670
Totetsu Kogyo Co. Ltd.	53,215	1,071,784
Towa Corp.	46,065	3,494,192
Towa Pharmaceutical Co. Ltd.	50,791	934,080
Toyo Construction Co. Ltd.	131,234	1,154,963
Toyo Corp.	35,696	350,270
Toyo Gosei Co. Ltd. (b)	13,152	767,469
Toyo Kanetsu KK	19,040	472,532
Toyo Tanso Co. Ltd.	27,401	1,168,263
Toyobo Co. Ltd.	169,754	1,170,978
TPR Co. Ltd.	48,905	735,077
Trancom Co. Ltd.	11,577	446,445
Transaction Co. Ltd.	40,246	479,433
Transcosmos, Inc.	45,025	971,299
TRE Holdings Corp.	61,372	460,451
Tri Chemical Laboratories, Inc.	51,094	1,420,858
Trusco Nakayama Corp.	74,864	1,179,568
TSI Holdings Co. Ltd.	126,716	718,470
Tsubaki Nakashima Co. Ltd.	80,599	401,597
Tsubakimoto Chain Co.	57,320	2,159,371
Tsuburaya Fields Holdings, Inc. (b)	66,184	627,536
Tsugami Corp.	81,289	749,548
Tsukishima Holdings Co. Ltd.	67,075	599,703
Tsurumi Manufacturing Co. Ltd.	39,173	1,076,887
TV Asahi Holdings Corp.	38,911	498,196
UACJ Corp.	54,308	1,553,434
Uchida Yoko Co. Ltd.	16,932	767,163
U-Next Holdings Co. Ltd.	31,092	918,049
Union Tool Co.	17,628	639,407
Unipres Corp.	73,417	697,052
United Arrows Ltd.	50,568	577,617
United Super Markets Holdings, Inc.	108,072	599,005
Universal Entertainment Corp.	42,924	447,691
UT Group Co. Ltd.	49,754	953,002
V Technology Co. Ltd.	14,604	285,305
Valor Holdings Co. Ltd.	73,310	1,137,822
Valqua Ltd.	28,279	649,637
Vector, Inc.	45,142	375,740
Vision, Inc. *	71,339	513,893

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Vital KSK Holdings, Inc.	76,792	662,636
VT Holdings Co. Ltd.	161,426	501,294
Wacoal Holdings Corp.	75,116	1,854,179
Wacom Co. Ltd.	234,671	1,058,778
Wakita & Co. Ltd.	77,985	813,372
Warabeya Nichiyo Holdings Co. Ltd.	25,554	383,444
Weathernews, Inc. (b)	10,765	305,526
Wellneo Sugar Co. Ltd.	25,504	379,610
West Holdings Corp.	41,652	746,394
WingArc1st, Inc.	36,563	663,111
World Co. Ltd.	35,471	478,078
W-Scope Corp. *(b)	96,841	277,930
Yahagi Construction Co. Ltd.	47,220	470,562
YAKUODO Holdings Co. Ltd.	21,243	374,721
YAMABIKO Corp.	61,586	841,813
Yamae Group Holdings Co. Ltd.	44,844	679,174
Yamagata Bank Ltd.	52,899	389,476
YA-MAN Ltd. (b)	51,857	311,515
Yamanashi Chuo Bank Ltd.	53,417	700,239
Yamazen Corp.	120,775	1,081,361
Yellow Hat Ltd.	54,862	727,560
Yodogawa Steel Works Ltd.	51,480	1,873,846
Yokogawa Bridge Holdings Corp.	57,218	1,003,486
Yokorei Co. Ltd.	81,819	523,783
Yokowo Co. Ltd.	42,108	552,526
Yondoshi Holdings, Inc.	37,680	451,023
Yonex Co. Ltd.	65,691	724,860
Yoshinoya Holdings Co. Ltd.	124,024	2,288,381
Yuasa Trading Co. Ltd.	30,190	1,077,768
Yurtec Corp.	64,692	676,787
Zenrin Co. Ltd.	62,111	339,912
ZERIA Pharmaceutical Co. Ltd.	80,810	1,021,792
ZIGExN Co. Ltd.	100,856	403,052
Zojirushi Corp.	83,906	821,734
Zuken, Inc.	25,203	632,701
		736,417,748

Netherlands 1.3%
Alfen NV *(b)	42,592	1,671,961
AMG Critical Materials NV	62,677	1,394,863
Aperam SA	80,890	2,313,025
Arcadis NV	138,357	9,019,528
Basic-Fit NV *(b)	103,280	2,522,716
Brunel International NV	39,098	466,044
Corbion NV	112,642	2,492,150
Eurocommercial Properties NV	76,291	1,904,894
Flow Traders Ltd.	63,076	1,354,441
Fugro NV	214,921	5,720,961
Galapagos NV *(b)	92,697	2,590,263
Just Eat Takeaway.com NV *	371,636	4,845,409
NSI NV	35,417	752,825
PostNL NV	713,231	1,026,699
Royal BAM Group NV	539,578	2,255,198
SBM Offshore NV	303,048	4,655,191
Sligro Food Group NV	64,468	963,013
TKH Group NV	79,299	3,687,965
TomTom NV *	132,815	821,127
Van Lanschot Kempen NV	73,747	3,010,245
Vastned Retail NV	32,858	877,497
Wereldhave NV	82,574	1,256,785
		55,602,800

New Zealand 0.4%
Argosy Property Ltd.	1,644,905	1,096,533
Freightways Group Ltd.	326,477	1,602,694
Genesis Energy Ltd.	1,061,129	1,369,111
Goodman Property Trust	2,146,509	2,888,206
SECURITY	NUMBER OF SHARES	VALUE ($)
Oceania Healthcare Ltd.	1,253,531	423,593
Precinct Properties Group	2,503,021	1,791,603
Scales Corp. Ltd.	212,582	444,075
SKY Network Television Ltd.	272,813	410,660
Stride Property Group	1,010,141	794,407
Summerset Group Holdings Ltd.	445,585	2,600,791
Vector Ltd.	488,703	1,128,974
Vital Healthcare Property Trust	958,555	1,130,758
		15,681,405

Norway 2.6%
Aker Carbon Capture ASA *	656,260	463,376
Aker Solutions ASA	498,282	2,170,291
Atea ASA	174,213	2,422,033
Austevoll Seafood ASA	169,962	1,383,772
Bakkafrost P	97,689	5,367,451
Bonheur ASA	38,113	878,284
Borr Drilling Ltd. *	416,632	2,781,104
Borregaard ASA	193,036	3,536,633
BW Energy Ltd. *	151,723	485,442
BW LPG Ltd.	160,535	3,323,348
BW Offshore Ltd.	172,658	498,168
Cadeler AS *	384,793	2,400,021
Crayon Group Holding ASA *	167,922	1,800,498
DNO ASA	1,612,443	1,793,386
Elkem ASA *	559,514	1,159,355
Entra ASA *	135,817	1,458,847
Europris ASA	308,046	2,048,937
FLEX LNG Ltd.	57,785	1,663,962
Frontline PLC	276,875	7,930,639
Golden Ocean Group Ltd.	233,880	3,348,445
Grieg Seafood ASA	111,297	768,896
Hafnia Ltd.	473,148	4,142,813
Hexagon Composites ASA *	240,217	654,209
Hoegh Autoliners ASA	206,723	2,448,814
Leroy Seafood Group ASA	528,346	2,315,323
MPC Container Ships ASA	715,076	1,532,760
NEL ASA *(b)	3,167,788	2,413,197
Nordic Semiconductor ASA *	362,987	4,649,004
Protector Forsikring ASA	130,404	3,011,267
Scatec ASA *	231,741	1,923,166
Seadrill Ltd. *	89,442	4,501,250
SpareBank 1 SMN	233,245	3,395,990
SpareBank 1 SR-Bank ASA	345,343	4,459,200
Stolt-Nielsen Ltd.	42,330	1,952,939
Storebrand ASA	784,242	8,468,564
Subsea 7 SA	452,493	8,350,495
TGS ASA	250,440	3,267,163
Veidekke ASA	203,820	2,228,103
Wallenius Wilhelmsen ASA	197,329	2,098,895
Wilh Wilhelmsen Holding ASA, Class A	24,658	913,385
		110,409,425

Poland 1.2%
Alior Bank SA	177,414	4,310,750
AmRest Holdings SE *	140,956	918,344
Asseco Poland SA	99,259	2,083,758
Bank Handlowy w Warszawie SA *	63,535	1,733,213
Bank Millennium SA *	1,167,436	2,661,351
Benefit Systems SA	3,192	2,363,393
Budimex SA	24,250	4,604,236
CCC SA *	88,362	2,996,273
CD Projekt SA	125,173	4,142,759
Cyfrowy Polsat SA *	268,437	851,948
Enea SA *	482,808	1,259,446
Grupa Azoty SA *	88,644	497,595
Grupa Kety SA	18,691	4,097,113

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Jastrzebska Spolka Weglowa SA *	99,518	719,401
KRUK SA	33,408	3,869,456
mBank SA *	24,836	3,949,031
Orange Polska SA	1,266,041	2,636,916
PGE Polska Grupa Energetyczna SA *	1,706,834	2,936,778
Tauron Polska Energia SA *	1,824,840	1,876,290
Warsaw Stock Exchange	55,933	642,867
		49,150,918

Portugal 0.4%
Altri SGPS SA	137,588	752,055
Banco Comercial Portugues SA, Class R *	14,716,208	5,938,245
Corticeira Amorim SGPS SA	65,510	681,307
CTT-Correios de Portugal SA	185,148	880,365
Greenvolt-Energias Renovaveis SA *(b)	124,750	1,124,734
Mota-Engil SGPS SA	171,532	746,350
Navigator Co. SA *	484,038	2,109,242
NOS SGPS SA	365,609	1,315,740
REN - Redes Energeticas Nacionais SGPS SA	776,574	1,934,796
Semapa-Sociedade de Investimento e Gestao *	29,409	496,775
Sonae SGPS SA	1,744,368	1,795,213
		17,774,822

Republic of Korea 5.2%
ABLBio, Inc. *	46,719	764,281
Advanced Nano Products Co. Ltd.	14,636	1,156,461
Advanced Process Systems Corp.	24,326	472,622
Ahnlab, Inc.	11,151	511,421
Amicogen, Inc. *	98,260	500,331
Ananti, Inc. *	84,357	365,564
Asiana Airlines, Inc. *	62,020	488,706
BH Co. Ltd.	47,875	914,589
Binex Co. Ltd. *	47,714	423,879
Binggrae Co. Ltd.	9,395	578,133
Bioneer Corp. *	39,892	917,670
Boryung	51,109	379,474
Bukwang Pharmaceutical Co. Ltd. *	67,472	279,722
Cafe24 Corp. *	25,037	415,912
Caregen Co. Ltd.	26,876	415,403
Cellivery Therapeutics, Inc. *(a)	45,216	0
Chabiotech Co. Ltd. *	85,642	1,051,543
Chong Kun Dang Pharmaceutical Corp.	13,698	1,033,867
Chunbo Co. Ltd. *	9,806	520,560
CJ CGV Co. Ltd. *	118,717	486,169
Classys, Inc.	49,069	1,752,528
CMG Pharmaceutical Co. Ltd. *	182,960	272,217
Com2uSCorp	18,386	533,832
Cosmax, Inc.	14,774	1,814,005
Cosmochemical Co. Ltd. *	49,298	1,036,129
Creative & Innovative System *	99,985	792,918
CrystalGenomics Invites Co. Ltd. *	112,559	197,957
CS Wind Corp.	37,496	1,429,915
Daeduck Electronics Co. Ltd.	63,221	1,057,070
Daejoo Electronic Materials Co. Ltd. *	18,708	1,574,145
Daesang Corp.	38,090	646,502
Daewoong Co. Ltd.	38,477	456,316
Daewoong Pharmaceutical Co. Ltd.	9,202	710,479
Daishin Securities Co. Ltd.	40,552	441,970
Danal Co. Ltd. *	93,717	248,752
Daou Technology, Inc.	44,998	640,577
Dawonsys Co. Ltd. *	56,035	473,923
DB HiTek Co. Ltd.	58,467	1,712,352
Dentium Co. Ltd.	12,315	997,973
DIO Corp. *	21,557	301,740
SECURITY	NUMBER OF SHARES	VALUE ($)
Dong-A Socio Holdings Co. Ltd.	5,842	425,740
Dong-A ST Co. Ltd.	9,048	394,713
Dongjin Semichem Co. Ltd.	56,634	1,715,934
DongKook Pharmaceutical Co. Ltd.	44,536	619,525
Dongkuk Steel Mill Co. Ltd.	61,048	460,765
Doosan Co. Ltd.	10,944	1,628,301
Doosan Fuel Cell Co. Ltd. *	55,762	986,724
Doosan Tesna, Inc.	18,349	573,178
DoubleUGames Co. Ltd.	20,424	652,748
Douzone Bizon Co. Ltd.	33,888	1,505,263
Duk San Neolux Co. Ltd. *	23,459	766,689
Ecopro HN Co. Ltd.	20,982	983,519
Enchem Co. Ltd. *	14,155	3,000,608
ENF Technology Co. Ltd.	14,364	312,791
Enplus Co. Ltd. *	141,597	306,808
Eo Technics Co. Ltd.	15,651	2,229,155
ESR Kendall Square REIT Co. Ltd.	235,401	820,346
Eubiologics Co. Ltd. *	57,166	558,633
Eugene Investment & Securities Co. Ltd.	111,635	332,595
Eugene Technology Co. Ltd.	25,956	954,216
Fadu, Inc. *	58,051	740,443
Foosung Co. Ltd. *	98,614	534,184
GC Cell Corp.	15,892	389,108
GemVax & Kael Co. Ltd. *	64,851	513,356
Genexine, Inc. *	57,756	296,591
GOLFZON Co. Ltd.	5,916	311,492
Grand Korea Leisure Co. Ltd.	37,656	366,619
Green Cross Holdings Corp.	55,247	556,640
HAESUNG DS Co. Ltd.	21,315	708,165
Han Kuk Carbon Co. Ltd.	67,377	525,079
Hana Micron, Inc.	71,833	1,097,301
Hana Tour Service, Inc.	21,099	871,664
Hanall Biopharma Co. Ltd. *	70,955	1,616,865
Hancom, Inc.	31,191	584,599
Handsome Co. Ltd.	24,486	317,095
Hanil Cement Co. Ltd.	32,268	323,251
Hanjin Transportation Co. Ltd.	27,141	377,745
Hankook & Co. Co. Ltd.	51,005	557,369
Hansae Co. Ltd.	25,387	432,728
Hansol Chemical Co. Ltd.	15,381	2,105,160
Hanssem Co. Ltd.	14,530	609,724
Hanwha General Insurance Co. Ltd.	149,390	523,305
Hanwha Investment & Securities Co. Ltd. *	195,076	457,204
Hanwha Systems Co. Ltd.	124,751	1,572,283
Harim Holdings Co. Ltd.	81,514	365,608
HD Hyundai Construction Equipment Co. Ltd.	22,470	925,059
HD Hyundai Electric Co. Ltd.	42,601	9,261,421
HDC Holdings Co. Ltd.	41,058	235,752
HDC Hyundai Development Co-Engineering & Construction, Class E	88,008	1,115,554
HK inno N Corp.	28,372	792,010
HL Holdings Corp.	13,433	333,266
HLB Global Co. Ltd. *	66,884	229,460
HLB Life Science Co. Ltd. *	167,397	1,213,872
HLB Therapeutics Co. Ltd. *	124,402	761,031
HPSP Co. Ltd.	59,946	1,842,261
Hugel, Inc. *	10,646	1,468,626
Huons Co. Ltd.	16,070	361,547
Hyosung Advanced Materials Corp.	5,939	1,595,687
Hyosung Corp.	16,632	717,150
Hyosung Heavy Industries Corp.	12,871	4,108,903
Hyosung TNC Corp.	5,886	1,706,857
Hyundai Bioscience Co. Ltd. *	69,200	1,014,597
Hyundai Elevator Co. Ltd.	43,034	1,247,925
Hyundai GF Holdings	1	3
Hyundai Green Food	35,809	311,135

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hyundai Home Shopping Network Corp.	10,108	381,820
Hyundai Rotem Co. Ltd.	137,796	3,577,889
Il Dong Pharmaceutical Co. Ltd. *	29,545	291,065
InBody Co. Ltd.	19,805	369,051
Innocean Worldwide, Inc.	41,226	647,622
Innox Advanced Materials Co. Ltd.	25,078	596,815
Intellian Technologies, Inc.	14,126	600,933
INTOPS Co. Ltd.	22,476	380,674
IS Dongseo Co. Ltd.	25,380	466,521
ISC Co. Ltd.	18,802	1,032,070
i-SENS, Inc.	32,454	413,015
ISU Specialty Chemical *	34,945	1,246,819
IsuPetasys Co. Ltd.	90,122	3,124,377
JB Financial Group Co. Ltd.	276,247	2,916,999
Jeisys Medical, Inc. *	105,176	897,895
Jeju Air Co. Ltd. *	59,247	463,860
JR Global Reit	234,866	698,890
Jusung Engineering Co. Ltd.	65,897	1,558,721
JW Pharmaceutical Corp.	29,112	603,456
JYP Entertainment Corp.	52,470	2,201,803
KC Tech Co. Ltd.	17,924	484,817
KCC Glass Corp.	17,900	522,307
KEPCO Engineering & Construction Co., Inc.	23,615	1,192,220
KH Vatec Co. Ltd.	28,399	303,158
KISWIRE Ltd.	23,402	371,849
KIWOOM Securities Co. Ltd.	24,622	2,379,418
KMW Co. Ltd. *	55,324	615,355
Koh Young Technology, Inc.	109,678	1,090,007
Kolmar Korea Co. Ltd.	31,603	1,467,677
Kolon Industries, Inc.	36,909	1,120,959
Korea Electric Terminal Co. Ltd.	13,157	659,489
Korea Line Corp. *	259,767	467,170
Korea Petrochemical Ind Co. Ltd.	6,497	710,914
Korea United Pharm, Inc.	16,177	278,078
Korean Reinsurance Co.	205,448	1,198,960
Kuk-il Paper Manufacturing Co. Ltd. *(a)	146,037	0
Kumho Tire Co., Inc. *	257,404	1,331,128
Kwang Dong Pharmaceutical Co. Ltd.	57,564	273,986
L&C Bio Co. Ltd.	22,448	306,430
Lake Materials Co. Ltd. *	69,326	974,885
LEENO Industrial, Inc.	17,276	3,344,024
LF Corp.	33,085	359,394
LIG Nex1 Co. Ltd.	20,629	2,386,888
LigaChem Biosciences, Inc. *	47,601	2,190,014
LOTTE Reit Co. Ltd.	229,502	561,095
Lotte Rental Co. Ltd.	21,014	422,693
Lotte Tour Development Co. Ltd. *	65,732	514,633
Lotte Wellfood Co. Ltd.	4,883	507,856
LS Electric Co. Ltd.	29,972	4,621,734
Lunit, Inc. *	39,715	1,577,643
LX Hausys Ltd.	12,100	364,866
LX Holdings Corp.	76,631	381,342
LX International Corp.	42,647	965,645
LX Semicon Co. Ltd.	21,051	1,081,020
Mcnex Co. Ltd.	21,926	352,355
MedPacto, Inc. *	37,182	230,952
Medytox, Inc.	9,794	923,835
MegaStudyEdu Co. Ltd.	13,350	582,384
Mezzion Pharma Co. Ltd. *	30,842	905,512
Modetour Network, Inc.	28,258	319,205
Myoung Shin Industrial Co. Ltd.	50,314	538,916
Namyang Dairy Products Co. Ltd.	844	301,744
Naturecell Co. Ltd. *	86,913	752,654
Neowiz	21,987	322,369
NEPES Corp. *	30,577	379,631
Nexen Tire Corp.	73,870	442,297
Nexon Games Co. Ltd. *	45,872	464,501
NEXTIN, Inc.	14,201	674,895
SECURITY	NUMBER OF SHARES	VALUE ($)
NHN Corp.	30,278	480,013
NHN KCP Corp.	38,311	271,170
NICE Holdings Co. Ltd.	34,474	270,653
NICE Information Service Co. Ltd.	62,654	498,227
OCI Co. Ltd.	8,477	591,440
Orion Holdings Corp.	50,695	545,560
Oscotec, Inc. *	61,101	1,350,396
Park Systems Corp.	8,803	1,148,259
Partron Co. Ltd.	78,996	437,615
People & Technology, Inc. *	35,203	1,680,631
Peptron, Inc. *	34,091	908,568
PharmaResearch Co. Ltd.	11,452	1,208,434
Pharmicell Co. Ltd. *	104,248	449,504
PI Advanced Materials Co. Ltd. *	26,647	538,887
Poongsan Corp.	35,443	1,584,574
Posco M-Tech Co. Ltd.	37,211	542,893
Rainbow Robotics *	15,170	1,736,626
RFHIC Corp.	31,653	376,302
S&S Tech Corp.	30,280	868,236
Sam Chun Dang Pharm Co. Ltd. *	26,283	2,264,679
Sam-A Aluminum Co. Ltd.	15,543	936,251
Sambu Engineering & Construction Co. Ltd. *	279,356	330,090
Samchully Co. Ltd.	4,174	269,815
Samwha Capacitor Co. Ltd.	14,430	455,969
Samyang Foods Co. Ltd.	7,638	2,918,278
Samyang Holdings Corp.	11,433	575,552
SeAH Besteel Holdings Corp.	21,296	350,691
Sebang Global Battery Co. Ltd.	15,182	1,126,136
Seojin System Co. Ltd. *	36,594	861,626
Seoul Semiconductor Co. Ltd.	73,921	519,484
SFA Engineering Corp.	25,247	507,839
SFA Semicon Co. Ltd. *	145,052	565,730
Shin Poong Pharmaceutical Co. Ltd. *	67,038	610,075
Shinhan Alpha REIT Co. Ltd.	134,025	610,811
Shinsung Delta Tech Co. Ltd.	26,848	1,318,597
Shinsung E&G Co. Ltd. *	331,454	509,911
SIMMTECH Co. Ltd.	36,001	874,966
SK Discovery Co. Ltd.	20,214	643,116
SK Gas Ltd.	4,832	622,955
SK oceanplant Co. Ltd. *	52,315	570,929
SK REITs Co. Ltd.	194,098	635,054
SK Securities Co. Ltd.	621,895	255,576
SL Corp.	28,606	755,155
SM Entertainment Co. Ltd.	21,957	1,447,889
SNT Motiv Co. Ltd.	13,301	439,988
Solid, Inc.	83,769	350,916
SOLUM Co. Ltd. *	79,172	1,409,548
Songwon Industrial Co. Ltd.	28,713	270,425
Soop Co. Ltd.	14,732	1,183,199
Soulbrain Co. Ltd.	7,923	1,885,543
Soulbrain Holdings Co. Ltd.	9,486	478,908
ST Pharm Co. Ltd.	17,101	1,123,969
STCUBE *	86,294	379,568
Studio Dragon Corp. *	12,847	417,547
Sungeel Hitech Co. Ltd. *	9,601	563,765
Sungwoo Hitech Co. Ltd.	86,106	516,182
Synopex, Inc. *	141,876	1,027,782
Taekwang Industrial Co. Ltd.	1,008	471,038
Taihan Electric Wire Co. Ltd. *	106,027	1,279,630
TCC Steel	32,557	1,141,629
TES Co. Ltd.	23,201	373,683
TKG Huchems Co. Ltd.	41,422	590,867
Tokai Carbon Korea Co. Ltd.	8,621	753,415
Unid Co. Ltd.	6,690	531,508
UniTest, Inc.	25,750	295,896
Vaxcell-Bio Therapeutics Co. Ltd. *	29,289	364,275
Webzen, Inc.	28,023	330,516
WONIK IPS Co. Ltd. *	67,241	1,719,209

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
W-Scope Chungju Plant Co. Ltd. *	41,179	1,051,372
Wysiwyg Studios Co. Ltd. *	175,096	254,193
YG Entertainment, Inc.	21,130	666,155
Youlchon Chemical Co. Ltd.	24,281	611,168
Young Poong Corp.	942	245,272
Youngone Corp.	57,777	1,416,727
Youngone Holdings Co. Ltd.	10,187	641,585
Yuanta Securities Korea Co. Ltd.	146,416	289,226
Yunsung F&C Co. Ltd.	6,480	325,275
		218,105,892

Singapore 0.8%
AEM Holdings Ltd. *	506,457	685,667
AIMS APAC REIT	1,184,390	1,121,565
CapitaLand China Trust	2,240,156	1,110,383
Capitaland India Trust	1,927,885	1,511,843
CDL Hospitality Trusts	1,715,637	1,243,859
Cromwell European Real Estate Investment Trust	628,947	976,382
Digital Core REIT Management Pte. Ltd.	1,387,621	804,820
Eagle Hospitality Trust *(a)	940,343	0
ESR-LOGOS REIT	12,024,945	2,579,889
Far East Hospitality Trust	1,902,898	886,902
First Real Estate Investment Trust	2,057,933	365,395
First Resources Ltd.	991,926	1,034,709
Frasers Centrepoint Trust	2,066,277	3,317,172
Golden Agri-Resources Ltd.	12,186,814	2,389,218
iFAST Corp. Ltd.	307,594	1,540,587
Keppel Infrastructure Trust	7,684,143	2,586,584
Lendlease Global Commercial REIT	2,926,506	1,201,606
OUE Real Estate Investment Trust	4,056,899	810,359
Paragon REIT	2,165,269	1,369,612
Parkway Life Real Estate Investment Trust	732,037	1,938,812
Raffles Medical Group Ltd.	1,808,163	1,364,449
Riverstone Holdings Ltd.	1,049,154	706,318
Sheng Siong Group Ltd.	1,286,631	1,418,273
Starhill Global REIT	2,804,114	995,764
UMS Holdings Ltd.	895,072	801,241
		32,761,409

Spain 1.7%
Acerinox SA	373,997	4,088,530
Almirall SA	160,234	1,700,361
Applus Services SA	248,236	3,427,848
Atresmedia Corp. de Medios de Comunicacion SA	170,397	978,560
Cia de Distribucion Integral Logista Holdings SA	119,435	3,433,359
CIE Automotive SA	81,410	2,479,021
Construcciones y Auxiliar de Ferrocarriles SA	50,757	1,887,236
Distribuidora Internacional de Alimentacion SA *	22,703,473	327,803
Ence Energia y Celulosa SA *	244,058	893,409
Faes Farma SA	605,413	2,500,783
Fluidra SA	261,352	6,338,385
Gestamp Automocion SA	287,443	898,698
Global Dominion Access SA	198,849	765,260
Indra Sistemas SA	235,861	5,402,667
Inmobiliaria Colonial Socimi SA	613,794	4,144,600
Laboratorios Farmaceuticos Rovi SA	40,549	3,862,753
Lar Espana Real Estate Socimi SA	118,992	909,411
Let's GOWEX SA *(a)	5,361	0
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros *	1,311,132	1,648,256
SECURITY	NUMBER OF SHARES	VALUE ($)
Melia Hotels International SA *	214,824	1,848,212
Neinor Homes SA	51,784	655,487
Pharma Mar SA	24,309	986,980
Prosegur Cash SA	718,733	398,711
Prosegur Compania de Seguridad SA	271,751	524,533
Sacyr SA	630,336	2,360,809
Solaria Energia y Medio Ambiente SA *	156,081	1,997,715
Tecnicas Reunidas SA *	85,767	1,179,686
Unicaja Banco SA	2,967,936	4,340,020
Vidrala SA	43,619	5,303,510
Viscofan SA	74,763	4,877,877
		70,160,480

Sweden 5.8%
AAK AB	332,840	9,316,938
AddLife AB, B Shares	211,406	2,299,552
Addnode Group AB	235,159	2,709,968
AddTech AB, B Shares	425,475	10,032,879
AFRY AB	188,982	3,417,675
Alleima AB	359,751	2,449,147
Arjo AB, B Shares	434,542	1,913,816
Atrium Ljungberg AB, B Shares	85,513	1,630,221
Attendo AB	208,532	842,678
Avanza Bank Holding AB	239,928	6,250,739
Beijer Alma AB	80,264	1,652,261
Betsson AB, Class B	221,006	2,530,058
Better Collective AS *	59,578	1,379,383
Bilia AB, A Shares	137,394	1,938,660
Billerud Aktiebolag	406,368	4,060,898
BioArctic AB *	69,434	1,601,632
Biotage AB	104,563	1,843,264
Boozt AB *	106,773	1,389,840
Bravida Holding AB	383,933	3,024,460
Bufab AB	57,797	2,119,055
Bure Equity AB	104,625	3,631,016
Camurus AB *(b)	59,464	3,284,960
Catena AB	63,366	3,229,393
Cibus Nordic Real Estate AB publ	104,943	1,529,163
Clas Ohlson AB, B Shares	68,713	998,956
Cloetta AB, B Shares	392,336	723,702
Corem Property Group AB, B Shares (b)	1,284,386	1,172,375
Dios Fastigheter AB	169,170	1,459,721
Dometic Group AB	611,177	4,317,732
Electrolux AB, B Shares *	412,078	3,909,514
Electrolux Professional AB, B Shares	440,480	2,902,414
Elekta AB, B Shares	660,911	5,413,749
Embracer Group AB *(b)	1,701,179	4,234,670
Fabege AB	478,531	4,065,411
Fagerhult Group AB	124,522	831,157
Fortnox AB	952,404	5,873,514
Granges AB	204,288	2,626,149
Hemnet Group AB	154,491	4,248,165
Hexatronic Group AB *	341,800	1,450,112
Hexpol AB	473,072	5,766,538
HMS Networks AB	54,759	2,364,844
Hufvudstaden AB, A Shares	202,855	2,515,146
Instalco AB	463,840	1,762,356
Intrum AB (b)	210,984	700,324
Investment AB Oresund	58,512	686,531
INVISIO AB	64,946	1,636,433
JM AB	123,367	2,376,503
Kinnevik AB, B Shares *	465,589	5,376,506
Lagercrantz Group AB, B Shares	360,792	6,133,725
Lindab International AB	133,592	3,045,997
Loomis AB	137,449	3,810,912
Medicover AB, B Shares	90,315	1,689,993
MEKO AB	81,191	938,731
MIPS AB	51,520	2,094,659

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Modern Times Group MTG AB, B Shares *	179,655	1,597,169
Munters Group AB	251,068	5,442,846
Mycronic AB	143,673	5,644,628
NCAB Group AB (b)	353,004	2,703,616
NCC AB, B Shares	153,471	2,003,534
Nolato AB, B Shares	343,883	2,032,131
Nordnet AB publ	327,736	6,506,606
Norion Bank AB *	164,310	659,290
NP3 Fastigheter AB	55,121	1,302,397
Nyfosa AB	351,701	3,568,107
OX2 AB *	289,564	1,640,932
Pandox AB	171,529	3,092,258
Peab AB, B Shares	371,468	2,412,359
Platzer Fastigheter Holding AB, B Shares	102,414	897,822
Ratos AB, B Shares	377,490	1,427,091
Resurs Holding AB	274,368	444,271
Samhallsbyggnadsbolaget i Norden AB *(b)	2,147,872	1,046,447
Scandic Hotels Group AB *(b)	261,833	1,553,491
Sdiptech AB, B Shares *	61,468	1,985,968
Sectra AB, B Shares	289,544	6,612,831
Sinch AB *	1,183,012	2,593,871
SkiStar AB	78,307	1,200,233
Stillfront Group AB *	859,575	966,871
Storskogen Group AB, B Shares	2,674,188	2,007,192
Systemair AB	123,029	918,284
Thule Group AB	185,280	5,566,927
Troax Group AB	71,905	1,719,479
Truecaller AB, B Shares	321,729	1,131,858
Vitec Software Group AB, B Shares	64,334	3,287,902
Vitrolife AB	125,363	2,201,588
Volati AB	38,802	427,969
Wallenstam AB, B Shares	637,759	3,132,036
Wihlborgs Fastigheter AB	512,008	4,853,687
		241,785,886

Switzerland 3.8%
Accelleron Industries AG	179,551	7,244,534
Allreal Holding AG	27,967	4,743,059
ALSO Holding AG	5,193	1,508,137
ams-OSRAM AG *	1,794,085	2,862,701
APG SGA SA	2,113	489,516
Arbonia AG *	102,737	1,446,278
Aryzta AG *	1,782,968	3,565,343
Autoneum Holding AG	7,112	1,155,705
Basilea Pharmaceutica AG *	21,954	1,063,448
Bell Food Group AG	3,651	1,151,371
Bossard Holding AG, Class A	4,910	1,194,641
Bucher Industries AG	12,406	5,115,593
Burckhardt Compression Holding AG	5,971	3,991,036
Bystronic AG	2,480	1,216,427
Cembra Money Bank AG	56,210	4,554,621
Comet Holding AG	14,442	5,338,810
COSMO Pharmaceuticals NV	18,094	1,420,002
Daetwyler Holding AG	14,131	2,910,314
DocMorris AG *(b)	16,771	1,250,180
dormakaba Holding AG	5,880	3,167,633
EFG International AG	171,246	2,304,413
Forbo Holding AG	1,794	2,187,441
Galenica AG	93,591	7,749,540
Huber & Suhner AG	32,728	2,767,995
Idorsia Ltd. *(b)	237,306	682,339
Implenia AG	28,752	1,099,533
Inficon Holding AG	3,703	5,877,843
Interroll Holding AG	1,036	3,180,979
Intershop Holding AG	10,688	1,421,670
SECURITY	NUMBER OF SHARES	VALUE ($)
Investis Holding SA	5,727	614,503
Kardex Holding AG	11,206	3,092,938
Komax Holding AG	9,142	1,651,772
Landis & Gyr Group AG	40,885	3,471,475
LEM Holding SA	909	1,533,556
Leonteq AG	20,002	579,784
Medacta Group SA	11,711	1,594,093
Medartis Holding AG *	8,210	696,187
Medmix AG	46,611	869,032
Meyer Burger Technology AG *	6,696,311	75,711
Mobimo Holding AG	13,612	3,877,719
Montana Aerospace AG *	43,726	949,986
OC Oerlikon Corp. AG	359,679	1,995,448
PIERER Mobility AG	16,464	675,240
PolyPeptide Group AG *	28,301	1,047,779
Rieter Holding AG	5,810	846,238
Schweiter Technologies AG	1,834	909,732
Sensirion Holding AG *	19,912	1,662,000
SFS Group AG	33,477	4,527,178
Siegfried Holding AG	7,840	7,812,625
SKAN Group AG	20,513	1,830,401
Softwareone Holding AG	232,555	4,433,793
St. Galler Kantonalbank AG	5,425	2,609,821
Stadler Rail AG (b)	101,905	3,111,991
Sulzer AG	33,753	4,594,434
Swissquote Group Holding SA	16,793	5,126,412
u-blox Holding AG	14,614	1,550,252
Valiant Holding AG	30,943	3,532,815
Vetropack Holding AG	25,794	900,638
Vontobel Holding AG	52,988	3,165,830
VP Bank AG, Class A	4,842	442,255
VZ Holding AG	25,146	3,121,822
Ypsomed Holding AG	6,610	2,798,892
Zehnder Group AG	17,792	1,199,084
		159,562,538

United Kingdom 13.0%
4imprint Group PLC	53,078	4,385,869
AG Barr PLC	169,518	1,344,622
AJ Bell PLC	546,323	2,677,976
Alphawave IP Group PLC *	549,011	935,263
AO World PLC *	612,774	876,926
Ascential PLC	385,580	1,595,491
Ashmore Group PLC	878,168	2,180,262
ASOS PLC *(b)	125,874	598,421
Assura PLC	5,707,501	2,986,649
Aston Martin Lagonda Global Holdings PLC *	594,752	1,099,509
Auction Technology Group PLC *	169,354	1,125,544
Babcock International Group PLC	478,595	3,445,856
Bakkavor Group PLC	258,877	461,443
Balanced Commercial Property Trust Ltd.	1,011,316	1,006,909
Balfour Beatty PLC	1,040,100	4,918,281
Bank of Georgia Group PLC	67,857	3,205,272
Bellway PLC	231,010	7,876,581
Big Yellow Group PLC	358,881	5,702,449
Bodycote PLC	363,513	3,489,697
Breedon Group PLC	577,435	2,834,157
Bridgepoint Group PLC	467,085	1,329,732
Britvic PLC	479,927	5,899,617
Bytes Technology Group PLC	390,330	2,775,566
C&C Group PLC	755,765	1,633,883
Capita PLC *	3,387,664	615,058
Carnival PLC *	281,492	3,870,670
Centamin PLC	2,224,523	3,378,887
Chemring Group PLC	516,526	2,538,492
Clarkson PLC	48,120	2,521,110

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Close Brothers Group PLC	294,070	1,792,674
CLS Holdings PLC	311,006	348,060
CMC Markets PLC	217,528	779,633
Coats Group PLC	3,036,456	3,313,174
Computacenter PLC	134,073	4,803,544
Cranswick PLC	103,384	5,850,884
Crest Nicholson Holdings PLC	484,723	1,460,174
Currys PLC *	1,888,495	1,863,434
Darktrace PLC *	783,628	5,866,562
Deliveroo PLC *	2,334,526	4,069,102
Derwent London PLC	211,765	6,276,731
Diploma PLC	250,023	13,026,027
Direct Line Insurance Group PLC	2,527,856	6,900,388
Diversified Energy Co. PLC (b)	91,352	1,366,634
Domino's Pizza Group PLC	743,876	3,153,851
Dowlais Group PLC	2,548,795	2,244,003
Dr Martens PLC	1,127,650	1,254,822
Drax Group PLC	743,321	4,907,062
Dunelm Group PLC	216,779	3,038,792
easyJet PLC	711,192	4,165,250
Elementis PLC	1,107,153	2,117,259
Energean PLC	269,306	4,090,561
Essentra PLC	549,594	1,154,575
Evoke PLC *	664,464	761,396
FDM Group Holdings PLC	170,194	976,192
Ferrexpo PLC *	711,306	376,291
Finablr PLC *(a)	225,475	0
Firstgroup PLC	1,249,366	2,715,311
Frasers Group PLC *	239,623	2,689,349
Future PLC	222,932	3,008,671
Games Workshop Group PLC	62,683	7,968,824
Genuit Group PLC	451,001	2,586,835
Genus PLC	125,689	2,883,689
Grafton Group PLC	388,009	4,905,547
Grainger PLC	1,396,233	4,444,207
Great Portland Estates PLC	407,215	1,791,300
Greencore Group PLC *	873,387	1,950,440
Greggs PLC	191,961	7,185,495
Halfords Group PLC	417,943	817,344
Hammerson PLC	7,539,995	2,680,297
Harbour Energy PLC	1,229,951	5,167,710
Hays PLC	3,025,400	4,152,388
Helical PLC	203,510	580,404
Helios Towers PLC *	1,509,547	2,398,599
Hill & Smith PLC	160,613	4,171,644
Hilton Food Group PLC	154,600	1,759,719
Hochschild Mining PLC *	629,369	1,495,248
Home Reit PLC *(a)	1,478,309	0
Ibstock PLC	721,949	1,470,698
IG Group Holdings PLC	682,476	7,038,316
Inchcape PLC	718,909	7,285,903
Indivior PLC *	238,601	4,389,717
IntegraFin Holdings PLC	597,740	2,671,258
International Distribution Services PLC *	1,295,334	5,544,672
International Workplace Group PLC	1,378,854	3,205,645
Investec PLC	1,179,453	7,786,204
IP Group PLC	1,931,372	1,332,790
Ithaca Energy PLC	207,812	354,545
ITV PLC	7,142,413	7,238,597
J D Wetherspoon PLC *	166,578	1,624,586
John Wood Group PLC *	1,291,408	2,908,625
JTC PLC	281,091	3,224,543
Jupiter Fund Management PLC	820,747	874,644
Just Group PLC	2,004,640	2,644,189
Kainos Group PLC	189,342	2,777,128
Keller Group PLC	139,812	2,296,310
Lancashire Holdings Ltd.	463,259	3,733,567
Liontrust Asset Management PLC	119,633	1,250,520
LondonMetric Property PLC	3,615,977	9,401,081
SECURITY	NUMBER OF SHARES	VALUE ($)
Man Group PLC	2,262,069	7,591,850
Marshalls PLC	438,850	1,765,629
Mitchells & Butlers PLC *	497,118	1,949,425
Mitie Group PLC	2,550,001	3,934,951
Mobico Group PLC	1,049,207	718,687
Molten Ventures PLC *	336,646	1,420,867
MONY Group PLC	976,553	2,797,530
Moonpig Group PLC *	539,633	1,099,297
Morgan Advanced Materials PLC	552,082	2,171,993
Morgan Sindall Group PLC	80,324	2,577,165
NCC Group PLC	579,029	1,029,158
Network International Holdings PLC *	861,376	4,310,044
Ninety One PLC	647,588	1,403,314
OSB Group PLC	756,811	4,470,970
Oxford Instruments PLC	103,572	3,296,695
Oxford Nanopore Technologies PLC *	1,155,336	1,578,354
Pagegroup PLC	602,287	3,509,020
Paragon Banking Group PLC	412,873	4,018,744
Pennon Group PLC	548,234	4,341,629
Petershill Partners PLC (b)	535,640	1,418,511
Pets at Home Group PLC	907,836	3,423,646
Picton Property Income Ltd.	1,009,548	865,044
Playtech PLC *	589,137	3,585,424
Plus500 Ltd.	147,661	4,203,722
Premier Foods PLC	1,263,333	2,753,709
Primary Health Properties PLC	2,506,195	2,975,501
PureTech Health PLC *(b)	484,298	1,442,862
PZ Cussons PLC	433,973	609,998
QinetiQ Group PLC	982,494	5,594,072
Quilter PLC	2,631,524	3,946,835
Rank Group PLC *	413,436	434,795
Rathbones Group PLC	111,146	2,445,310
Redrow PLC	534,113	4,841,830
Renishaw PLC	65,547	3,338,176
RHI Magnesita NV	35,825	1,555,382
Rotork PLC	1,643,120	7,079,393
S4 Capital PLC *	993,400	669,077
Safestore Holdings PLC	407,199	4,666,009
Savills PLC	256,263	3,719,522
Senior PLC	821,657	1,671,721
Serco Group PLC	2,088,518	4,733,197
Shaftesbury Capital PLC	2,618,072	4,859,991
SIG PLC *	1,303,114	455,429
Sirius Real Estate Ltd.	2,534,146	3,145,811
Softcat PLC	237,738	5,024,618
Spectris PLC	194,381	8,092,784
Spire Healthcare Group PLC	543,603	1,751,051
Spirent Communications PLC	1,085,952	2,538,515
SSP Group PLC	1,523,760	3,226,303
Supermarket Income Reit PLC	2,405,272	2,290,668
Synthomer PLC *	227,791	841,068
Tate & Lyle PLC	768,925	6,774,644
TBC Bank Group PLC	96,118	3,120,623
Telecom Plus PLC	132,010	3,163,172
THG PLC *	1,866,302	1,641,936
TI Fluid Systems PLC	609,442	1,059,936
TP ICAP Group PLC	1,492,466	4,161,453
Trainline PLC *	874,147	3,577,064
Travis Perkins PLC	404,700	4,428,692
Tritax Big Box REIT PLC	4,253,154	8,555,878
Trustpilot Group PLC *	646,832	1,700,623
TUI AG *	858,724	5,882,098
Tullow Oil PLC *	2,076,920	1,034,992
Vanquis Banking Group PLC	496,637	343,349
Vesuvius PLC	413,469	2,571,603
Victrex PLC	170,378	2,793,996
Virgin Money U.K. PLC	2,147,542	5,818,482
Vistry Group PLC *	659,940	10,822,229
Volution Group PLC	353,384	2,029,176

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Watches of Switzerland Group PLC *	442,904	2,309,755
WH Smith PLC	238,719	3,495,274
Wickes Group PLC	494,268	877,247
Workspace Group PLC	275,035	1,873,433
Zigup PLC	431,047	2,392,806
		540,287,583
Total Common Stocks (Cost $3,777,187,592)		4,136,388,124

PREFERRED STOCKS 0.1% OF NET ASSETS

Germany 0.0%
Draegerwerk AG & Co. KGaA	16,522	902,195

Italy 0.1%
Danieli & C Officine Meccaniche SpA - RSP	69,258	2,075,146

Republic of Korea 0.0%
Daishin Securities Co. Ltd.	41,396	434,426

Sweden 0.0%
Corem Property Group AB	22,371	523,263
Total Preferred Stocks (Cost $2,915,182)		3,935,030

RIGHTS 0.0% OF NET ASSETS

Italy 0.0%
Tamburi Investment Partners SpA
expires 06/27/24, strike EUR 8.70 *(a)	189,581	89

Republic of Korea 0.0%
HLB Life Science Co. Ltd.
expires 06/17/24, strike KRW 6,650.00 *	16,325	16,342

Spain 0.0%
Almirall SA
expires 06/06/24, strike EUR 0.18 *	160,234	53,924
Viscofan SA
expires 06/11/24, strike EUR 1.60 *	74,763	130,672
		184,596

United Kingdom 0.0%
Great Portland Estates PLC
expires 06/11/24, strike GBP 2.30 *	244,329	332,855
Total Rights (Cost $730,289)		533,882

WARRANTS 0.0% OF NET ASSETS

Australia 0.0%
AVZ Minerals Ltd.
expires 05/23/25 *(a)	641,362	0
SECURITY	NUMBER OF SHARES	VALUE ($)
PointsBet Holdings Ltd.
expires 07/08/24 *(a)	19,829	0
		0

Italy 0.0%
Webuild SpA
expires 08/02/30 *(a)(b)	41,766	95,308
Total Warrants (Cost $432,322)		95,308

SHORT-TERM INVESTMENTS 2.4% OF NET ASSETS

Money Market Funds 2.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (c)	3,888,147	3,888,147
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (c)(d)	94,724,837	94,724,837
		98,612,984
Total Short-Term Investments (Cost $98,612,984)		98,612,984

Total Investments in Securities (Cost $3,879,878,369)		4,239,565,328

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/21/24	233	27,612,830	465,910

*	Non-income producing security.
(a)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(b)	All or a portion of this security is on loan. Securities on loan were valued at $90,545,119.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

EUR —	Euro
GBP —	British Pound
KRW —	South Korean Won

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,077,582,062	$—	$—	$2,077,582,062
Australia	268,725,833	—	1,065,257 *	269,791,090
Germany	162,035,633	—	1,090,628	163,126,261
Hong Kong	28,155,599	—	0 *	28,155,599
Japan	735,557,260	—	860,488	736,417,748
Republic of Korea	218,105,892	—	0 *	218,105,892
Singapore	32,761,409	—	0 *	32,761,409
Spain	70,160,480	—	0 *	70,160,480
United Kingdom	540,287,583	—	0 *	540,287,583
Preferred Stocks[1]	3,935,030	—	—	3,935,030
Rights[1]	533,793	—	—	533,793
Italy	—	—	89	89
Warrants
Australia	—	—	0 *	0
Italy	—	—	95,308	95,308
Short-Term Investments[1]	98,612,984	—	—	98,612,984
Futures Contracts[2]	465,910	—	—	465,910
Total	$4,236,919,468	$—	$3,111,770	$4,240,031,238

*	Level 3 amount shown includes securities determined to have no value at May 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab Emerging Markets Equity ETF

Portfolio Holdings as of May 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 97.8% OF NET ASSETS

Brazil 3.8%
Allos SA	558,252	2,227,336
Alupar Investimento SA	101,525	561,726
Ambev SA	5,335,372	11,734,905
Atacadao SA	657,095	1,240,215
Auren Energia SA	498,439	1,132,331
B3 SA - Brasil Bolsa Balcao	6,799,564	13,842,734
Banco Bradesco SA	1,941,371	4,229,325
Banco BTG Pactual SA	1,640,537	9,860,358
Banco do Brasil SA	2,087,564	10,771,756
Banco Santander Brasil SA	459,258	2,424,805
BB Seguridade Participacoes SA	832,416	5,115,640
BRF SA *	807,013	2,852,879
Caixa Seguridade Participacoes SA	582,183	1,647,129
CCR SA	1,455,736	3,334,772
Centrais Eletricas Brasileiras SA	1,586,654	10,502,524
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	427,254	6,004,163
Cia Energetica de Minas Gerais	250,507	575,763
Cia Paranaense de Energia - Copel	1,024,459	1,586,631
Cia Siderurgica Nacional SA	768,081	1,911,489
Cielo SA	1,530,230	1,630,429
Cosan SA *	1,528,105	3,959,928
CPFL Energia SA	248,149	1,609,993
CSN Mineracao SA	677,995	637,251
Dexco SA	440,939	604,043
Diagnosticos da America SA *	328,346	213,656
Embraer SA *	906,376	6,247,896
Energisa SA	305,130	2,653,708
Eneva SA *	925,285	2,188,284
Engie Brasil Energia SA	225,011	1,855,452
Equatorial Energia SA	1,099,793	6,116,413
GPS Participacoes e Empreendimentos SA	523,880	1,847,986
Grupo Mateus SA	526,823	779,833
Hapvida Participacoes e Investimentos SA *	5,929,761	4,501,602
Hypera SA	472,366	2,440,088
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	57,193	253,981
Itau Unibanco Holding SA	540,789	2,772,960
JBS SA	1,635,080	8,972,042
Klabin SA	1,068,829	4,132,273
Localiza Rent a Car SA	1,054,125	8,570,024
Lojas Renner SA	1,186,132	2,960,901
M Dias Branco SA	165,303	985,996
Magazine Luiza SA *	400,144	943,288
Multiplan Empreendimentos Imobiliarios SA	360,030	1,554,968
Natura & Co. Holding SA	1,175,908	3,322,438
Neoenergia SA	291,534	1,048,354
SECURITY	NUMBER OF SHARES	VALUE ($)
Petroleo Brasileiro SA	4,608,082	35,683,845
Porto Seguro SA	247,177	1,427,328
PRIO SA	844,164	6,683,156
Raia Drogasil SA	1,381,437	6,589,348
Rede D'Or Sao Luiz SA	963,183	5,032,298
Rumo SA	1,566,637	5,875,056
Sao Martinho SA	197,226	1,018,430
Sendas Distribuidora SA *	1,684,587	3,903,892
SLC Agricola SA	279,684	948,271
Smartfit Escola de Ginastica e Danca SA	143,911	616,075
Suzano SA	898,283	8,323,370
Telefonica Brasil SA	529,080	4,358,793
TIM SA	990,848	2,989,973
TOTVS SA	566,410	3,095,084
Transmissora Alianca de Energia Eletrica SA	293,851	1,916,571
Ultrapar Participacoes SA	1,051,800	4,636,777
Usinas Siderurgicas de Minas Gerais SA Usiminas	307,692	408,629
Vale SA	4,675,000	56,215,455
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	433,199	668,444
Vibra Energia SA	1,350,622	5,535,241
WEG SA	1,814,184	12,961,293
		333,247,597

Chile 0.5%
Aguas Andinas SA, Class A	4,345,364	1,286,478
Banco de Chile	51,682,905	6,131,699
Banco de Credito e Inversiones SA	107,618	3,051,406
Banco Itau Chile SA	94,975	1,074,069
Banco Santander Chile	77,628,918	3,671,307
Cencosud SA	1,605,575	3,012,659
Cencosud Shopping SA	675,413	1,102,433
Cia Cervecerias Unidas SA	177,121	1,101,199
Cia Sud Americana de Vapores SA	23,336,228	1,510,553
Colbun SA	9,903,502	1,293,533
Empresas CMPC SA	1,604,710	3,355,474
Empresas Copec SA	629,576	5,221,340
Enel Americas SA	25,120,396	2,482,674
Enel Chile SA	31,226,719	1,788,142
Falabella SA *	1,040,710	3,150,200
Latam Airlines Group SA	208,656,768	2,804,832
Plaza SA	422,375	698,334
Quinenco SA	312,914	1,123,948
Sociedad de Inversiones Oro Blanco SA	21,768,335	158,037
		44,018,317

China 29.5%
360 Security Technology, Inc., A Shares *	698,500	790,960
37 Interactive Entertainment Network Technology Group Co. Ltd., A Shares	132,900	265,509
3peak, Inc., A Shares *	10,330	135,010

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
3SBio, Inc.	2,432,101	1,896,351
ACM Research Shanghai, Inc., Class A	13,581	141,865
Advanced Micro-Fabrication Equipment, Inc. China, A Shares	53,140	948,674
AECC Aero-Engine Control Co. Ltd., A Shares	113,300	319,574
AECC Aviation Power Co. Ltd., A Shares	207,500	1,065,201
Agricultural Bank of China Ltd., A Shares	8,266,200	4,992,965
Agricultural Bank of China Ltd., H Shares	38,159,237	15,949,779
Aier Eye Hospital Group Co. Ltd., A Shares	686,444	1,144,711
Air China Ltd., A Shares *	867,000	891,103
Air China Ltd., H Shares *(a)	1,881,595	1,000,522
Aisino Corp., Class A	52,300	57,784
Akeso, Inc. *	617,610	3,473,555
Alibaba Group Holding Ltd.	21,039,822	201,433,231
Alibaba Health Information Technology Ltd. *	7,285,020	3,054,301
Alibaba Pictures Group Ltd. *	17,597,665	1,012,220
All Winner Technology Co. Ltd., A Shares	54,900	156,740
Alpha Group, A Shares *	162,500	146,895
Aluminum Corp. of China Ltd., A Shares	1,150,600	1,296,571
Aluminum Corp. of China Ltd., H Shares	4,570,122	3,411,520
Amlogic Shanghai Co. Ltd., A Shares	40,017	320,447
An Hui Wenergy Co. Ltd., A Shares	350,500	392,073
Angang Steel Co. Ltd., H Shares	2,914,797	521,607
Angel Yeast Co. Ltd., A Shares	93,800	394,665
Angelalign Technology, Inc.	57,304	448,640
Anhui Anke Biotechnology Group Co. Ltd., A Shares	148,500	189,815
Anhui Conch Cement Co. Ltd., A Shares	372,700	1,231,231
Anhui Conch Cement Co. Ltd., H Shares	1,424,195	3,520,734
Anhui Expressway Co. Ltd., H Shares	818,171	1,031,165
Anhui Gujing Distillery Co. Ltd., A Shares	112,704	3,887,601
Anhui Jianghuai Automobile Group Corp. Ltd., Class A *	179,400	397,655
Anhui Kouzi Distillery Co. Ltd., A Shares	21,100	121,933
Anhui Yingjia Distillery Co. Ltd., A Shares	30,900	295,780
Anhui Zhongding Sealing Parts Co. Ltd., A Shares	113,200	202,322
Anjoy Foods Group Co. Ltd., A Shares	30,300	379,962
ANTA Sports Products Ltd.	1,539,658	16,383,842
Apeloa Pharmaceutical Co. Ltd., A Shares	120,600	241,268
Asymchem Laboratories Tianjin Co. Ltd., A Shares	21,280	224,542
Autobio Diagnostics Co. Ltd., A Shares	26,100	184,188
Autohome, Inc., ADR	80,388	2,283,019
Avary Holding Shenzhen Co. Ltd., A Shares	76,700	315,540
AVIC Industry-Finance Holdings Co. Ltd., A Shares	745,300	295,333
AviChina Industry & Technology Co. Ltd., H Shares	3,096,810	1,401,280
Avicopter PLC, A Shares	57,300	328,287
BAIC BluePark New Energy Technology Co. Ltd., A Shares *	463,700	471,487
BAIC Motor Corp. Ltd., H Shares	3,013,710	855,188
Baidu, Inc., A Shares *	2,768,193	33,083,787
Bank of Beijing Co. Ltd., A Shares	2,008,400	1,608,279
Bank of Changsha Co. Ltd., A Shares	375,200	443,449
Bank of Chengdu Co. Ltd., A Shares	147,900	321,524
Bank of China Ltd., A Shares	4,143,800	2,531,453
Bank of China Ltd., H Shares	103,080,646	48,751,288
Bank of Communications Co. Ltd., A Shares	3,576,400	3,469,152
SECURITY	NUMBER OF SHARES	VALUE ($)
Bank of Communications Co. Ltd., H Shares	9,348,682	7,038,383
Bank of Guiyang Co. Ltd., A Shares	410,000	330,575
Bank of Hangzhou Co. Ltd., A Shares	566,300	1,058,898
Bank of Jiangsu Co. Ltd., A Shares	1,492,300	1,698,047
Bank of Nanjing Co. Ltd., A Shares	996,700	1,422,104
Bank of Ningbo Co. Ltd., A Shares	572,560	1,951,350
Bank of Qingdao Co. Ltd., A Shares	566,300	282,840
Bank of Shanghai Co. Ltd., A Shares	1,546,270	1,661,592
Bank of Zhengzhou Co. Ltd., A Shares *	793,987	208,658
Baoshan Iron & Steel Co. Ltd., A Shares	1,765,432	1,676,055
BBMG Corp., A Shares	1,822,200	428,726
BeiGene Ltd. *	767,222	8,683,941
BeiGene Ltd., Class A *	9,947	166,314
Beijing Capital Eco-Environment Protection Group Co. Ltd., A Shares	703,500	283,609
Beijing Capital International Airport Co. Ltd., H Shares *	2,477,400	839,169
Beijing Dabeinong Technology Group Co. Ltd., A Shares	399,300	256,020
Beijing Easpring Material Technology Co. Ltd., A Shares	49,000	267,520
Beijing E-Hualu Information Technology Co. Ltd., A Shares *	73,800	189,071
Beijing Enlight Media Co. Ltd., A Shares	270,800	338,689
Beijing Enterprises Holdings Ltd.	617,251	2,169,710
Beijing Enterprises Water Group Ltd.	5,490,466	1,747,494
Beijing Jetsen Technology Co. Ltd., A Shares *	319,000	197,511
Beijing Jingneng Clean Energy Co. Ltd., H Shares	2,288,213	608,369
Beijing Kingsoft Office Software, Inc., A Shares	39,574	1,409,166
Beijing New Building Materials PLC, A Shares	164,100	729,740
Beijing Orient National Communication Science & Technology Co. Ltd., A Shares *	157,600	145,935
Beijing Originwater Technology Co. Ltd., A Shares	352,077	226,710
Beijing Roborock Technology Co. Ltd., A Shares	11,460	657,299
Beijing Shiji Information Technology Co. Ltd., A Shares	252,980	229,730
Beijing Shougang Co. Ltd., A Shares *	666,700	286,202
Beijing Shunxin Agriculture Co. Ltd., A Shares *	70,600	184,078
Beijing Sinnet Technology Co. Ltd., A Shares	130,100	154,839
Beijing Tiantan Biological Products Corp. Ltd., A Shares	136,600	532,646
Beijing Tongrentang Co. Ltd., A Shares	138,600	849,951
Beijing Ultrapower Software Co. Ltd., A Shares	204,800	238,390
Beijing United Information Technology Co. Ltd., A Shares	71,905	219,832
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., A Shares	45,750	428,799
Beijing Yanjing Brewery Co. Ltd., A Shares	313,000	403,096
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., A Shares	18,400	90,330
Beijing Zhong Ke San Huan High-Tech Co. Ltd., A Shares	117,530	131,794
Beijing-Shanghai High Speed Railway Co. Ltd., A Shares	2,355,000	1,639,568

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Bethel Automotive Safety Systems Co. Ltd., A Shares	54,740	270,162
Bilibili, Inc., Z Shares *(a)	321,018	4,562,905
Bloomage Biotechnology Corp. Ltd., A Shares	34,275	276,541
Blue Moon Group Holdings Ltd.	1,240,359	328,190
Bluefocus Intelligent Communications Group Co. Ltd., A Shares *	275,100	228,242
BOC International China Co. Ltd., A Shares	46,400	62,501
BOE Technology Group Co. Ltd., A Shares	3,326,900	1,867,618
BOE Technology Group Co. Ltd., B Shares	1,143,850	391,842
Bosideng International Holdings Ltd.	4,587,347	2,650,375
Bright Dairy & Food Co. Ltd., A Shares	43,000	51,118
BTG Hotels Group Co. Ltd., A Shares *	102,500	202,801
BYD Co. Ltd., A Shares	157,900	4,975,579
BYD Co. Ltd., H Shares	1,196,363	33,581,690
BYD Electronic International Co. Ltd.	966,052	4,173,731
By-health Co. Ltd., A Shares	78,200	162,685
C&D International Investment Group Ltd. (a)	1,182,160	2,381,440
C&S Paper Co. Ltd., A Shares	151,300	165,082
Caida Securities Co. Ltd., A Shares	256,100	236,440
Caitong Securities Co. Ltd., A Shares	482,060	478,880
Cambricon Technologies Corp. Ltd., Class A *	36,040	866,741
Canmax Technologies Co. Ltd., A Shares	73,320	194,903
CanSino Biologics, Inc., H Shares *(a)	138,016	359,005
Capital Securities Co. Ltd., Class A	57,300	162,961
Cathay Biotech, Inc., Class A	26,059	174,397
CECEP Solar Energy Co. Ltd., A Shares	348,000	249,462
CECEP Wind-Power Corp., A Shares	629,920	279,080
Central China Securities Co. Ltd., A Shares	685,300	339,446
CETC Cyberspace Security Technology Co. Ltd., A Shares	87,900	193,023
CGN Power Co. Ltd., H Shares *	15,127,026	5,781,386
Changchun High-Tech Industry Group Co. Ltd., A Shares	41,300	595,581
Changjiang Securities Co. Ltd., A Shares	522,200	396,610
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., A Shares	26,400	446,348
Chaozhou Three-Circle Group Co. Ltd., A Shares	176,408	706,074
Chengdu Xingrong Environment Co. Ltd., A Shares	283,400	288,159
Chengxin Lithium Group Co. Ltd., A Shares	81,300	181,103
Chifeng Jilong Gold Mining Co. Ltd., Class A	145,100	349,376
China Baoan Group Co. Ltd., A Shares	261,200	355,792
China Bohai Bank Co. Ltd., Class H *	4,076,850	521,113
China Cinda Asset Management Co. Ltd., H Shares (a)	11,709,736	1,122,576
China CITIC Bank Corp. Ltd., A Shares	944,700	937,168
China CITIC Bank Corp. Ltd., H Shares	11,714,145	7,142,269
China CITIC Financial Asset Management Co. Ltd., H Shares *	18,441,872	883,982
China Coal Energy Co. Ltd., A Shares	484,600	885,461
China Coal Energy Co. Ltd., H Shares	2,580,368	3,248,816
China Communications Services Corp. Ltd., H Shares	3,234,972	1,558,903
China Conch Venture Holdings Ltd.	1,856,993	1,443,182
China Construction Bank Corp., A Shares	1,008,500	976,870
SECURITY	NUMBER OF SHARES	VALUE ($)
China Construction Bank Corp., H Shares	115,274,632	81,630,179
China CSSC Holdings Ltd., A Shares	368,200	1,881,541
China Eastern Airlines Corp. Ltd., A Shares *	1,268,400	689,353
China Eastern Airlines Corp. Ltd., H Shares *	1,824,860	513,168
China Energy Engineering Corp. Ltd., A Shares	3,030,208	913,071
China Energy Engineering Corp. Ltd., H Shares *	5,978,405	680,115
China Enterprise Co. Ltd., Class A	462,700	175,710
China Everbright Bank Co. Ltd., A Shares	4,053,400	1,806,977
China Everbright Bank Co. Ltd., H Shares (a)	4,293,274	1,377,430
China Everbright Environment Group Ltd.	4,912,521	2,285,667
China Everbright Ltd.	1,168,808	642,420
China Feihe Ltd.	5,066,305	2,506,164
China Film Co. Ltd., A Shares *	162,200	256,647
China Galaxy Securities Co. Ltd., A Shares	562,600	890,970
China Galaxy Securities Co. Ltd., H Shares	4,957,834	2,667,972
China Gas Holdings Ltd.	3,673,667	3,470,176
China Great Wall Securities Co. Ltd., A Shares	279,900	279,209
China Greatwall Technology Group Co. Ltd., A Shares	301,900	385,893
China Green Electricity Investment of Tianjin Co. Ltd., A Shares	177,500	261,074
China Hongqiao Group Ltd.	2,853,069	4,704,454
China International Capital Corp. Ltd., A Shares	88,600	384,245
China International Capital Corp. Ltd., H Shares	1,830,022	2,175,437
China International Marine Containers Group Co. Ltd., H Shares	1,213,845	1,067,478
China Jinmao Holdings Group Ltd.	8,784,311	774,754
China Jushi Co. Ltd., A Shares	380,577	600,088
China Lesso Group Holdings Ltd. *	1,231,591	565,156
China Life Insurance Co. Ltd., H Shares	9,033,644	12,794,107
China Literature Ltd. *	470,168	1,580,578
China Longyuan Power Group Corp. Ltd., H Shares	4,306,592	3,924,917
China Medical System Holdings Ltd.	1,652,988	1,396,620
China Meheco Co. Ltd., A Shares	150,240	224,493
China Meidong Auto Holdings Ltd.	693,046	222,353
China Mengniu Dairy Co. Ltd.	3,700,435	6,792,262
China Merchants Bank Co. Ltd., A Shares	1,810,700	8,540,344
China Merchants Bank Co. Ltd., H Shares	4,622,821	20,563,336
China Merchants Energy Shipping Co. Ltd., A Shares	789,400	963,405
China Merchants Expressway Network & Technology Holdings Co. Ltd., A Shares	383,300	619,676
China Merchants Port Holdings Co. Ltd.	1,637,207	2,327,103
China Merchants Securities Co. Ltd., A Shares	671,480	1,311,003
China Merchants Securities Co. Ltd., H Shares	687,572	572,145
China Merchants Shekou Industrial Zone Holdings Co. Ltd., A Shares *	908,600	1,206,391

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
China Minsheng Banking Corp. Ltd., A Shares	3,105,400	1,670,638
China Minsheng Banking Corp. Ltd., H Shares	7,933,888	3,001,823
China National Accord Medicines Corp. Ltd., B Shares	228,748	451,452
China National Building Material Co. Ltd., H Shares	5,827,293	2,331,409
China National Chemical Engineering Co. Ltd., A Shares	578,100	650,645
China National Nuclear Power Co. Ltd., A Shares	1,570,000	2,069,442
China National Software & Service Co. Ltd., A Shares	80,470	339,575
China Northern Rare Earth Group High-Tech Co. Ltd., A Shares	337,100	876,614
China Oilfield Services Ltd., A Shares	158,229	393,398
China Oilfield Services Ltd., H Shares	2,232,620	2,377,207
China Overseas Land & Investment Ltd.	4,834,705	9,109,084
China Pacific Insurance Group Co. Ltd., A Shares	594,500	2,354,132
China Pacific Insurance Group Co. Ltd., H Shares *	3,231,006	8,425,102
China Petroleum & Chemical Corp., A Shares	2,986,800	2,650,659
China Petroleum & Chemical Corp., H Shares	30,431,257	19,293,402
China Power International Development Ltd.	6,230,474	2,930,732
China Railway Group Ltd., A Shares	1,858,700	1,682,764
China Railway Group Ltd., H Shares	5,274,387	2,831,578
China Railway Signal & Communication Corp. Ltd., A Shares	519,106	392,118
China Railway Signal & Communication Corp. Ltd., H Shares	1,869,734	788,680
China Rare Earth Resources & Technology Co. Ltd., A Shares	93,300	351,225
China Reinsurance Group Corp., H Shares	9,317,309	678,848
China Resources Beer Holdings Co. Ltd.	1,915,862	7,677,309
China Resources Boya Bio-pharmaceutical Group Co. Ltd., A Shares	58,000	262,710
China Resources Building Materials Technology Holdings Ltd.	2,877,087	514,859
China Resources Double Crane Pharmaceutical Co. Ltd., A Shares	108,140	314,840
China Resources Gas Group Ltd.	1,180,531	4,096,892
China Resources Land Ltd.	3,401,046	12,346,336
China Resources Microelectronics Ltd., A Shares	93,908	493,188
China Resources Mixc Lifestyle Services Ltd.	774,985	2,694,446
China Resources Pharmaceutical Group Ltd.	2,187,239	1,618,758
China Resources Power Holdings Co. Ltd.	2,360,051	6,681,937
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., A Shares	100,500	841,285
China Ruyi Holdings Ltd. *(a)	5,803,219	1,587,413
China Shenhua Energy Co. Ltd., A Shares	616,170	3,588,698
China Shenhua Energy Co. Ltd., H Shares	4,207,411	20,409,575
China South Publishing & Media Group Co. Ltd., A Shares	175,200	312,894
SECURITY	NUMBER OF SHARES	VALUE ($)
China Southern Airlines Co. Ltd., A Shares *	1,077,700	871,893
China Southern Airlines Co. Ltd., H Shares *	1,572,547	641,212
China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., A Shares	262,500	178,420
China State Construction Engineering Corp. Ltd., A Shares	3,781,400	2,929,200
China State Construction International Holdings Ltd.	2,327,904	3,082,706
China Suntien Green Energy Corp. Ltd., H Shares *	2,947,499	1,386,464
China Taiping Insurance Holdings Co. Ltd.	1,959,044	2,115,963
China Three Gorges Renewables Group Co. Ltd., A Shares	2,336,900	1,501,568
China Tourism Group Duty Free Corp. Ltd., A Shares	162,100	1,583,541
China Tourism Group Duty Free Corp. Ltd., Class H (a)	140,987	1,123,629
China Tower Corp. Ltd., H Shares	57,881,880	6,806,717
China Traditional Chinese Medicine Holdings Co. Ltd.	3,200,270	1,726,260
China TransInfo Technology Co. Ltd., A Shares *	156,500	190,997
China United Network Communications Ltd., A Shares	2,597,400	1,633,214
China Vanke Co. Ltd., A Shares	852,500	967,690
China Vanke Co. Ltd., H Shares (a)	2,734,333	1,876,865
China World Trade Center Co. Ltd., A Shares	118,500	398,155
China XD Electric Co. Ltd., Class A	450,500	420,255
China Yangtze Power Co. Ltd., A Shares	2,144,300	7,850,883
China Zhenhua Group Science & Technology Co. Ltd., A Shares	51,400	319,307
China Zheshang Bank Co. Ltd., A Shares *	1,060,790	434,944
Chinalin Securities Co. Ltd., A Shares *	124,200	187,805
Chinese Universe Publishing & Media Group Co. Ltd., A Shares	121,000	258,717
Chongqing Brewery Co. Ltd., A Shares	45,800	434,435
Chongqing Changan Automobile Co. Ltd., A Shares	702,264	1,332,456
Chongqing Changan Automobile Co. Ltd., B Shares	2,000,698	966,675
Chongqing Fuling Zhacai Group Co. Ltd., A Shares	110,760	210,305
Chongqing Rural Commercial Bank Co. Ltd., H Shares	3,838,566	1,766,358
Chongqing Taiji Industry Group Co. Ltd., Class A *	44,900	220,301
Chongqing Zhifei Biological Products Co. Ltd., A Shares	206,100	930,122
CITIC Ltd.	7,623,910	7,698,606
Citic Pacific Special Steel Group Co. Ltd., A Shares	495,710	1,029,212
CITIC Securities Co. Ltd., A Shares	1,047,180	2,682,805
CITIC Securities Co. Ltd., H Shares	2,169,868	3,367,125
CMOC Group Ltd., A Shares	863,700	991,099
CMOC Group Ltd., H Shares	4,805,449	4,428,702
CNGR Advanced Material Co. Ltd., A Shares	105,280	511,918
CNOOC Energy Technology & Services Ltd., A Shares	722,500	415,530
CNPC Capital Co. Ltd., A Shares	385,000	300,883

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Contemporary Amperex Technology Co. Ltd., A Shares	379,900	10,337,031
COSCO SHIPPING Development Co. Ltd., A Shares	1,184,500	433,516
COSCO SHIPPING Development Co. Ltd., H Shares	3,976,215	523,497
COSCO SHIPPING Energy Transportation Co. Ltd., A Shares	320,100	776,032
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares	1,457,482	2,053,015
COSCO SHIPPING Holdings Co. Ltd., A Shares	1,208,321	2,500,450
COSCO SHIPPING Holdings Co. Ltd., H Shares	3,681,723	6,146,127
COSCO SHIPPING Ports Ltd.	1,473,852	1,021,081
Country Garden Holdings Co. Ltd. *(b)	171	0
Country Garden Services Holdings Co. Ltd. (a)	2,570,928	1,869,869
CRRC Corp. Ltd., A Shares	2,104,900	2,018,610
CRRC Corp. Ltd., H Shares	4,771,871	2,854,577
CSC Financial Co. Ltd., A Shares	492,900	1,435,035
CSC Financial Co. Ltd., H Shares	1,175,501	939,097
CSG Holding Co. Ltd., A Shares	451,346	349,628
CSG Holding Co. Ltd., B Shares	802,985	271,995
CSPC Innovation Pharmaceutical Co. Ltd., Class A	103,920	447,826
CSPC Pharmaceutical Group Ltd.	10,167,753	8,616,795
CSSC Science & Technology Co. Ltd., Class A *	116,000	245,951
Daan Gene Co. Ltd., A Shares	140,160	125,543
Dada Nexus Ltd., ADR *	100,516	166,857
Daqin Railway Co. Ltd., A Shares	1,388,400	1,350,586
Daqo New Energy Corp., ADR *	66,262	1,492,220
Datang International Power Generation Co. Ltd., H Shares	5,336,885	1,098,300
DHC Software Co. Ltd., A Shares	351,300	242,161
Dian Diagnostics Group Co. Ltd., A Shares	69,500	127,947
Do-Fluoride New Materials Co. Ltd., A Shares	98,280	179,712
Dong-E-E-Jiao Co. Ltd., A Shares	58,500	545,000
Dongfang Electric Corp. Ltd., A Shares	268,900	680,024
Dongfang Electric Corp. Ltd., H Shares	445,004	716,707
Dongfeng Motor Group Co. Ltd., H Shares (a)	2,886,580	933,494
Dongguan Development Holdings Co. Ltd., A Shares	98,400	130,650
Dongguan Yiheda Automation Co. Ltd., Class A	59,500	185,263
Dongxing Securities Co. Ltd., A Shares	284,900	328,100
East Buy Holding Ltd. *(a)	505,970	1,186,127
East Group Co. Ltd., A Shares	335,800	219,002
East Money Information Co. Ltd., A Shares	1,424,102	2,431,649
Eastern Air Logistics Co. Ltd., A Shares	146,200	401,510
Eastroc Beverage Group Co. Ltd., A Shares	16,000	471,043
Ecovacs Robotics Co. Ltd., A Shares	51,200	351,456
Empyrean Technology Co. Ltd., Shares A	14,000	152,868
ENN Energy Holdings Ltd.	930,947	8,532,010
ENN Natural Gas Co. Ltd., A Shares	247,475	619,373
Eoptolink Technology, Inc. Ltd., Class A	63,000	751,792
Eve Energy Co. Ltd., A Shares	199,736	1,076,735
Everbright Securities Co. Ltd., A Shares	393,200	853,706
Everdisplay Optronics Shanghai Co. Ltd., Class A *	670,763	191,041
Eyebright Medical Technology Beijing Co. Ltd., Class A *	8,358	157,524
SECURITY	NUMBER OF SHARES	VALUE ($)
Fangda Carbon New Material Co. Ltd., A Shares *	347,080	231,611
Far East Horizon Ltd.	1,882,359	1,511,017
Farasis Energy Gan Zhou Co. Ltd., Class A *	93,274	151,822
FAW Jiefang Group Co. Ltd., A Shares *	236,400	273,872
Fiberhome Telecommunication Technologies Co. Ltd., A Shares	98,800	218,726
Financial Street Holdings Co. Ltd., A Shares	686,400	279,548
First Capital Securities Co. Ltd., A Shares	425,700	316,290
Flat Glass Group Co. Ltd., A Shares	118,000	399,722
Flat Glass Group Co. Ltd., H Shares (a)	571,242	1,155,138
Focus Media Information Technology Co. Ltd., A Shares	1,361,100	1,187,319
Foshan Haitian Flavouring & Food Co. Ltd., A Shares	415,604	2,047,155
Fosun International Ltd.	2,940,316	1,646,173
Founder Securities Co. Ltd., A Shares	695,100	788,066
Foxconn Industrial Internet Co. Ltd., A Shares	1,079,600	3,403,110
Fujian Funeng Co. Ltd., A Shares	144,620	213,310
Fujian Kuncai Material Technology Co. Ltd., Class A *	25,700	141,301
Fujian Sunner Development Co. Ltd., A Shares	120,900	273,308
Full Truck Alliance Co. Ltd., ADR	818,735	7,237,617
Fushun Special Steel Co. Ltd., Class A *	131,200	113,907
Fuyao Glass Industry Group Co. Ltd., A Shares	191,900	1,220,902
Fuyao Glass Industry Group Co. Ltd., H Shares	764,806	4,316,078
GalaxyCore, Inc., Class A	210,559	392,266
Gan & Lee Pharmaceuticals Co. Ltd., A Shares *	48,600	324,448
Ganfeng Lithium Group Co. Ltd., A Shares	167,220	773,754
Ganfeng Lithium Group Co. Ltd., H Shares	521,199	1,435,681
G-bits Network Technology Xiamen Co. Ltd., A Shares	6,200	157,816
GCL System Integration Technology Co. Ltd., A Shares *	559,900	172,563
GCL Technology Holdings Ltd.	25,973,611	4,847,217
GD Power Development Co. Ltd., A Shares	1,645,500	1,215,795
GDS Holdings Ltd., A shares *	882,327	851,498
Geely Automobile Holdings Ltd.	6,677,662	8,083,169
GEM Co. Ltd., A Shares	497,700	449,220
Gemdale Corp., A Shares	433,800	252,475
Genscript Biotech Corp. *	1,213,505	1,551,132
GF Securities Co. Ltd., A Shares	620,900	1,099,482
GF Securities Co. Ltd., H Shares	1,302,645	1,178,872
Giant Biogene Holding Co. Ltd. *	518,606	3,278,016
Giant Network Group Co. Ltd., Class A	212,900	304,354
GigaDevice Semiconductor, Inc., A Shares	64,484	737,383
Ginlong Technologies Co. Ltd., A Shares	37,350	294,979
Glarun Technology Co. Ltd., A Shares	112,900	219,650
GoerTek, Inc., A Shares	321,300	759,932
Goke Microelectronics Co. Ltd., A Shares	17,300	148,651
Goldwind Science & Technology Co. Ltd., A Shares	375,000	402,452
Goldwind Science & Technology Co. Ltd., H Shares	767,770	355,261
Goneo Group Co. Ltd., A Shares	32,800	546,249

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
GoodWe Technologies Co. Ltd., A Shares	13,484	190,629
Gotion High-tech Co. Ltd., A Shares *	154,200	430,694
Grandjoy Holdings Group Co. Ltd., A Shares *	361,372	133,750
Great Wall Motor Co. Ltd., A Shares	244,600	874,010
Great Wall Motor Co. Ltd., H Shares	2,895,768	4,989,544
Gree Electric Appliances, Inc. of Zhuhai, Class A	378,400	2,119,013
Greentown China Holdings Ltd.	1,496,725	1,459,734
GRG Banking Equipment Co. Ltd., A Shares	247,500	366,757
Guangdong Baolihua New Energy Stock Co. Ltd., A Shares	344,300	248,231
Guangdong Electric Power Development Co. Ltd., B Shares *	1,411,014	385,969
Guangdong Golden Dragon Development, Inc., A Shares *	75,300	102,362
Guangdong Haid Group Co. Ltd., A Shares	162,600	1,133,375
Guangdong HEC Technology Holding Co. Ltd., A Shares *	132,500	152,591
Guangdong Investment Ltd.	3,706,995	2,094,361
Guangdong Kinlong Hardware Products Co. Ltd., A Shares	21,800	114,040
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., A Shares	74,500	163,700
Guanghui Energy Co. Ltd., A Shares	624,600	688,371
Guangshen Railway Co. Ltd., H Shares *	2,692,645	753,755
Guangxi Guiguan Electric Power Co. Ltd., A Shares	345,300	340,171
Guangxi Liugong Machinery Co. Ltd., A Shares	420,800	595,192
Guangzhou Automobile Group Co. Ltd., A Shares	338,960	392,689
Guangzhou Automobile Group Co. Ltd., H Shares	4,052,864	1,683,653
Guangzhou Baiyun International Airport Co. Ltd., Class A *	118,300	165,048
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., A Shares	116,400	502,887
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H Shares	250,628	712,799
Guangzhou Development Group, Inc., Class A	626,100	576,312
Guangzhou Great Power Energy & Technology Co. Ltd., Class A	33,200	102,917
Guangzhou Haige Communications Group, Inc. Co., A Shares	271,400	404,414
Guangzhou Kingmed Diagnostics Group Co. Ltd., A Shares	45,900	212,703
Guangzhou Shiyuan Electronic Technology Co. Ltd., A Shares	24,300	109,732
Guangzhou Tinci Materials Technology Co. Ltd., A Shares	187,780	505,108
Guangzhou Wondfo Biotech Co. Ltd., A Shares *	48,200	184,962
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., A Shares	280,118	213,520
Guangzhou Zhujiang Brewery Co. Ltd., A Shares	214,300	243,846
Guizhou Panjiang Refined Coal Co. Ltd., A Shares	257,100	230,995
Guolian Securities Co. Ltd., A Shares *	221,900	332,791
Guosen Securities Co. Ltd., A Shares	483,900	595,225
Guosheng Financial Holding, Inc., A Shares *	194,100	255,579
SECURITY	NUMBER OF SHARES	VALUE ($)
Guotai Junan Securities Co. Ltd., A Shares	625,000	1,198,756
Guotai Junan Securities Co. Ltd., H Shares	1,209,945	1,283,663
Guoyuan Securities Co. Ltd., A Shares	409,300	361,547
H World Group Ltd.	2,700,000	9,801,428
Haidilao International Holding Ltd.	1,895,642	4,206,426
Haier Smart Home Co. Ltd., A Shares	547,400	2,224,863
Haier Smart Home Co. Ltd., H Shares	2,864,352	10,361,439
Hainan Airlines Holding Co. Ltd., Class A *	2,678,400	501,190
Hainan Airport Infrastructure Co. Ltd., Class A *	1,028,100	483,782
Hainan Drinda New Energy Technology Co. Ltd., A Shares	61,000	435,681
Haisco Pharmaceutical Group Co. Ltd., A Shares	50,600	213,318
Haitian International Holdings Ltd.	755,241	2,302,402
Haitong Securities Co. Ltd., A Shares	912,400	1,040,706
Haitong Securities Co. Ltd., H Shares	4,517,938	2,217,577
Hang Zhou Great Star Industrial Co. Ltd., A Shares	106,000	370,594
Hangzhou Binjiang Real Estate Group Co. Ltd., A Shares	279,900	319,261
Hangzhou Chang Chuan Technology Co. Ltd., A Shares	59,500	232,500
Hangzhou First Applied Material Co. Ltd., A Shares *	95,922	342,223
Hangzhou Iron & Steel Co., Class A	241,900	157,429
Hangzhou Lion Microelectronics Co. Ltd., A Shares	61,656	180,779
Hangzhou Oxygen Plant Group Co. Ltd., A Shares	68,200	234,592
Hangzhou Robam Appliances Co. Ltd., A Shares	97,000	321,378
Hangzhou Silan Microelectronics Co. Ltd., A Shares *	132,600	342,814
Hangzhou Tigermed Consulting Co. Ltd., A Shares	64,700	480,090
Hangzhou Tigermed Consulting Co. Ltd., H Shares *	145,764	612,990
Han's Laser Technology Industry Group Co. Ltd., A Shares	68,000	191,520
Hansoh Pharmaceutical Group Co. Ltd.	1,267,724	2,602,421
Haohua Chemical Science & Technology Co. Ltd., A Shares	79,400	330,471
Harbin Boshi Automation Co. Ltd., A Shares	97,500	191,433
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A *	65,900	231,758
Hefei Meiya Optoelectronic Technology, Inc., A Shares	84,110	195,348
Heilongjiang Agriculture Co. Ltd., A Shares	183,100	327,003
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	245,300	780,659
Henan Shuanghui Investment & Development Co. Ltd., A Shares	317,300	1,106,279
Hengan International Group Co. Ltd.	900,512	3,130,874
Hengdian Group DMEGC Magnetics Co. Ltd., A Shares	151,500	288,702
Hengli Petrochemical Co. Ltd., A Shares	266,400	525,253
Hengtong Optic-electric Co. Ltd., A Shares	235,300	484,330
Hengyi Petrochemical Co. Ltd., A Shares *	302,900	298,818
Hesteel Co. Ltd., A Shares	960,000	283,987

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hisense Home Appliances Group Co. Ltd., Class A	152,700	854,479
Hisense Home Appliances Group Co. Ltd., Class H	431,192	1,956,619
Hisense Visual Technology Co. Ltd., Class A	114,800	432,635
Hithink RoyalFlush Information Network Co. Ltd., A Shares	43,600	699,776
HLA Group Corp. Ltd., Class A	506,900	674,430
Hongta Securities Co. Ltd., A Shares	162,900	154,205
Hopson Development Holdings Ltd. *	1,401,911	677,360
Hoshine Silicon Industry Co. Ltd., A Shares *	57,100	414,818
Hoymiles Power Electronics, Inc., Class A	5,124	165,121
Hoyuan Green Energy Co. Ltd., A Shares	48,517	141,053
Hua Hong Semiconductor Ltd. *	722,733	1,792,202
Huaan Securities Co. Ltd., A Shares	260,300	164,748
Huadian Power International Corp. Ltd., A Shares	600,152	545,822
Huadian Power International Corp. Ltd., H Shares	1,905,672	1,105,888
Huadong Medicine Co. Ltd., A Shares	135,500	589,694
Huafon Chemical Co. Ltd., A Shares	383,800	398,694
Huagong Tech Co. Ltd., A Shares *	84,800	349,563
Huaibei Mining Holdings Co. Ltd., A Shares	208,500	565,719
Hualan Biological Engineering, Inc., A Shares	171,980	429,953
Huali Industrial Group Co. Ltd., A Shares	21,200	197,359
Huaneng Lancang River Hydropower, Inc., A Shares	519,600	707,056
Huaneng Power International, Inc., A Shares *	628,400	774,698
Huaneng Power International, Inc., H Shares *	5,319,368	3,522,062
Huatai Securities Co. Ltd., A Shares	673,900	1,259,167
Huatai Securities Co. Ltd., H Shares	1,767,035	2,010,215
Huaxi Securities Co. Ltd., A Shares	165,400	159,075
Huaxia Bank Co. Ltd., A Shares	1,533,800	1,454,039
Huaxia Eye Hospital Group Co. Ltd., A Shares	13,150	44,183
Huaxin Cement Co. Ltd., A Shares	128,926	263,069
Huaxin Cement Co. Ltd., H Shares	490,679	503,640
Huayu Automotive Systems Co. Ltd., A Shares	295,100	652,489
Hubei Energy Group Co. Ltd., A Shares	591,600	481,879
Hubei Jumpcan Pharmaceutical Co. Ltd., A Shares	36,400	190,766
Hubei Xingfa Chemicals Group Co. Ltd., A Shares	108,000	321,119
Huizhou Desay Sv Automotive Co. Ltd., A Shares	46,700	645,310
Humanwell Healthcare Group Co. Ltd., A Shares	151,600	402,573
Hunan Changyuan Lico Co. Ltd., Class A	236,184	168,008
Hunan Gold Corp. Ltd., A Shares	110,600	294,915
Hunan Valin Steel Co. Ltd., A Shares	574,100	417,071
Hundsun Technologies, Inc., A Shares	185,694	512,783
Hwatsing Technology Co. Ltd., Class A	8,122	196,615
Hygeia Healthcare Holdings Co. Ltd., Class C (a)	450,917	1,887,623
Hygon Information Technology Co. Ltd., Class A	56,505	554,325
IEIT Systems Co. Ltd., A Shares	118,728	594,788
Iflytek Co. Ltd., A Shares	192,500	1,117,715
Imeik Technology Development Co. Ltd., A Shares	22,260	616,013
SECURITY	NUMBER OF SHARES	VALUE ($)
Industrial & Commercial Bank of China Ltd., A Shares	6,708,500	5,012,026
Industrial & Commercial Bank of China Ltd., H Shares	97,694,417	55,194,939
Industrial Bank Co. Ltd., A Shares	1,803,000	4,438,070
Industrial Securities Co. Ltd., A Shares	831,060	612,894
Ingenic Semiconductor Co. Ltd., A Shares	35,000	280,368
Inner Mongolia BaoTou Steel Union Co. Ltd., A Shares *	3,568,200	756,063
Inner Mongolia Dian Tou Energy Corp. Ltd., A Shares	365,600	1,144,394
Inner Mongolia ERDOS Resources Co. Ltd., A Shares	130,100	215,343
Inner Mongolia ERDOS Resources Co. Ltd., B Shares	872,720	893,665
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., A Shares	792,900	476,747
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	595,800	372,173
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	535,000	2,083,923
Inner Mongolia Yuan Xing Energy Co. Ltd., A Shares	326,900	327,892
Innovent Biologics, Inc. *	1,805,055	8,121,577
Intco Medical Technology Co. Ltd., A Shares	60,450	208,433
iQIYI, Inc., ADR *	547,175	2,533,420
iRay Technology Co. Ltd., A Shares *	7,000	163,973
IRICO Display Devices Co. Ltd., Class A *	207,000	201,932
Isoftstone Information Technology Group Co. Ltd., Class A *	83,500	457,024
JA Solar Technology Co. Ltd., A Shares	316,736	658,055
Jafron Biomedical Co. Ltd., A Shares	68,050	258,232
Jason Furniture Hangzhou Co. Ltd., A Shares	75,010	369,892
JCET Group Co. Ltd., A Shares	182,000	650,326
JD Health International, Inc. *	1,295,223	4,329,358
JD Logistics, Inc. *	2,240,125	2,439,603
JD.com, Inc., A Shares	2,957,000	43,050,905
Jiangling Motors Corp. Ltd., A Shares	46,100	160,412
Jiangsu Eastern Shenghong Co. Ltd., A Shares *	388,900	478,370
Jiangsu Expressway Co. Ltd., A Shares	295,600	477,486
Jiangsu Expressway Co. Ltd., H Shares	1,326,338	1,378,326
Jiangsu Hengli Hydraulic Co. Ltd., A Shares	110,784	756,348
Jiangsu Hengrui Pharmaceuticals Co. Ltd., A Shares	557,244	3,247,801
Jiangsu King's Luck Brewery JSC Ltd., A Shares	118,000	861,140
Jiangsu Linyang Energy Co. Ltd., A Shares	188,800	177,683
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	94,700	310,631
Jiangsu Pacific Quartz Co. Ltd., Class A	42,600	227,772
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	153,000	225,881
Jiangsu Yanghe Distillery Co. Ltd., A Shares	131,600	1,689,916
Jiangsu Yangnong Chemical Co. Ltd., A Shares	44,200	365,133
Jiangsu Yoke Technology Co. Ltd., A Shares	41,800	340,188
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., A Shares	93,500	500,823

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Jiangsu Zhongtian Technology Co. Ltd., A Shares	311,600	645,670
Jiangxi Copper Co. Ltd., A Shares	144,400	506,437
Jiangxi Copper Co. Ltd., H Shares	1,403,104	3,027,398
Jiangxi Special Electric Motor Co. Ltd., A Shares *	161,500	209,098
Jilin Aodong Pharmaceutical Group Co. Ltd., A Shares	105,100	209,392
Jinduicheng Molybdenum Co. Ltd., Class A	165,700	265,605
Jinke Smart Services Group Co. Ltd., H Shares *	322,927	366,130
Jinko Solar Co. Ltd., Class A	573,136	642,693
Jinxin Fertility Group Ltd. *(a)	2,217,803	890,143
JiuGui Liquor Co. Ltd., A Shares	31,000	227,085
Jiumaojiu International Holdings Ltd.	1,213,990	743,289
Jizhong Energy Resources Co. Ltd., A Shares	326,700	365,450
Joincare Pharmaceutical Group Industry Co. Ltd., A Shares	175,700	301,458
Joinn Laboratories China Co. Ltd., A Shares	55,272	115,823
Joinn Laboratories China Co. Ltd., H Shares	149,546	161,525
Jointown Pharmaceutical Group Co. Ltd., A Shares	435,714	443,630
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., A Shares	78,800	286,449
JOYY, Inc., ADR	32,581	972,869
Juneyao Airlines Co. Ltd., A Shares	250,400	427,557
J-Yuan Trust Co. Ltd., Class A *	533,900	209,360
Kanzhun Ltd., ADR	408,751	8,685,959
KE Holdings, Inc., ADR	772,436	13,108,239
Keda Industrial Group Co. Ltd., Shares A *	180,000	239,242
Kingboard Holdings Ltd.	968,950	2,350,741
Kingboard Laminates Holdings Ltd.	1,402,439	1,511,189
Kingdee International Software Group Co. Ltd. *	3,403,803	3,480,660
Kingnet Network Co. Ltd., Class A	203,600	304,786
Kingsoft Cloud Holdings Ltd. *	2,463,818	484,994
Kingsoft Corp. Ltd.	1,076,735	3,440,773
Kuaishou Technology *	3,217,873	22,807,500
Kuang-Chi Technologies Co. Ltd., A Shares *	192,000	481,588
Kunlun Energy Co. Ltd.	4,638,855	4,814,754
Kunlun Tech Co. Ltd., A Shares *	117,300	563,102
Kweichow Moutai Co. Ltd., A Shares	108,600	24,631,660
Lakala Payment Co. Ltd., A Shares *	104,500	203,595
Lao Feng Xiang Co. Ltd., A Shares	133,558	1,382,081
Laobaixing Pharmacy Chain JSC, A Shares	48,230	222,969
LB Group Co. Ltd., A Shares	238,500	686,824
Lee & Man Paper Manufacturing Ltd.	1,993,447	614,086
Legend Holdings Corp., H Shares	695,119	607,747
Lens Technology Co. Ltd., A Shares	461,700	971,940
Leo Group Co. Ltd., A shares *	658,700	159,510
Lepu Medical Technology Beijing Co. Ltd., A Shares	180,000	407,900
Levima Advanced Materials Corp., A Shares	70,900	160,765
Leyard Optoelectronic Co. Ltd., A Shares	480,200	318,462
Li Auto, Inc., Class A *	1,341,688	13,402,560
Li Ning Co. Ltd.	2,737,334	7,120,319
Liaoning Port Co. Ltd., A Shares	1,511,500	289,075
Lingyi iTech Guangdong Co., A Shares	660,100	447,759
Livzon Pharmaceutical Group, Inc., A Shares	93,300	496,799
SECURITY	NUMBER OF SHARES	VALUE ($)
Livzon Pharmaceutical Group, Inc., H Shares	175,793	595,463
Longfor Group Holdings Ltd.	2,407,565	3,785,213
LONGi Green Energy Technology Co. Ltd., A Shares	631,548	1,615,377
Longshine Technology Group Co. Ltd., A Shares *	105,200	155,746
Loongson Technology Corp. Ltd., Shares A *	29,424	412,498
Lufax Holding Ltd., ADR	226,578	1,015,069
Luxi Chemical Group Co. Ltd., A Shares	165,500	278,492
Luxshare Precision Industry Co. Ltd., A Shares	588,317	2,573,297
Luye Pharma Group Ltd. *	2,339,744	801,513
Luzhou Laojiao Co. Ltd., A Shares	125,400	3,016,833
Maanshan Iron & Steel Co. Ltd., A Shares	1,082,300	341,013
Mango Excellent Media Co. Ltd., A Shares	164,370	522,876
Maxscend Microelectronics Co. Ltd., A Shares	45,248	540,452
Meihua Holdings Group Co. Ltd., Class A *	293,400	443,252
Meinian Onehealth Healthcare Holdings Co. Ltd., A Shares *	353,000	203,506
Meituan, B Shares *	6,621,798	88,958,179
Metallurgical Corp. of China Ltd., A Shares	1,345,100	603,337
Metallurgical Corp. of China Ltd., H Shares	3,815,616	829,127
Microport Scientific Corp. *	1,163,975	862,937
Micro-Tech Nanjing Co. Ltd., Class A	17,179	153,875
Ming Yang Smart Energy Group Ltd., A Shares	228,700	320,019
MINISO Group Holding Ltd.	446,400	2,556,286
Minth Group Ltd.	893,501	1,770,247
Montage Technology Co. Ltd., A Shares	108,000	787,567
Muyuan Foods Co. Ltd., A Shares	551,986	3,580,946
Nanjing Iron & Steel Co. Ltd., A Shares	551,600	390,100
Nanjing Securities Co. Ltd., A Shares	272,700	299,417
NARI Technology Co. Ltd., A Shares	747,996	2,316,663
National Silicon Industry Group Co. Ltd., A Shares *	254,052	472,943
NAURA Technology Group Co. Ltd., A Shares	47,100	1,901,057
NavInfo Co. Ltd., A Shares *	279,800	259,090
NetEase, Inc.	2,232,042	39,257,988
New China Life Insurance Co. Ltd., A Shares	174,000	779,271
New China Life Insurance Co. Ltd., H Shares	950,792	1,942,091
New Hope Liuhe Co. Ltd., A Shares *	424,100	584,688
New Oriental Education & Technology Group, Inc. *	1,873,559	15,171,245
Newland Digital Technology Co. Ltd., A Shares	108,600	231,456
Nine Dragons Paper Holdings Ltd. *	2,123,094	1,107,227
Ninestar Corp., A Shares	136,400	510,471
Ningbo Deye Technology Co. Ltd., A Shares	51,861	481,794
Ningbo Joyson Electronic Corp., A Shares *	130,600	282,298
Ningbo Orient Wires & Cables Co. Ltd., A Shares *	65,200	431,679
Ningbo Ronbay New Energy Technology Co. Ltd., A Shares *	42,068	166,699

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ningbo Sanxing Medical Electric Co. Ltd., A Shares	109,200	510,395
Ningbo Shanshan Co. Ltd., A Shares	232,900	339,034
Ningbo Tuopu Group Co. Ltd., A Shares	91,900	728,200
Ningbo Zhoushan Port Co. Ltd., A Shares	752,200	367,409
Ningxia Baofeng Energy Group Co. Ltd., A Shares *	265,500	599,827
NIO, Inc., Class A *(a)	1,640,690	8,587,914
Nongfu Spring Co. Ltd., H Shares	2,125,953	11,304,575
North Industries Group Red Arrow Co. Ltd., A Shares	74,900	138,094
Northeast Securities Co. Ltd., A Shares	200,000	179,693
Offshore Oil Engineering Co. Ltd., A Shares	473,000	399,593
OFILM Group Co. Ltd., A Shares *	303,500	337,828
Oppein Home Group, Inc., A Shares	20,740	194,189
ORG Technology Co. Ltd., A Shares	591,400	366,169
Orient Securities Co. Ltd., A Shares	776,716	864,567
Orient Securities Co. Ltd., H Shares	877,335	355,494
Oriental Energy Co. Ltd., A Shares *	156,600	194,782
Oriental Pearl Group Co. Ltd., A Shares	304,000	273,552
Ourpalm Co. Ltd., A shares *	337,700	223,029
Ovctek China, Inc., A Shares	81,180	200,494
Pacific Securities Co. Ltd., Class A *	391,000	176,995
Pangang Group Vanadium Titanium & Resources Co. Ltd., A Shares *	764,900	309,414
PDD Holdings, Inc., ADR *	748,012	112,037,237
People.cn Co. Ltd., A Shares	111,800	337,187
People's Insurance Co. Group of China Ltd., A Shares	936,700	683,069
People's Insurance Co. Group of China Ltd., H Shares	9,696,143	3,371,127
Perfect World Co. Ltd., A Shares *	85,450	108,636
PetroChina Co. Ltd., A Shares	2,225,200	3,104,524
PetroChina Co. Ltd., H Shares	25,674,726	26,156,003
Pharmaron Beijing Co. Ltd., A Shares	50,400	143,129
Pharmaron Beijing Co. Ltd., H Shares	334,103	419,799
PICC Property & Casualty Co. Ltd., H Shares	8,293,642	10,770,757
Ping An Bank Co. Ltd., A Shares	1,702,700	2,602,797
Ping An Healthcare & Technology Co. Ltd. *(a)	760,936	1,089,365
Ping An Insurance Group Co. of China Ltd., A Shares	949,400	5,626,161
Ping An Insurance Group Co. of China Ltd., H Shares	7,675,511	38,802,618
Pingdingshan Tianan Coal Mining Co. Ltd., A Shares	258,300	461,304
Piotech, Inc., Shares A	9,972	254,200
Polaris Bay Group Co. Ltd., Class A *	157,700	147,112
Poly Developments & Holdings Group Co. Ltd., A Shares	1,121,200	1,576,602
Poly Property Services Co. Ltd., H Shares	189,544	789,832
Pop Mart International Group Ltd.	879,548	4,171,005
Porton Pharma Solutions Ltd., A Shares	58,800	119,332
Postal Savings Bank of China Co. Ltd., A Shares	2,007,300	1,389,211
Postal Savings Bank of China Co. Ltd., H Shares	13,080,357	7,373,360
Power Construction Corp. of China Ltd., A Shares	1,572,000	1,157,163
Pylon Technologies Co. Ltd., A Shares	13,976	121,031
Qi An Xin Technology Group, Inc., Class A *	34,555	123,901
Qifu Technology, Inc., ADR	130,236	2,516,160
SECURITY	NUMBER OF SHARES	VALUE ($)
Qingdao TGOOD Electric Co. Ltd., A Shares	113,900	337,722
Qinghai Salt Lake Industry Co. Ltd., A Shares *	521,500	1,240,616
Raytron Technology Co. Ltd., A Shares	45,400	188,335
Red Star Macalline Group Corp. Ltd., H Shares	1,009,588	197,444
Remegen Co. Ltd., Class A *	23,187	144,170
Remegen Co. Ltd., H Shares *	188,183	609,769
RLX Technology, Inc., ADR	994,566	1,879,730
Rongsheng Petrochemical Co. Ltd., A Shares *	317,800	438,137
SAIC Motor Corp. Ltd., A Shares	721,000	1,395,781
Sailun Group Co. Ltd., A Shares	309,500	633,653
Sanan Optoelectronics Co. Ltd., A Shares	404,200	696,844
Sangfor Technologies, Inc., A Shares *	14,100	106,216
Sany Heavy Equipment International Holdings Co. Ltd. (a)	999,883	763,011
Sany Heavy Industry Co. Ltd., A Shares	720,500	1,603,986
Sany Renewable Energy Co. Ltd., Class A	43,035	165,142
Satellite Chemical Co. Ltd., A Shares	321,962	808,011
SDIC Capital Co. Ltd., A Shares	328,400	277,886
SDIC Power Holdings Co. Ltd., A Shares	641,900	1,565,017
Sealand Securities Co. Ltd., A Shares	476,200	207,045
Seazen Group Ltd. *	3,574,971	658,025
Seazen Holdings Co. Ltd., A Shares *	220,700	323,096
SenseTime Group, Inc., Class B *(a)	20,063,229	3,385,182
Seres Group Co. Ltd., Class A *	129,100	1,579,656
SF Holding Co. Ltd., A Shares	425,300	2,156,358
SG Micro Corp., A Shares	44,898	479,191
Shaanxi Coal Industry Co. Ltd., A Shares	853,900	3,058,224
Shaanxi Energy Investment Co. Ltd., Class A	173,300	263,719
Shaanxi International Trust Co. Ltd., A Shares	384,200	154,886
Shan Xi Hua Yang Group New Energy Co. Ltd., A Shares	378,550	571,892
Shandong Chenming Paper Holdings Ltd., H Shares *	1,899,701	473,508
Shandong Gold Mining Co. Ltd., A Shares	321,704	1,275,228
Shandong Gold Mining Co. Ltd., H Shares	804,605	1,727,823
Shandong Himile Mechanical Science & Technology Co. Ltd., A Shares	68,600	364,523
Shandong Hi-speed Co. Ltd., A Shares	244,600	297,507
Shandong Hualu Hengsheng Chemical Co. Ltd., A Shares	205,360	811,782
Shandong Humon Smelting Co. Ltd., A Shares *	213,000	366,627
Shandong Linglong Tyre Co. Ltd., A Shares	86,400	246,553
Shandong Nanshan Aluminum Co. Ltd., A Shares	1,125,400	596,150
Shandong Pharmaceutical Glass Co. Ltd., A Shares	69,900	251,692
Shandong Sun Paper Industry JSC Ltd., A Shares	296,900	616,027
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	3,084,957	1,798,130
Shanghai Aiko Solar Energy Co. Ltd., Class A	147,960	237,169
Shanghai Bairun Investment Holding Group Co. Ltd., A Shares	97,428	284,055

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Shanghai Baosight Software Co. Ltd., A Shares	339,771	1,848,932
Shanghai BOCHU Electronic Technology Corp. Ltd., A Shares	17,319	475,775
Shanghai Construction Group Co. Ltd., A Shares	663,000	212,548
Shanghai Electric Group Co. Ltd., A Shares *	1,104,100	639,556
Shanghai Electric Group Co. Ltd., H Shares *	3,063,793	614,846
Shanghai Electric Power Co. Ltd., A Shares *	237,200	327,996
Shanghai Fosun Pharmaceutical Group Co. Ltd., A Shares	161,200	513,901
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares (a)	781,777	1,223,127
Shanghai Fudan Microelectronics Group Co. Ltd., A Shares	25,080	107,664
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares	388,465	590,889
Shanghai Industrial Holdings Ltd.	603,535	864,028
Shanghai International Airport Co. Ltd., A Shares *	241,400	1,154,198
Shanghai International Port Group Co. Ltd., A Shares	1,004,800	786,647
Shanghai Jinjiang International Hotels Co. Ltd., A Shares	96,700	373,471
Shanghai Jinjiang International Hotels Co. Ltd., B Shares	204,265	308,849
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., A Shares	99,800	154,068
Shanghai Junshi Biosciences Co. Ltd., A Shares *	76,221	281,583
Shanghai Junshi Biosciences Co. Ltd., H Shares *	210,248	331,630
Shanghai Lingang Holdings Corp. Ltd., A Shares	174,700	258,398
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., A Shares *	230,800	322,004
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., B Shares *	502,630	194,518
Shanghai M&G Stationery, Inc., A Shares	44,200	216,380
Shanghai Mechanical & Electrical Industry Co. Ltd., B shares	293,501	282,935
Shanghai Moons' Electric Co. Ltd., Class A	40,800	275,464
Shanghai Pharmaceuticals Holding Co. Ltd., A Shares	200,000	499,728
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	1,218,191	1,806,261
Shanghai Pudong Development Bank Co. Ltd., A Shares	2,594,900	2,977,658
Shanghai Putailai New Energy Technology Co. Ltd., A Shares *	201,276	451,683
Shanghai RAAS Blood Products Co. Ltd., A Shares	655,900	640,743
Shanghai Rural Commercial Bank Co. Ltd., A Shares	463,300	503,590
Shanghai Tunnel Engineering Co. Ltd., A Shares	279,100	259,210
Shanghai United Imaging Healthcare Co. Ltd., Class A	8,831	155,285
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., A Shares	180,200	234,301
Shanghai Yuyuan Tourist Mart Group Co. Ltd., A Shares	418,400	332,742
SECURITY	NUMBER OF SHARES	VALUE ($)
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., A Shares	158,400	435,232
Shanghai Zhenhua Heavy Industries Co. Ltd., B Shares *	1,331,420	282,261
Shanxi Coal International Energy Group Co. Ltd., Class A	176,300	383,991
Shanxi Coking Coal Energy Group Co. Ltd., A Shares	534,800	811,624
Shanxi Lu'an Environmental Energy Development Co. Ltd., A Shares	297,700	928,988
Shanxi Meijin Energy Co. Ltd., A Shares *	247,000	188,616
Shanxi Securities Co. Ltd., A Shares	350,500	249,325
Shanxi Taigang Stainless Steel Co. Ltd., A Shares	472,500	245,743
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A Shares	106,900	3,549,728
Shede Spirits Co. Ltd., Class A	30,800	305,120
Shenergy Co. Ltd., Class A	370,000	445,449
Shenghe Resources Holding Co. Ltd., A Shares	167,100	220,257
Shengyi Technology Co. Ltd., A Shares	219,400	597,105
Shennan Circuits Co. Ltd., A Shares	17,100	211,587
Shenwan Hongyuan Group Co. Ltd., A Shares	1,646,300	1,030,643
Shenwan Hongyuan Group Co. Ltd., H Shares	3,400,291	660,643
Shenzhen Airport Co. Ltd., A Shares *	213,000	201,337
Shenzhen Capchem Technology Co. Ltd., A Shares	80,640	348,392
Shenzhen Dynanonic Co. Ltd., A Shares	22,880	107,129
Shenzhen Energy Group Co. Ltd., A Shares	425,900	426,606
Shenzhen Expressway Corp. Ltd., H Shares *	1,026,247	1,007,443
Shenzhen Gas Corp. Ltd., A Shares	371,000	372,126
Shenzhen Goodix Technology Co. Ltd., A Shares	36,300	308,612
Shenzhen Inovance Technology Co. Ltd., A Shares	226,300	1,804,061
Shenzhen International Holdings Ltd.	1,846,547	1,534,196
Shenzhen Investment Ltd.	3,284,081	444,966
Shenzhen Jinjia Group Co. Ltd., A Shares	197,700	119,143
Shenzhen Kaifa Technology Co. Ltd., A Shares	155,600	282,600
Shenzhen Kangtai Biological Products Co. Ltd., A Shares	105,180	264,110
Shenzhen Kedali Industry Co. Ltd., A Shares	23,100	294,409
Shenzhen Kingdom Sci-Tech Co. Ltd., A Shares	92,200	140,813
Shenzhen Kstar Science & Technology Co. Ltd., Class A	44,500	124,231
Shenzhen Longsys Electronics Co. Ltd., Class A *	24,200	288,984
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares	105,300	4,203,626
Shenzhen MTC Co. Ltd., A Shares	456,500	310,910
Shenzhen New Industries Biomedical Engineering Co. Ltd., A Shares	27,000	281,295
Shenzhen Overseas Chinese Town Co. Ltd., A Shares *	780,000	277,960
Shenzhen Salubris Pharmaceuticals Co. Ltd., A Shares *	92,000	345,952
Shenzhen SC New Energy Technology Corp., A Shares	31,000	275,496

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Shenzhen SED Industry Co. Ltd., Class A	108,000	232,407
Shenzhen Senior Technology Material Co. Ltd., A Shares *	119,700	157,943
Shenzhen Sunway Communication Co. Ltd., A Shares	88,700	223,338
Shenzhen Transsion Holdings Co. Ltd., A Shares	69,360	1,250,168
Shenzhen YUTO Packaging Technology Co. Ltd., A Shares	67,900	232,999
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., A Shares	304,100	196,235
Shenzhou International Group Holdings Ltd.	951,245	9,508,377
Shijiazhuang Changshan BeiMing Technology Co. Ltd., A Shares *	215,100	207,466
Shijiazhuang Yiling Pharmaceutical Co. Ltd., A Shares	159,500	398,533
Shougang Fushan Resources Group Ltd.	1,987,611	906,999
Siasun Robot & Automation Co. Ltd., A Shares *	140,300	199,217
SICC Co. Ltd., A Shares *	15,754	109,485
Sichuan Changhong Electric Co. Ltd., A Shares	418,500	283,301
Sichuan Chuantou Energy Co. Ltd., A Shares	422,100	1,045,965
Sichuan Hebang Biotechnology Co. Ltd., A Shares	817,200	221,505
Sichuan Kelun Pharmaceutical Co. Ltd., A Shares	138,500	609,991
Sichuan New Energy Power Co. Ltd., Shares A *	139,800	226,013
Sichuan Road & Bridge Group Co. Ltd., A Shares	637,960	689,928
Sichuan Swellfun Co. Ltd., A Shares	48,700	303,070
Sichuan Yahua Industrial Group Co. Ltd., A Shares	100,900	145,631
Sieyuan Electric Co. Ltd., A Shares	77,800	754,884
Sino Biopharmaceutical Ltd.	12,190,351	4,425,291
Sinolink Securities Co. Ltd., A Shares	294,000	331,703
Sinoma International Engineering Co., A Shares	327,100	572,474
Sinoma Science & Technology Co. Ltd., A Shares	158,200	326,284
Sinomine Resource Group Co. Ltd., A Shares	62,860	267,252
Sinopec Engineering Group Co. Ltd., H Shares	1,904,362	1,280,391
Sinopec Oilfield Service Corp., H Shares *	6,414,045	442,724
Sinopec Shanghai Petrochemical Co. Ltd., A Shares *	918,700	348,876
Sinopec Shanghai Petrochemical Co. Ltd., H Shares *	3,523,344	508,910
Sinopharm Group Co. Ltd., H Shares	1,547,605	4,193,757
Sinotrans Ltd., H Shares	3,422,013	1,863,367
Sinotruk Hong Kong Ltd.	825,985	1,915,211
Skshu Paint Co. Ltd., A Shares	47,628	283,358
Smoore International Holdings Ltd. (a)	2,194,954	2,435,300
Songcheng Performance Development Co. Ltd., A Shares	244,300	343,192
SooChow Securities Co. Ltd., A Shares	456,585	405,200
Southwest Securities Co. Ltd., A Shares	623,500	330,282
Spring Airlines Co. Ltd., Class A *	84,600	653,594
StarPower Semiconductor Ltd., A Shares	20,580	247,398
STO Express Co. Ltd., A Shares *	130,200	171,440
Sun Art Retail Group Ltd.	2,532,565	566,508
SECURITY	NUMBER OF SHARES	VALUE ($)
Sungrow Power Supply Co. Ltd., A Shares	124,000	1,683,771
Sunny Optical Technology Group Co. Ltd.	815,577	4,477,498
Sunresin New Materials Co. Ltd., Class A	58,800	391,329
Sunwoda Electronic Co. Ltd., A Shares	174,300	372,201
Suofeiya Home Collection Co. Ltd., A Shares	83,300	200,802
SUPCON Technology Co. Ltd., A Shares	66,386	389,568
Suzhou Dongshan Precision Manufacturing Co. Ltd., A Shares	157,600	340,443
Suzhou Maxwell Technologies Co. Ltd., A Shares	26,060	471,005
Suzhou Nanomicro Technology Co. Ltd., Class A	47,791	127,961
Suzhou Novosense Microelectronics Co. Ltd., Class A *	9,567	119,470
Suzhou TFC Optical Communication Co. Ltd., Class A	54,460	663,595
Taiji Computer Corp. Ltd., A Shares	59,600	175,078
TAL Education Group, ADR *	481,684	5,471,930
Tangshan Jidong Cement Co. Ltd., A Shares	287,800	184,925
TangShan Port Group Co. Ltd., A Shares	602,100	341,314
Tasly Pharmaceutical Group Co. Ltd., Class A	85,100	163,106
TBEA Co. Ltd., A Shares	445,223	913,975
TCL Technology Group Corp., A Shares *	1,952,050	1,149,537
TCL Zhonghuan Renewable Energy Technology Co. Ltd., A Shares	282,900	430,114
Tencent Holdings Ltd.	7,642,184	351,468,080
Tencent Music Entertainment Group, ADR	768,412	11,103,553
Thunder Software Technology Co. Ltd., A Shares	40,400	314,008
Tian Di Science & Technology Co. Ltd., A Shares	299,200	291,463
Tianfeng Securities Co. Ltd., A Shares *	668,600	258,500
Tianjin Chase Sun Pharmaceutical Co. Ltd., A Shares	302,500	150,668
Tianma Microelectronics Co. Ltd., A Shares *	229,000	236,627
Tianqi Lithium Corp., A Shares	150,700	748,114
Tianqi Lithium Corp., H Shares	122,400	460,759
TianShan Material Co. Ltd., A Shares	197,300	160,979
Tianshui Huatian Technology Co. Ltd., A Shares	324,700	365,446
Tingyi Cayman Islands Holding Corp.	2,188,405	2,671,396
Titan Wind Energy Suzhou Co. Ltd., A Shares *	167,900	246,492
Tongcheng Travel Holdings Ltd. *	1,437,001	3,280,543
TongFu Microelectronics Co. Ltd., A Shares *	148,100	468,063
Tonghua Dongbao Pharmaceutical Co. Ltd., A Shares	121,000	152,833
Tongkun Group Co. Ltd., A Shares *	224,000	464,769
Tongling Nonferrous Metals Group Co. Ltd., A Shares	911,300	496,529
Tongwei Co. Ltd., A Shares	383,500	1,214,144
Topchoice Medical Corp., A Shares *	30,700	251,118
Topsec Technologies Group, Inc., A Shares *	156,800	119,737
Topsports International Holdings Ltd.	3,697,960	2,410,680
Towngas Smart Energy Co. Ltd.	1,584,242	577,130
TravelSky Technology Ltd., H Shares	1,309,140	1,716,883
Trina Solar Co. Ltd., A Shares	213,856	649,399

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Trip.com Group Ltd. *	655,660	32,819,247
Tsinghua Tongfang Co. Ltd., Class A *	288,600	227,530
Tsingtao Brewery Co. Ltd., A Shares	69,800	745,544
Tsingtao Brewery Co. Ltd., H Shares	716,120	5,057,377
Tuya, Inc., ADR *	334,386	675,460
Unigroup Guoxin Microelectronics Co. Ltd., A Shares *	81,679	622,149
Uni-President China Holdings Ltd.	1,554,523	1,363,102
Unisplendour Corp. Ltd., A Shares *	123,700	374,779
Valiant Co. Ltd., A Shares	84,400	134,823
Vanchip Tianjin Technology Co. Ltd., Class A *	21,658	135,051
Verisilicon Microelectronics Shanghai Co. Ltd., Class A *	22,762	99,811
Vipshop Holdings Ltd., ADR	423,168	6,800,310
Walvax Biotechnology Co. Ltd., A Shares	162,200	298,157
Wanda Film Holding Co. Ltd., A Shares *	244,400	441,524
Wangfujing Group Co. Ltd., Class A	82,500	149,609
Wangsu Science & Technology Co. Ltd., A Shares	229,600	261,571
Wanhua Chemical Group Co. Ltd., A Shares	270,100	3,253,635
Want Want China Holdings Ltd.	5,227,328	3,147,081
Wanxiang Qianchao Co. Ltd., A Shares *	304,900	213,113
Weibo Corp., ADR	97,042	858,822
Weichai Power Co. Ltd., A Shares	583,400	1,277,099
Weichai Power Co. Ltd., H Shares	2,465,115	4,405,058
Weifu High-Technology Group Co. Ltd., A Shares	187,500	474,687
Weihai Guangwei Composites Co. Ltd., A Shares *	73,120	262,079
Wens Foodstuffs Group Co. Ltd., A Shares	180,320	531,188
Western Mining Co. Ltd., A Shares	218,400	558,625
Western Securities Co. Ltd., A Shares	435,000	405,795
Western Superconducting Technologies Co. Ltd., A Shares	63,280	371,864
Will Semiconductor Co. Ltd. Shanghai, A Shares	103,050	1,333,222
Wingtech Technology Co. Ltd., A Shares *	110,400	463,598
Winning Health Technology Group Co. Ltd., A Shares	212,700	181,446
Wolong Electric Group Co. Ltd., A Shares	121,200	226,960
Wonders Information Co. Ltd., Class A *	115,200	87,970
Wuchan Zhongda Group Co. Ltd., A Shares	338,200	223,359
Wuhan Guide Infrared Co. Ltd., A Shares	367,336	331,049
Wuliangye Yibin Co. Ltd., A Shares	330,800	6,677,035
WUS Printed Circuit Kunshan Co. Ltd., A Shares	179,500	771,796
WuXi AppTec Co. Ltd., A Shares	232,351	1,346,226
WuXi AppTec Co. Ltd., H Shares	402,297	1,750,940
Wuxi Autowell Technology Co. Ltd., Class A	20,787	162,711
Wuxi Biologics Cayman, Inc. *	4,453,974	6,342,203
XCMG Construction Machinery Co. Ltd., A Shares	1,071,600	1,068,953
Xiamen C & D, Inc., A Shares	328,600	434,941
Xiamen Faratronic Co. Ltd., A Shares	22,000	257,324
Xiamen ITG Group Corp. Ltd., A Shares	178,800	198,777
Xiamen Tungsten Co. Ltd., A Shares	120,800	316,296
Xiangcai Co. Ltd., A Shares	336,000	307,432
Xiaomi Corp., B Shares *	18,075,760	40,387,339
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	534,158	642,490
SECURITY	NUMBER OF SHARES	VALUE ($)
Xinjiang Daqo New Energy Co. Ltd., Class A *	72,010	265,234
Xinxing Ductile Iron Pipes Co. Ltd., A Shares	340,400	171,887
Xinyi Solar Holdings Ltd.	5,194,166	3,412,606
XPeng, Inc., A Shares *	1,633,777	6,755,761
Xtep International Holdings Ltd.	1,477,944	1,023,916
Xuji Electric Co. Ltd., A Shares	91,400	373,123
Yadea Group Holdings Ltd.	1,315,715	2,098,861
Yangling Metron New Material, Inc., A Shares	51,500	162,196
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., A Shares	109,200	379,979
Yangzhou Yangjie Electronic Technology Co. Ltd., A Shares	49,900	249,021
Yangzijiang Financial Holding Ltd.	3,233,468	777,448
Yangzijiang Shipbuilding Holdings Ltd.	3,229,594	5,447,566
Yankuang Energy Group Co. Ltd., A Shares	160,200	555,237
Yankuang Energy Group Co. Ltd., H Shares	2,699,586	6,735,723
Yanlord Land Group Ltd. *	919,335	312,861
Yantai Changyu Pioneer Wine Co. Ltd., A Shares	83	275
Yantai Eddie Precision Machinery Co. Ltd., A Shares	86,520	189,636
Yantai Jereh Oilfield Services Group Co. Ltd., A Shares	102,500	492,618
Yealink Network Technology Corp. Ltd., A Shares	104,930	535,482
Yifan Pharmaceutical Co. Ltd., A Shares *	124,700	229,224
Yifeng Pharmacy Chain Co. Ltd., A Shares	95,564	592,480
Yihai International Holding Ltd.	637,377	1,179,702
Yihai Kerry Arawana Holdings Co. Ltd., A Shares	187,900	777,665
Yintai Gold Co. Ltd., A Shares	275,600	733,750
Yixintang Pharmaceutical Group Co. Ltd., A Shares	57,800	165,019
Yonghui Superstores Co. Ltd., A Shares *	367,300	132,912
YongXing Special Materials Technology Co. Ltd., A Shares	41,860	247,718
Yonyou Network Technology Co. Ltd., A Shares *	337,540	522,475
Youngor Fashion Co. Ltd., A Shares	472,400	516,732
Youngy Co. Ltd., A Shares	27,400	129,272
YTO Express Group Co. Ltd., A Shares	271,800	606,206
Yuan Longping High-tech Agriculture Co. Ltd., A Shares *	116,200	179,066
Yuexiu Property Co. Ltd.	2,147,513	1,556,417
Yum China Holdings, Inc.	484,384	16,766,626
Yunda Holding Co. Ltd., A Shares	137,400	167,876
Yuneng Technology Co. Ltd., Shares A	9,288	91,117
Yunnan Aluminium Co. Ltd., A Shares	339,400	674,789
Yunnan Baiyao Group Co. Ltd., A Shares	155,540	1,131,675
Yunnan Botanee Bio-Technology Group Co. Ltd., A Shares *	18,000	132,252
Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	252,800	200,001
Yunnan Copper Co. Ltd., A Shares	232,000	434,444
Yunnan Energy New Material Co. Ltd., A Shares	76,600	417,045
Yunnan Tin Co. Ltd., A Shares	179,200	414,224
Yunnan Yuntianhua Co. Ltd., A Shares	195,400	557,329
Yutong Bus Co. Ltd., A Shares	186,800	625,841
Zai Lab Ltd. *(a)	1,256,830	2,351,933
Zangge Mining Co. Ltd., A Shares	112,300	403,127

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., A Shares	51,800	1,617,870
Zhaojin Mining Industry Co. Ltd., H Shares	1,934,862	3,403,108
Zhefu Holding Group Co. Ltd., A Shares	536,900	233,436
Zhejiang Century Huatong Group Co. Ltd., A Shares *	624,000	344,284
Zhejiang China Commodities City Group Co. Ltd., A Shares *	540,100	585,583
Zhejiang Chint Electrics Co. Ltd., A Shares	130,800	384,592
Zhejiang Crystal-Optech Co. Ltd., A Shares	132,400	273,254
Zhejiang Dahua Technology Co. Ltd., A Shares	290,600	655,334
Zhejiang Daily Digital Culture Group Co. Ltd., Class A	76,200	98,973
Zhejiang Dingli Machinery Co. Ltd., A Shares	34,600	302,538
Zhejiang Expressway Co. Ltd., H Shares	2,056,181	1,343,042
Zhejiang Hailiang Co. Ltd., A Shares	123,600	146,083
Zhejiang HangKe Technology, Inc. Co., A Shares	44,364	124,034
Zhejiang Hisoar Pharmaceutical Co. Ltd., A Shares *	341,900	286,487
Zhejiang Huace Film & Television Co. Ltd., A Shares	223,900	219,034
Zhejiang Huahai Pharmaceutical Co. Ltd., A Shares	140,250	334,611
Zhejiang Huayou Cobalt Co. Ltd., A Shares	159,860	633,462
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A Shares	127,800	564,272
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., A Shares	74,200	154,057
Zhejiang Juhua Co. Ltd., A Shares	268,700	879,159
Zhejiang Leapmotor Technology Co. Ltd. *(a)	772,111	2,812,755
Zhejiang Longsheng Group Co. Ltd., A Shares	410,700	499,534
Zhejiang NHU Co. Ltd., A Shares	285,468	745,097
Zhejiang Sanhua Intelligent Controls Co. Ltd., A Shares	215,220	681,673
Zhejiang Shuanghuan Driveline Co. Ltd., Class A *	58,100	182,503
Zhejiang Supor Co. Ltd., A Shares	46,200	337,349
Zhejiang Wanfeng Auto Wheel Co. Ltd., A Shares	238,600	492,108
Zhejiang Weixing New Building Materials Co. Ltd., A Shares	155,300	363,680
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., A Shares	54,100	176,117
Zhejiang Zheneng Electric Power Co. Ltd., Class A *	793,300	731,308
Zhengzhou Coal Mining Machinery Group Co. Ltd., A Shares	162,400	363,995
Zheshang Securities Co. Ltd., A Shares	114,500	172,822
ZhongAn Online P&C Insurance Co. Ltd., H Shares *(a)	943,957	1,604,764
Zhongji Innolight Co. Ltd., A Shares	57,900	1,252,889
Zhongjin Gold Corp. Ltd., Class A	464,900	922,386
Zhongshan Public Utilities Group Co. Ltd., A Shares	410,700	428,899
Zhongsheng Group Holdings Ltd.	880,986	1,592,303
Zhongtai Securities Co. Ltd., A Shares	240,800	207,405
Zhuhai Huafa Properties Co. Ltd., A Shares *	209,400	206,002
SECURITY	NUMBER OF SHARES	VALUE ($)
Zhuzhou CRRC Times Electric Co. Ltd., A Shares	51,276	338,715
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	708,198	2,765,497
Zhuzhou Hongda Electronics Corp. Ltd., A Shares	41,900	141,013
Zhuzhou Kibing Group Co. Ltd., A Shares	203,000	211,157
Zijin Mining Group Co. Ltd., A Shares	1,792,900	4,294,800
Zijin Mining Group Co. Ltd., H Shares	7,175,358	15,170,026
ZJLD Group, Inc. *(a)	515,400	685,149
Zoomlion Heavy Industry Science & Technology Co. Ltd., A Shares	497,600	549,774
Zoomlion Heavy Industry Science & Technology Co. Ltd., H Shares	2,362,935	1,688,382
ZTE Corp., A Shares *	362,200	1,343,558
ZTE Corp., H Shares *	926,430	1,901,802
		2,576,873,965

Colombia 0.1%
Bancolombia SA, ADR	15,566	551,971
Ecopetrol SA	896,302	546,399
Ecopetrol SA, ADR (a)	236,783	2,912,431
Interconexion Electrica SA ESP	593,490	2,934,263
		6,945,064

Czech Republic 0.2%
CEZ AS	199,278	8,305,311
Colt CZ Group SE	14,149	415,921
Komercni Banka AS	102,804	3,514,381
Moneta Money Bank AS	514,151	2,250,139
		14,485,752

Egypt 0.0%
Commercial International Bank - Egypt (CIB), GDR	3,024,829	4,809,478

Greece 0.6%
Aegean Airlines SA	36,254	465,597
Alpha Services & Holdings SA *	2,665,883	4,488,720
Athens International Airport SA	18,139	162,653
Athens Water Supply & Sewage Co. SA	55,197	353,539
Autohellas Tourist & Trading SA	29,454	379,866
Cenergy Holdings SA	43,085	420,957
Ellaktor SA *	130,845	360,085
Eurobank Ergasias Services & Holdings SA, A Shares *	3,286,202	7,177,809
FF Group *(b)	50,437	0
GEK TERNA SA	75,622	1,375,916
Hellenic Telecommunications Organization SA	207,973	3,034,421
Helleniq Energy Holdings SA	113,050	1,025,384
Holding Co. ADMIE IPTO SA	184,657	442,022
Intrakat Technical & Energy Projects SA *	40,198	226,922
Jumbo SA	137,666	3,945,484
LAMDA Development SA *	123,255	892,483
Motor Oil Hellas Corinth Refineries SA	82,018	2,320,349
Mytilineos SA	129,767	5,158,842
National Bank of Greece SA *	936,951	8,116,885
OPAP SA	247,557	3,937,155
Piraeus Financial Holdings SA *	1,327,159	5,198,274
Piraeus Port Authority SA	7,169	196,123
Public Power Corp. SA *	262,129	3,192,843
Quest Holdings SA	39,953	231,612
Sarantis SA	44,585	531,448

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Terna Energy SA	78,372	1,549,318
Titan Cement International SA	43,086	1,417,256
Viohalco SA	59,244	410,975
		57,012,938

Hong Kong 0.0%
China Huishan Dairy Holdings Co. Ltd. *(b)	3,872,695	0

Hungary 0.3%
Magyar Telekom Telecommunications PLC	646,180	1,766,097
MOL Hungarian Oil & Gas PLC	588,271	4,568,054
OTP Bank Nyrt	292,079	14,071,712
Richter Gedeon Nyrt	194,822	4,934,339
		25,340,202

Iceland 0.1%
Alvotech SA *	96,735	1,327,742
Arion Banki Hf.	1,966,782	1,904,700
Eimskipafelag Islands Hf.	169,064	401,317
Festi Hf.	301,147	423,209
Hagar Hf.	1,501,201	847,148
Hampidjan Hf. *	203,016	181,825
Icelandair Group Hf. *	18,580,971	127,991
Islandsbanki Hf.	1,731,719	1,223,117
Kvika banki Hf. *	7,075,479	788,254
Marel Hf.	690,581	2,463,936
Reitir fasteignafelag Hf.	937,279	539,156
		10,228,395

India 22.3%
3M India Ltd.	3,908	1,563,036
Aarti Industries Ltd.	269,146	1,972,214
ABB India Ltd.	67,295	6,705,979
ACC Ltd.	96,461	2,942,669
Adani Energy Solutions Ltd. *	447,697	6,022,124
Adani Enterprises Ltd.	431,967	17,653,870
Adani Green Energy Ltd. *	519,252	11,871,328
Adani Ports & Special Economic Zone Ltd.	913,170	15,725,062
Adani Power Ltd. *	1,423,834	12,892,268
Adani Total Gas Ltd.	351,261	4,373,548
Adani Wilmar Ltd. *	214,560	914,443
Aditya Birla Capital Ltd. *	575,825	1,544,225
AIA Engineering Ltd.	48,655	2,142,898
Alkem Laboratories Ltd.	59,473	3,427,430
Ambuja Cements Ltd.	910,492	6,916,123
APL Apollo Tubes Ltd.	222,157	4,005,260
Apollo Hospitals Enterprise Ltd.	122,576	8,574,758
Ashok Leyland Ltd.	1,706,827	4,580,371
Asian Paints Ltd.	554,903	19,153,739
Astral Ltd.	149,540	3,756,538
AU Small Finance Bank Ltd.	412,772	3,229,632
Aurobindo Pharma Ltd.	331,779	4,712,885
Avenue Supermarts Ltd. *	185,008	9,535,405
Axis Bank Ltd.	2,808,989	39,108,874
Bajaj Auto Ltd.	85,068	9,258,535
Bajaj Finance Ltd.	306,595	24,601,061
Bajaj Finserv Ltd.	475,665	8,710,802
Bajaj Holdings & Investment Ltd.	35,107	3,345,104
Balkrishna Industries Ltd.	101,306	3,701,734
Bandhan Bank Ltd.	970,968	2,190,374
Bank of Baroda	1,274,498	4,044,680
Bank of India	992,975	1,531,017
SECURITY	NUMBER OF SHARES	VALUE ($)
Bata India Ltd.	89,515	1,464,316
Bayer CropScience Ltd.	18,003	1,084,574
Berger Paints India Ltd.	408,316	2,250,180
Bharat Electronics Ltd.	4,369,338	15,491,628
Bharat Forge Ltd.	314,598	5,859,003
Bharat Heavy Electricals Ltd.	1,583,714	5,671,080
Bharat Petroleum Corp. Ltd.	1,234,823	9,287,292
Bharti Airtel Ltd.	2,861,301	47,056,333
Bharti Airtel Ltd. - Partly Paid Shares	182,979	2,163,074
Biocon Ltd.	585,733	2,170,064
Bosch Ltd.	11,096	4,040,302
Britannia Industries Ltd. *	143,790	8,922,874
Canara Bank	2,200,155	3,110,272
Castrol India Ltd.	655,551	1,531,847
CG Power & Industrial Solutions Ltd.	823,405	6,347,335
Cholamandalam Investment & Finance Co. Ltd.	505,113	7,510,319
Cipla Ltd.	627,745	10,883,658
Coal India Ltd.	2,835,032	16,683,202
Coforge Ltd.	73,390	4,370,627
Colgate-Palmolive India Ltd.	170,666	5,433,240
Container Corp. of India Ltd.	349,698	4,503,022
Coromandel International Ltd.	156,089	2,444,616
Cummins India Ltd.	172,454	7,337,088
Dabur India Ltd.	738,958	4,825,686
Dalmia Bharat Ltd.	102,148	2,173,014
Deepak Nitrite Ltd.	91,589	2,404,408
Divi's Laboratories Ltd.	160,365	8,274,994
Dixon Technologies India Ltd.	45,321	5,101,780
DLF Ltd.	768,888	7,513,288
Dr Lal PathLabs Ltd.	45,230	1,434,773
Dr Reddy's Laboratories Ltd.	148,328	10,292,089
Eicher Motors Ltd.	174,776	9,911,119
Emami Ltd.	288,737	2,163,679
Embassy Office Parks REIT	1,044,425	4,377,585
Exide Industries Ltd.	622,194	3,639,411
Federal Bank Ltd.	2,116,015	4,108,004
FSN E-Commerce Ventures Ltd. *	1,730,004	3,403,168
GAIL India Ltd.	3,288,058	8,047,684
General Insurance Corp. of India	131,775	562,171
GlaxoSmithKline Pharmaceuticals Ltd.	57,236	1,796,047
Glenmark Pharmaceuticals Ltd.	186,104	2,587,068
GMR Airports Infrastructure Ltd. *	3,192,878	3,236,054
Godrej Consumer Products Ltd.	463,211	7,049,614
Godrej Industries Ltd. *	104,980	989,479
Godrej Properties Ltd. *	132,914	4,424,615
Grasim Industries Ltd.	508,504	14,110,516
Gujarat Fluorochemicals Ltd.	52,334	1,904,736
Gujarat Gas Ltd.	264,889	1,749,663
Havells India Ltd.	303,577	6,936,669
HCL Technologies Ltd.	1,310,677	20,791,200
HDFC Asset Management Co. Ltd.	127,703	5,942,606
HDFC Bank Ltd.	6,917,758	126,928,640
HDFC Life Insurance Co. Ltd.	1,220,191	8,037,762
Hero MotoCorp Ltd.	164,500	10,089,393
Hindalco Industries Ltd.	1,706,223	14,090,898
Hindustan Aeronautics Ltd.	227,354	13,547,475
Hindustan Petroleum Corp. Ltd.	763,520	4,915,195
Hindustan Unilever Ltd.	1,083,857	30,242,235
Hindustan Zinc Ltd.	305,805	2,517,807
Honeywell Automation India Ltd.	3,289	2,026,273
ICICI Bank Ltd.	3,012,298	40,456,285
ICICI Lombard General Insurance Co. Ltd.	309,338	5,858,137
ICICI Prudential Life Insurance Co. Ltd.	472,965	3,090,630
IDBI Bank Ltd.	692,938	710,610
IDFC First Bank Ltd. *	4,190,306	3,835,325
Indian Bank	317,724	2,160,125
Indian Hotels Co. Ltd.	1,013,639	6,768,826

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Indian Oil Corp. Ltd.	5,066,769	9,857,805
Indian Railway Catering & Tourism Corp. Ltd.	351,113	4,291,995
Indian Railway Finance Corp. Ltd.	2,200,788	4,687,843
Indraprastha Gas Ltd.	434,569	2,300,885
Indus Towers Ltd. *	1,007,036	4,200,244
Info Edge India Ltd.	98,188	6,701,551
Infosys Ltd.	4,339,943	73,149,328
InterGlobe Aviation Ltd. *	196,003	9,836,517
Ipca Laboratories Ltd.	179,189	2,473,338
ITC Ltd.	3,707,589	18,941,867
Jindal Stainless Ltd.	378,183	3,595,109
Jindal Steel & Power Ltd.	489,888	6,034,154
Jio Financial Services Ltd. *	3,918,627	16,165,796
JSW Energy Ltd.	507,515	3,727,112
JSW Steel Ltd.	1,245,209	13,135,886
Jubilant Foodworks Ltd.	442,254	2,617,350
Kalyan Jewellers India Ltd.	224,582	1,045,137
Kansai Nerolac Paints Ltd.	271,565	877,115
Kotak Mahindra Bank Ltd.	364,812	7,344,206
KPIT Technologies Ltd.	194,924	3,403,004
L&T Finance Ltd.	1,011,443	1,853,335
L&T Technology Services Ltd.	34,453	1,853,591
Larsen & Toubro Ltd.	830,373	36,502,241
Laurus Labs Ltd.	506,571	2,542,527
LIC Housing Finance Ltd.	364,546	2,763,206
Linde India Ltd.	26,685	2,784,364
LTIMindtree Ltd.	114,836	6,468,663
Lupin Ltd.	300,653	5,700,147
Macrotech Developers Ltd.	281,823	4,652,356
Mahindra & Mahindra Financial Services Ltd.	744,945	2,388,215
Mahindra & Mahindra Ltd.	1,153,758	34,641,939
Mangalore Refinery & Petrochemicals Ltd.	334,747	814,698
Mankind Pharma Ltd. *	106,267	2,724,109
Marico Ltd.	631,815	4,507,869
Maruti Suzuki India Ltd.	170,444	25,318,733
Max Financial Services Ltd. *	296,170	3,257,750
Max Healthcare Institute Ltd.	808,996	7,286,379
Mazagon Dock Shipbuilders Ltd.	29,996	1,144,212
Metro Brands Ltd.	27,339	371,922
Mphasis Ltd.	105,163	2,877,671
MRF Ltd.	3,462	5,202,316
Muthoot Finance Ltd.	141,909	2,862,024
Nestle India Ltd.	433,265	12,223,319
New India Assurance Co. Ltd.	238,072	652,428
NHPC Ltd.	3,377,454	4,339,601
Nippon Life India Asset Management Ltd.	193,890	1,389,753
NLC India Ltd.	114,002	323,003
NMDC Ltd.	1,454,840	4,534,215
NTPC Ltd.	5,863,953	25,220,170
Oberoi Realty Ltd.	156,042	3,401,672
Oil & Natural Gas Corp. Ltd.	4,785,348	15,154,999
Oil India Ltd.	420,040	3,198,939
One 97 Communications Ltd. *	416,557	1,800,296
Oracle Financial Services Software Ltd.	29,184	2,606,469
Page Industries Ltd.	7,325	3,155,196
Patanjali Foods Ltd.	123,300	2,112,480
PB Fintech Ltd. *	395,715	6,136,406
Persistent Systems Ltd.	126,074	5,151,179
Petronet LNG Ltd.	994,573	3,542,972
Phoenix Mills Ltd.	107,925	4,007,724
PI Industries Ltd.	104,430	4,428,481
Pidilite Industries Ltd.	193,929	6,899,048
Piramal Enterprises Ltd.	153,923	1,465,723
Polycab India Ltd.	59,436	4,800,416
Poonawalla Fincorp Ltd.	269,969	1,452,513
SECURITY	NUMBER OF SHARES	VALUE ($)
Power Finance Corp. Ltd.	1,779,652	10,499,299
Power Grid Corp. of India Ltd.	5,188,584	19,269,641
Prestige Estates Projects Ltd.	116,496	2,229,608
Punjab National Bank	2,717,090	4,213,754
Rail Vikas Nigam Ltd.	693,297	3,170,331
Rajesh Exports Ltd. *	180,680	641,797
RBL Bank Ltd.	531,167	1,563,505
REC Ltd.	1,558,579	10,040,893
Relaxo Footwears Ltd.	92,756	877,041
Reliance Industries Ltd.	4,163,240	142,686,218
Samvardhana Motherson International Ltd.	3,086,338	5,592,448
SBI Cards & Payment Services Ltd.	350,563	2,906,685
SBI Life Insurance Co. Ltd.	524,371	8,709,441
Schaeffler India Ltd.	53,988	2,743,341
Shree Cement Ltd.	16,906	4,998,730
Shriram Finance Ltd.	349,939	9,868,954
Siemens Ltd.	112,493	9,390,606
SJVN Ltd.	802,689	1,343,405
Solar Industries India Ltd.	32,012	3,593,674
Sona Blw Precision Forgings Ltd.	462,389	3,606,769
SRF Ltd.	180,864	4,791,513
Star Health & Allied Insurance Co. Ltd. *	301,053	1,877,631
State Bank of India	2,201,126	21,896,221
Steel Authority of India Ltd.	1,729,909	3,284,851
Sun Pharmaceutical Industries Ltd.	1,342,116	23,471,805
Sun TV Network Ltd.	108,559	853,750
Sundaram Finance Ltd.	77,888	4,000,763
Supreme Industries Ltd.	82,026	5,186,222
Suzlon Energy Ltd. *	14,217,638	8,116,213
Syngene International Ltd.	171,961	1,384,608
Tata Communications Ltd.	138,674	2,954,358
Tata Consultancy Services Ltd.	1,282,155	56,387,402
Tata Consumer Products Ltd.	755,605	9,597,678
Tata Elxsi Ltd.	44,093	3,668,296
Tata Motors Ltd.	2,259,399	24,983,755
Tata Motors Ltd., A Shares, DVR	493,556	3,656,824
Tata Power Co. Ltd.	2,062,707	10,792,785
Tata Steel Ltd.	10,310,060	20,651,925
Tata Teleservices Maharashtra Ltd. *	694,905	621,051
Tech Mahindra Ltd.	756,254	11,129,823
Thermax Ltd.	42,477	2,750,328
Titan Co. Ltd.	518,427	20,134,939
Torrent Pharmaceuticals Ltd.	128,957	4,165,201
Torrent Power Ltd.	286,041	5,146,399
Trent Ltd.	230,775	12,604,793
Tube Investments of India Ltd.	124,711	5,344,026
TVS Motor Co. Ltd.	295,198	7,706,968
UltraTech Cement Ltd.	141,900	16,856,216
Union Bank of India Ltd.	1,799,925	3,453,381
United Breweries Ltd.	91,408	2,037,294
United Spirits Ltd.	364,799	5,066,990
UNO Minda Ltd.	221,554	2,256,781
UPL Ltd.	640,228	3,902,517
Varun Beverages Ltd.	581,344	9,937,094
Vedant Fashions Ltd.	70,850	885,506
Vedanta Ltd.	1,625,376	8,762,528
Vodafone Idea Ltd. *	9,911,076	1,810,730
Voltas Ltd.	288,032	4,691,880
Whirlpool of India Ltd.	69,738	1,251,664
Wipro Ltd.	1,760,736	9,243,356
Yes Bank Ltd. *	28,416,669	7,830,042
Zee Entertainment Enterprises Ltd. *	988,783	1,763,838
Zomato Ltd. *	8,337,288	17,893,887
Zydus Lifesciences Ltd.	316,183	3,788,495
		1,948,790,646

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Indonesia 1.8%
Adaro Energy Indonesia Tbk. PT	13,506,752	2,302,382
Amman Mineral Internasional PT *	7,431,200	5,521,953
Astra Agro Lestari Tbk. PT	560,902	202,788
Astra International Tbk. PT	24,164,841	6,379,518
Avia Avian Tbk. PT	23,565,615	775,853
Bank Central Asia Tbk. PT	68,238,584	38,843,502
Bank Mandiri Persero Tbk. PT	54,679,630	19,852,912
Bank Negara Indonesia Persero Tbk. PT	18,278,010	4,949,123
Bank Rakyat Indonesia Persero Tbk. PT	86,669,153	23,147,331
Bank Syariah Indonesia Tbk. PT	4,940,855	668,916
Barito Pacific Tbk. PT	32,461,374	2,127,469
Bukit Asam Tbk. PT	5,702,740	873,835
Bumi Serpong Damai Tbk. PT *	11,362,178	660,754
Charoen Pokphand Indonesia Tbk. PT	9,163,432	2,932,298
Dayamitra Telekomunikasi PT *	27,941,030	1,048,863
Elang Mahkota Teknologi Tbk. PT	37,910,175	989,164
GoTo Gojek Tokopedia Tbk. PT *	1,137,164,114	4,548,656
Gudang Garam Tbk. PT	611,245	703,402
Hanjaya Mandala Sampoerna Tbk. PT	11,399,308	515,599
Indah Kiat Pulp & Paper Tbk. PT *	3,362,437	1,882,965
Indocement Tunggal Prakarsa Tbk. PT	1,937,981	772,211
Indofood CBP Sukses Makmur Tbk. PT	2,787,708	1,672,625
Indofood Sukses Makmur Tbk. PT	5,188,104	1,875,699
Indosat Tbk. PT *	1,867,379	1,172,139
Jasa Marga Persero Tbk. PT	2,829,242	832,232
Kalbe Farma Tbk. PT	23,860,602	2,187,834
Mayora Indah Tbk. PT	4,427,275	618,456
Merdeka Copper Gold Tbk. PT *	15,623,970	2,595,983
Perusahaan Gas Negara Tbk. PT	13,824,853	1,344,201
Petrindo Jaya Kreasi Tbk. PT *	1,813,800	837,138
Sarana Menara Nusantara Tbk. PT	25,370,706	1,077,279
Semen Indonesia Persero Tbk. PT	4,446,512	954,974
Smartfren Telecom Tbk. PT *	175,435,136	485,820
Sumber Alfaria Trijaya Tbk. PT	23,824,808	3,885,276
Telkom Indonesia Persero Tbk. PT	55,728,403	9,945,377
Tower Bersama Infrastructure Tbk. PT	5,831,768	635,214
Trimegah Bangun Persada Tbk. PT	4,589,300	283,831
Unilever Indonesia Tbk. PT	7,546,129	1,448,857
United Tractors Tbk. PT	1,766,718	2,400,018
Vale Indonesia Tbk. PT *	2,620,497	801,469
XL Axiata Tbk. PT	5,121,967	728,107
		155,482,023

Kuwait 0.8%
Agility Public Warehousing Co. KSC	1,924,170	1,836,722
Boubyan Bank KSCP	1,696,563	3,200,228
Burgan Bank SAK	1,441,872	878,417
Gulf Bank KSCP	2,743,184	2,269,975
Kuwait Finance House KSCP	12,586,619	29,933,969
Mabanee Co. KPSC	904,155	2,444,856
Mobile Telecommunications Co. KSCP	2,846,656	4,154,754
National Bank of Kuwait SAKP	9,899,617	27,639,589
		72,358,510

Malaysia 1.8%
Alliance Bank Malaysia Bhd.	1,535,680	1,262,605
AMMB Holdings Bhd.	3,080,872	2,781,752
Axiata Group Bhd.	5,764,277	3,428,930
CELCOMDIGI Bhd.	5,233,214	4,235,935
CIMB Group Holdings Bhd.	9,610,052	13,964,894
Dialog Group Bhd.	5,497,700	2,791,481
Fraser & Neave Holdings Bhd.	203,600	1,410,969
Gamuda Bhd.	3,118,630	4,021,688
Genting Bhd.	2,540,800	2,569,409
Genting Malaysia Bhd.	3,321,020	1,869,705
SECURITY	NUMBER OF SHARES	VALUE ($)
Hartalega Holdings Bhd. *	1,997,700	1,332,649
Hong Leong Bank Bhd.	843,307	3,450,625
Hong Leong Financial Group Bhd.	335,400	1,212,770
IHH Healthcare Bhd.	3,503,400	4,607,191
IJM Corp. Bhd.	4,778,136	2,791,560
IOI Corp. Bhd.	3,283,492	2,664,742
Kuala Lumpur Kepong Bhd.	665,961	2,951,338
Malayan Banking Bhd.	9,127,118	19,254,787
Malaysia Airports Holdings Bhd.	1,419,384	2,997,382
Maxis Bhd.	3,527,424	2,720,321
MISC Bhd.	2,299,800	4,074,853
MR DIY Group M Bhd.	4,097,700	1,575,704
Nestle Malaysia Bhd.	80,171	2,173,321
Petronas Chemicals Group Bhd.	3,691,100	5,261,798
Petronas Dagangan Bhd.	354,300	1,490,363
Petronas Gas Bhd.	1,116,036	4,329,470
PPB Group Bhd.	865,877	2,715,178
Press Metal Aluminium Holdings Bhd.	4,432,164	5,273,023
Public Bank Bhd.	18,035,470	15,709,672
QL Resources Bhd.	1,466,650	1,963,011
RHB Bank Bhd.	2,394,239	2,792,516
Sime Darby Bhd.	4,713,100	2,783,603
Sime Darby Plantation Bhd.	4,780,908	4,316,732
Telekom Malaysia Bhd.	1,528,334	2,016,349
Tenaga Nasional Bhd.	4,593,274	12,724,940
Top Glove Corp. Bhd. *	6,982,400	1,557,578
YTL Corp. Bhd.	5,753,436	4,388,110
YTL Power International Bhd.	3,616,700	3,772,678
		161,239,632

Mexico 3.0%
Alfa SAB de CV, A Shares	4,592,226	3,177,545
Alpek SAB de CV *	530,048	455,033
Alsea SAB de CV	597,464	2,365,542
America Movil SAB de CV, Series B	27,848,077	25,670,494
Arca Continental SAB de CV	549,734	5,578,736
Banco del Bajio SA	878,589	3,020,592
Becle SAB de CV	726,317	1,333,934
Cemex SAB de CV, Series CPO *	18,711,957	14,011,886
Coca-Cola Femsa SAB de CV	669,097	6,211,320
Concentradora Fibra Danhos SA de CV	367,142	454,474
Corp. Inmobiliaria Vesta SAB de CV	986,703	3,414,854
El Puerto de Liverpool SAB de CV, Series C1	264,068	1,983,588
Fibra Uno Administracion SA de CV	3,605,684	5,120,923
Fomento Economico Mexicano SAB de CV	2,254,619	25,719,857
GCC SAB de CV	208,045	2,256,062
Gruma SAB de CV, B Shares	220,524	4,258,279
Grupo Aeroportuario del Centro Norte SAB de CV	343,328	3,486,933
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	483,841	9,057,177
Grupo Aeroportuario del Sureste SAB de CV, B Shares	250,619	8,384,975
Grupo Bimbo SAB de CV, Series A	2,701,349	10,120,455
Grupo Carso SAB de CV, Series A1	577,241	4,436,227
Grupo Comercial Chedraui SA de CV	610,673	4,495,851
Grupo Elektra SAB de CV	77,668	5,007,032
Grupo Financiero Banorte SAB de CV, O Shares	3,557,895	33,666,844
Grupo Financiero Inbursa SAB de CV, O Shares *	2,458,996	6,573,761
Grupo Mexico SAB de CV, Series B	3,868,644	23,792,382
Grupo Televisa SAB, Series CPO	2,998,435	1,953,418
Industrias Penoles SAB de CV *	164,162	2,584,852

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kimberly-Clark de Mexico SAB de CV, A Shares	1,032,408	2,154,596
Megacable Holdings SAB de CV, Series CPO	368,938	1,158,292
Ollamani SAB *	149,922	390,508
Operadora De Sites Mexicanos SAB de CV	1,704,832	1,766,463
Orbia Advance Corp. SAB de CV	1,196,666	1,940,938
Prologis Property Mexico SA de CV	856,255	3,466,995
Promotora y Operadora de Infraestructura SAB de CV	291,254	3,181,276
Qualitas Controladora SAB de CV	213,822	2,741,877
Regional SAB de CV	301,491	2,604,489
Wal-Mart de Mexico SAB de CV	6,378,052	23,857,621
		261,856,081

Philippines 0.7%
ACEN Corp.	11,648,382	955,438
Ayala Corp.	377,698	3,840,231
Ayala Land, Inc.	9,093,474	4,079,010
Bank of the Philippine Islands	2,553,122	5,244,109
BDO Unibank, Inc.	2,909,335	6,462,979
Bloomberry Resorts Corp. *	4,449,213	805,907
Converge Information & Communications Technology Solutions, Inc. *	3,128,687	575,268
DMCI Holdings, Inc.	5,528,767	1,124,271
Globe Telecom, Inc.	41,314	1,390,782
GT Capital Holdings, Inc.	127,412	1,310,698
International Container Terminal Services, Inc.	1,348,856	7,873,705
JG Summit Holdings, Inc.	3,839,748	2,034,043
Jollibee Foods Corp.	535,567	1,980,463
LT Group, Inc.	4,191,280	750,591
Manila Electric Co.	351,035	2,202,667
Megaworld Corp.	14,547,716	447,469
Metropolitan Bank & Trust Co.	2,080,540	2,206,041
Monde Nissin Corp.	9,475,593	1,813,511
PLDT, Inc.	108,856	2,753,023
Puregold Price Club, Inc.	777,989	335,019
San Miguel Corp.	488,318	857,811
Semirara Mining & Power Corp.	1,632,548	945,717
SM Prime Holdings, Inc.	13,879,588	6,391,915
Universal Robina Corp.	874,704	1,599,339
		57,980,007

Qatar 0.9%
Barwa Real Estate Co.	2,607,018	2,019,168
Commercial Bank PSQC	4,388,604	4,676,678
Dukhan Bank	2,230,060	2,170,036
Ezdan Holding Group QSC *	2,071,035	447,084
Industries Qatar QSC	1,855,719	5,886,722
Masraf Al Rayan QSC	7,690,933	4,864,658
Mesaieed Petrochemical Holding Co.	7,090,630	3,349,597
Ooredoo QPSC	1,111,921	2,878,290
Qatar Aluminum Manufacturing Co.	2,705,820	1,003,257
Qatar Electricity & Water Co. QSC	654,837	2,685,173
Qatar Fuel QSC	773,309	2,856,634
Qatar Gas Transport Co. Ltd.	3,656,732	3,979,119
Qatar International Islamic Bank QSC	1,568,156	4,319,859
Qatar Islamic Bank SAQ	2,223,141	10,502,067
Qatar National Bank QPSC	5,478,247	20,312,094
Qatar Navigation QSC	1,191,441	3,534,074
Vodafone Qatar QSC	1,935,053	891,262
		76,375,772

SECURITY	NUMBER OF SHARES	VALUE ($)
Russia 0.0%
Gazprom PJSC *(b)(c)	127,160	0
Sberbank of Russia PJSC *(b)(c)	107,550	0
		0

Saudi Arabia 4.3%
Abdullah Al Othaim Markets Co.	580,958	1,741,000
ACWA Power Co.	264,106	28,335,045
Advanced Petrochemical Co. *	150,701	1,611,195
Al Rajhi Bank	2,413,486	48,968,535
Aldrees Petroleum & Transport Services Co.	53,893	1,600,683
Alinma Bank	1,543,741	12,594,576
Almarai Co. JSC	302,739	4,221,412
Arab National Bank	1,100,514	5,780,288
Arabian Centres Co.	209,986	1,152,188
Arabian Contracting Services Co.	18,463	994,355
Arabian Drilling Co.	34,417	1,236,946
Arabian Internet & Communications Services Co.	30,613	2,154,753
Astra Industrial Group *	36,181	1,475,909
Bank AlBilad	776,592	6,718,855
Bank Al-Jazira *	610,020	2,439,625
Banque Saudi Fransi	747,716	6,678,350
BinDawood Holding Co.	404,090	826,344
Bupa Arabia for Cooperative Insurance Co.	93,829	5,778,788
Catrion Catering Holding Co.	53,103	1,571,555
Co. for Cooperative Insurance	93,485	3,275,103
Dallah Healthcare Co.	49,292	2,168,443
Dar Al Arkan Real Estate Development Co. *	665,329	2,118,012
Dr Sulaiman Al Habib Medical Services Group Co.	103,785	7,421,318
Elm Co.	32,223	6,845,465
Emaar Economic City *	493,743	883,306
Etihad Etisalat Co.	468,943	5,845,065
Jarir Marketing Co.	719,976	2,441,703
Leejam Sports Co. JSC	27,839	1,462,203
Mobile Telecommunications Co. Saudi Arabia	522,443	1,574,001
Mouwasat Medical Services Co.	118,804	3,389,241
Nahdi Medical Co.	53,923	1,883,359
National Industrialization Co., Class C *	376,170	1,179,449
Power & Water Utility Co. for Jubail & Yanbu	90,050	1,409,320
Qassim Cement Co.	57,665	887,107
Rabigh Refining & Petrochemical Co. *	585,497	1,067,747
Riyad Bank	1,832,114	11,918,730
Riyadh Cables Group Co.	65,550	1,677,767
SABIC Agri-Nutrients Co.	294,429	8,320,973
Sahara International Petrochemical Co.	430,228	3,423,976
Saudi Arabian Mining Co. *	1,493,530	18,396,855
Saudi Arabian Oil Co.	3,865,387	29,886,747
Saudi Aramco Base Oil Co.	54,960	1,907,855
Saudi Awwal Bank	1,205,322	12,308,058
Saudi Basic Industries Corp.	1,110,241	22,496,685
Saudi Cement Co.	100,833	1,205,738
Saudi Electricity Co.	962,466	4,290,514
Saudi Industrial Investment Group	449,540	2,567,293
Saudi Investment Bank	815,986	2,719,446
Saudi Kayan Petrochemical Co. *	923,925	1,963,282
Saudi National Bank	3,602,122	32,509,086
Saudi Research & Media Group *	46,064	2,507,870
Saudi Tadawul Group Holding Co.	60,066	3,769,839
Saudi Telecom Co.	2,205,590	21,169,712

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Saudia Dairy & Foodstuff Co.	20,924	1,880,019
Savola Group *	337,493	3,882,695
Seera Group Holding *	201,281	1,284,738
Southern Province Cement Co.	104,356	1,043,365
United Electronics Co.	46,936	1,113,740
Yamama Cement Co.	130,437	1,119,810
Yanbu National Petrochemical Co.	329,359	3,178,819
		376,274,856

South Africa 3.0%
Absa Group Ltd.	969,829	7,683,941
African Rainbow Minerals Ltd.	142,756	1,712,390
Anglo American Platinum Ltd. (a)	70,414	2,283,429
Anglogold Ashanti PLC	521,615	12,395,196
Aspen Pharmacare Holdings Ltd.	468,529	5,782,361
Bid Corp. Ltd.	409,541	9,045,467
Bidvest Group Ltd.	405,439	5,289,280
Capitec Bank Holdings Ltd.	104,696	11,843,952
Clicks Group Ltd.	306,704	4,817,994
Discovery Ltd.	661,512	3,854,003
Exxaro Resources Ltd.	324,853	3,130,425
FirstRand Ltd.	6,115,109	21,111,782
Foschini Group Ltd.	389,716	1,966,433
Gold Fields Ltd.	1,093,606	17,000,484
Growthpoint Properties Ltd.	3,978,286	2,322,208
Harmony Gold Mining Co. Ltd.	682,451	6,195,071
Impala Platinum Holdings Ltd.	989,780	5,057,853
Investec Ltd.	364,609	2,382,764
Kumba Iron Ore Ltd.	70,831	1,844,409
Mr Price Group Ltd.	319,961	3,016,496
MTN Group Ltd.	2,221,185	9,681,075
MultiChoice Group *	416,014	2,486,914
Naspers Ltd., N Shares	224,209	44,399,158
Nedbank Group Ltd.	543,391	6,594,289
NEPI Rockcastle NV	742,868	5,122,248
Northam Platinum Holdings Ltd.	467,568	3,221,507
Old Mutual Ltd.	5,726,531	3,233,197
OUTsurance Group Ltd.	1,111,996	2,365,446
Pepkor Holdings Ltd.	2,764,082	2,492,849
Reinet Investments SCA	176,641	4,441,568
Remgro Ltd.	605,675	3,882,883
Sanlam Ltd.	2,112,797	7,949,571
Santam Ltd.	56,660	898,826
Sasol Ltd.	694,495	4,577,710
Shoprite Holdings Ltd.	581,696	7,714,443
Sibanye Stillwater Ltd.	3,466,213	4,346,689
Standard Bank Group Ltd.	1,639,480	15,602,816
Tiger Brands Ltd.	199,150	2,062,634
Vodacom Group Ltd. (a)	780,709	3,833,570
Woolworths Holdings Ltd.	1,146,161	3,314,751
		266,958,082

Taiwan 19.2%
Accton Technology Corp.	660,000	10,268,568
Acer, Inc.	3,485,086	5,691,210
Advanced Energy Solution Holding Co. Ltd.	31,000	616,287
Advantech Co. Ltd.	575,911	6,275,748
Airtac International Group	172,920	5,444,786
Alchip Technologies Ltd.	89,000	7,885,102
ASE Technology Holding Co. Ltd.	4,321,120	20,942,639
Asia Cement Corp.	2,931,061	3,759,511
Asia Vital Components Co. Ltd.	348,000	8,261,159
ASMedia Technology, Inc.	48,445	2,990,986
ASPEED Technology, Inc.	37,800	4,253,288
Asustek Computer, Inc.	867,621	13,739,877
AUO Corp.	8,681,224	4,770,198
SECURITY	NUMBER OF SHARES	VALUE ($)
Capital Securities Corp.	2,783,644	2,023,672
Catcher Technology Co. Ltd.	765,224	5,303,229
Cathay Financial Holding Co. Ltd.	11,299,905	19,604,083
Chailease Holding Co. Ltd.	1,691,879	7,938,680
Chang Hwa Commercial Bank Ltd.	9,110,022	5,118,306
Cheng Shin Rubber Industry Co. Ltd.	2,319,277	4,353,030
Chicony Electronics Co. Ltd.	775,984	4,467,525
China Airlines Ltd.	3,504,872	2,423,570
China Development Financial Holding Corp. *	19,490,308	8,483,464
China Motor Corp.	314,600	1,281,941
China Steel Corp.	14,856,956	10,892,533
Chunghwa Telecom Co. Ltd.	4,769,310	18,845,208
Compal Electronics, Inc.	5,009,535	5,729,557
CTBC Financial Holding Co. Ltd.	22,652,792	24,754,857
Delta Electronics, Inc.	2,646,148	26,548,068
E Ink Holdings, Inc.	968,000	6,559,116
E.Sun Financial Holding Co. Ltd.	18,602,674	16,423,920
Eclat Textile Co. Ltd.	227,510	3,406,259
Elite Material Co. Ltd.	393,000	4,955,871
eMemory Technology, Inc.	86,000	5,840,588
Ennostar, Inc. *	998,914	1,409,223
Eternal Materials Co. Ltd.	1,308,352	1,256,089
Eva Airways Corp.	3,360,374	3,713,694
Evergreen Marine Corp. Taiwan Ltd.	1,274,088	8,279,173
Far Eastern International Bank	3,055,873	1,485,769
Far Eastern New Century Corp.	3,335,799	3,480,583
Far EasTone Telecommunications Co. Ltd.	2,058,509	5,306,091
Feng TAY Enterprise Co. Ltd.	629,694	3,003,264
First Financial Holding Co. Ltd.	13,492,454	11,454,050
Formosa Chemicals & Fibre Corp.	4,108,008	6,708,453
Formosa Petrochemical Corp.	1,836,660	3,821,414
Formosa Plastics Corp.	4,490,560	9,052,095
Formosa Sumco Technology Corp.	66,000	345,342
Formosa Taffeta Co. Ltd.	1,394,132	989,845
Foxconn Technology Co. Ltd.	1,449,355	3,270,601
Fubon Financial Holding Co. Ltd.	9,508,712	21,545,331
Genius Electronic Optical Co. Ltd.	109,000	1,783,355
Giant Manufacturing Co. Ltd.	382,096	2,565,471
Gigabyte Technology Co. Ltd.	615,000	6,037,229
Global Unichip Corp.	109,000	4,895,814
Globalwafers Co. Ltd.	263,451	4,285,938
Hiwin Technologies Corp.	379,445	2,606,239
Hon Hai Precision Industry Co. Ltd.	14,835,092	78,768,779
Hotai Motor Co. Ltd.	403,600	7,649,886
HTC Corp. *	847,778	1,141,048
Hua Nan Financial Holdings Co. Ltd., Class C	12,739,415	9,831,616
Innolux Corp.	10,066,661	4,335,060
Inventec Corp.	3,202,043	5,288,303
Largan Precision Co. Ltd.	125,456	8,810,656
Lite-On Technology Corp., ADR	2,633,866	8,740,526
MediaTek, Inc.	1,838,713	70,099,727
Mega Financial Holding Co. Ltd.	14,369,270	17,321,726
Micro-Star International Co. Ltd.	834,095	4,930,826
momo.com, Inc.	87,188	1,181,562
Nan Ya Plastics Corp.	6,425,816	10,552,985
Nan Ya Printed Circuit Board Corp.	258,000	1,557,048
Nanya Technology Corp.	1,254,000	2,496,851
Nien Made Enterprise Co. Ltd.	184,752	2,001,851
Novatek Microelectronics Corp.	706,608	12,935,066
Oneness Biotech Co. Ltd.	432,478	2,009,259
Parade Technologies Ltd.	88,100	2,091,403
Pegatron Corp.	2,517,657	8,238,305
PharmaEssentia Corp. *	297,000	3,823,208
Pou Chen Corp.	2,767,792	3,199,784
Powerchip Semiconductor Manufacturing Corp. *	3,680,000	2,828,672

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Powertech Technology, Inc.	857,000	4,709,082
President Chain Store Corp.	709,400	5,912,762
Quanta Computer, Inc.	3,279,057	27,735,433
Realtek Semiconductor Corp.	589,336	9,878,664
Ruentex Development Co. Ltd.	2,066,350	2,844,947
Shanghai Commercial & Savings Bank Ltd.	4,618,151	6,564,977
Shin Kong Financial Holding Co. Ltd. *	15,712,672	4,583,712
Silergy Corp.	411,000	5,988,516
Sino-American Silicon Products, Inc.	683,000	4,396,046
SinoPac Financial Holdings Co. Ltd.	14,592,325	10,383,191
Synnex Technology International Corp.	1,690,956	4,405,652
Taishin Financial Holding Co. Ltd.	14,955,726	8,494,948
Taiwan Business Bank	7,277,954	3,796,920
Taiwan Cement Corp.	7,924,872	8,073,124
Taiwan Cooperative Financial Holding Co. Ltd.	13,231,408	10,435,960
Taiwan Fertilizer Co. Ltd.	816,508	1,608,113
Taiwan Glass Industry Corp. *	1,631,311	914,006
Taiwan High Speed Rail Corp.	2,652,000	2,456,010
Taiwan Mobile Co. Ltd.	2,203,524	7,176,384
Taiwan Secom Co. Ltd.	387,000	1,475,412
Taiwan Semiconductor Manufacturing Co. Ltd.	29,735,500	753,622,446
Tatung Co. Ltd. *	2,778,000	4,648,009
Teco Electric & Machinery Co. Ltd.	1,515,000	2,628,357
Transcend Information, Inc.	446,000	1,617,738
U-Ming Marine Transport Corp.	572,000	1,038,266
Unimicron Technology Corp.	1,593,348	8,976,539
Uni-President Enterprises Corp.	5,887,676	14,540,164
United Microelectronics Corp.	14,481,850	24,587,941
Vanguard International Semiconductor Corp.	1,099,000	3,647,049
Voltronic Power Technology Corp.	85,000	4,447,583
Walsin Lihwa Corp.	3,276,814	3,737,676
Walsin Technology Corp.	380,000	1,343,150
Wan Hai Lines Ltd.	1,157,910	2,848,843
Win Semiconductors Corp.	500,000	2,184,046
Winbond Electronics Corp.	3,943,879	3,043,680
Wistron Corp.	3,512,080	12,142,772
Wiwynn Corp.	109,000	8,311,107
WPG Holdings Ltd.	1,686,000	4,486,423
Yageo Corp.	476,167	9,730,893
Yang Ming Marine Transport Corp.	2,189,000	4,831,558
Yuanta Financial Holding Co. Ltd.	14,790,473	14,450,777
Yulon Motor Co. Ltd.	722,408	1,572,197
Yulon Nissan Motor Co. Ltd.	26,000	112,768
Zhen Ding Technology Holding Ltd.	775,000	2,918,750
		1,680,284,637

Thailand 1.9%
Advanced Info Service PCL NVDR	1,371,700	7,568,771
Airports of Thailand PCL NVDR	5,155,300	9,108,304
Asset World Corp. PCL NVDR	9,539,800	985,356
B Grimm Power PCL NVDR	968,000	655,156
Bangkok Bank PCL NVDR	753,000	2,793,816
Bangkok Dusit Medical Services PCL NVDR	13,448,600	9,869,861
Bangkok Expressway & Metro PCL NVDR	10,526,190	2,246,007
Bangkok Life Assurance PCL NVDR	720,100	401,252
Banpu PCL NVDR	10,648,833	1,563,025
Berli Jucker PCL NVDR	1,388,350	837,765
BTS Group Holdings PCL NVDR	10,338,200	1,348,827
Bumrungrad Hospital PCL NVDR	695,900	4,577,543
Carabao Group PCL NVDR	446,100	851,822
Central Pattana PCL NVDR	3,676,300	5,720,798
SECURITY	NUMBER OF SHARES	VALUE ($)
Central Retail Corp. PCL NVDR	3,522,200	2,920,008
Charoen Pokphand Foods PCL NVDR *	4,651,600	2,882,753
CP ALL PCL NVDR	7,325,100	11,448,580
CP Axtra PCL NVDR	2,098,103	1,639,589
Delta Electronics Thailand PCL NVDR	3,492,310	7,000,757
Digital Telecommunications Infrastructure Fund, Class F	6,154,700	1,296,519
Electricity Generating PCL NVDR	342,600	968,481
Energy Absolute PCL NVDR	2,214,551	1,378,451
Global Power Synergy PCL NVDR	921,368	1,177,067
Gulf Energy Development PCL NVDR	3,813,759	4,198,348
Home Product Center PCL NVDR	7,518,719	1,900,628
Indorama Ventures PCL NVDR	1,846,300	1,159,270
Intouch Holdings PCL NVDR	1,087,709	1,988,269
IRPC PCL NVDR	15,365,800	793,559
Kasikornbank PCL NVDR	2,152,069	7,662,980
Krung Thai Bank PCL NVDR	7,637,200	3,570,531
Krungthai Card PCL NVDR	1,517,400	1,886,954
Land & Houses PCL NVDR	10,915,300	1,958,167
Minor International PCL NVDR	4,863,380	4,064,934
Muangthai Capital PCL NVDR	932,515	1,127,940
Osotspa PCL NVDR	1,808,963	1,121,075
PTT Exploration & Production PCL NVDR	1,683,804	7,048,269
PTT Global Chemical PCL NVDR	2,466,314	2,329,557
PTT Oil & Retail Business PCL NVDR	3,245,000	1,596,480
PTT PCL NVDR	17,799,700	15,845,071
Ratch Group PCL NVDR	1,560,050	1,208,519
SCB X PCL NVDR	2,116,000	6,096,657
SCG Packaging PCL NVDR	1,608,100	1,453,366
Siam Cement PCL NVDR	840,200	5,389,704
Siam City Cement PCL NVDR	106,100	382,122
Srisawad Corp. PCL NVDR	891,550	1,005,690
Thai Life Insurance PCL NVDR	3,350,000	792,199
Thai Oil PCL NVDR	1,387,926	1,952,301
Thai Union Group PCL NVDR	3,016,000	1,221,484
TMBThanachart Bank PCL NVDR	53,775,518	2,470,254
True Corp. PCL NVDR *	13,043,670	3,049,078
		162,513,914

Turkey 1.4%
AG Anadolu Grubu Holding AS	138,024	1,432,338
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS *	1,208,402	547,001
Akbank TAS	3,806,542	7,847,261
Akcansa Cimento AS	77,204	341,566
Aksa Akrilik Kimya Sanayii AS	155,107	570,649
Aksa Enerji Uretim AS *	278,989	403,638
Alarko Holding AS	176,146	656,803
Alfa Solar Enerji Sanayi VE Ticaret AS *	134,752	316,493
Anadolu Anonim Turk Sigorta Sirketi *	225,709	803,770
Anadolu Efes Biracilik Ve Malt Sanayii AS	225,837	1,395,300
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	60,396	185,261
Arcelik AS	229,509	1,289,727
Aselsan Elektronik Sanayi Ve Ticaret AS	1,390,056	2,531,161
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS *	296,634	909,908
Aygaz AS	71,715	416,362
Baticim Bati Anadolu Cimento Sanayii AS *	52,755	222,588
BIM Birlesik Magazalar AS	551,678	8,221,410
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS *	46,388	711,102
Borusan Yatirim ve Pazarlama AS	6,670	505,283
Can2 Termik AS *	568,308	293,953

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Cimsa Cimento Sanayi VE Ticaret AS	505,749	486,447
Coca-Cola Icecek AS	90,886	2,148,752
CW Enerji Muhendislik Ticaret VE Sanayi AS *	25,927	190,050
Dogan Sirketler Grubu Holding AS	1,341,552	590,197
Dogus Otomotiv Servis ve Ticaret AS	80,774	759,860
EGE Endustri VE Ticaret AS	1,579	630,928
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS *	224,752	368,432
Emlak Konut Gayrimenkul Yatirim Ortakligi AS *	2,463,513	676,889
Enerjisa Enerji AS	278,427	522,549
Enka Insaat ve Sanayi AS	2,172,505	2,804,560
Eregli Demir ve Celik Fabrikalari TAS	2,127,225	3,166,145
Europen Endustri Insaat Sanayi VE Ticaret AS *	319,637	146,078
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS *	57,251	211,519
Ford Otomotiv Sanayi AS	82,497	2,799,482
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS *	141,095	264,806
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS *	163,272	304,653
Gubre Fabrikalari TAS *	108,811	514,508
Haci Omer Sabanci Holding AS	1,583,412	4,802,948
Hektas Ticaret TAS *	1,248,519	565,936
Investco Holding AS *	53,891	552,140
Is Gayrimenkul Yatirim Ortakligi AS *	593,094	306,405
Is Yatirim Menkul Degerler AS, Class A	691,169	834,315
Iskenderun Demir ve Celik AS	177,348	205,709
Izdemir Enerji Elektrik Uretim AS *	183,926	134,307
Kaleseramik Canakkale Kalebodur Seramik Sanayi AS *	93,482	145,262
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	1,351,597	1,220,284
Kayseri Seker Fabrikasi AS	589,049	512,801
Kiler Holding AS *	423,480	430,721
Kimteks Poliuretan Sanayi VE Ticaret AS	78,484	142,059
KOC Holding AS	1,022,365	7,560,789
Kocaer Celik Sanayi Ve Ticaret AS *	111,749	185,964
Kontrolmatik Enerji Ve Muhendislik AS	114,271	720,197
Konya Cimento Sanayii AS *	1,163	326,142
Kordsa Teknik Tekstil AS *	70,525	197,829
Koza Altin Isletmeleri AS	1,288,296	835,152
Koza Anadolu Metal Madencilik Isletmeleri AS *	251,189	386,970
Margun Enerji Uretim Sanayi VE Ticaret AS *	452,377	341,854
Mavi Giyim Sanayi Ve Ticaret AS, Class B	327,426	970,305
MIA Teknoloji AS *	228,363	353,365
Migros Ticaret AS	124,687	1,839,766
MLP Saglik Hizmetleri AS *	114,786	963,106
Nuh Cimento Sanayi AS	75,062	598,343
ODAS Elektrik Uretim ve Sanayi Ticaret AS *	1,618,473	437,164
Otokar Otomotiv Ve Savunma Sanayi AS	48,226	912,587
Oyak Cimento Fabrikalari AS *	394,457	742,762
Oyak Yatirim Menkul Degerler AS *	152,682	222,510
Pegasus Hava Tasimaciligi AS *	270,504	1,694,784
Peker Gayrimenkul Yatirim Ortakligi AS *	263,272	62,775
Petkim Petrokimya Holding AS *	1,700,937	1,076,247
Politeknik Metal Sanayi ve Ticaret AS	633	318,374
Qua Granite Hayal *	1,044,424	109,925
Reeder Teknoloji Sanayi VE Ticaret AS *	251,279	286,313
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	486,741	491,739
Sasa Polyester Sanayi AS *	1,614,845	2,204,984
SECURITY	NUMBER OF SHARES	VALUE ($)
Selcuk Ecza Deposu Ticaret ve Sanayi AS	198,828	300,996
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS *	206,805	322,318
Sok Marketler Ticaret AS	347,326	631,369
TAV Havalimanlari Holding AS *	221,574	1,655,824
Tekfen Holding AS *	234,265	382,935
Tofas Turk Otomobil Fabrikasi AS	166,095	1,592,146
Turk Hava Yollari AO *	693,987	6,523,113
Turk Telekomunikasyon AS *	684,005	979,418
Turk Traktor ve Ziraat Makineleri AS	34,414	1,066,314
Turkcell Iletisim Hizmetleri AS	1,446,265	4,472,255
Turkiye Garanti Bankasi AS	765,918	2,563,424
Turkiye Halk Bankasi AS *	831,880	455,595
Turkiye Is Bankasi AS, Class C	9,649,278	4,826,249
Turkiye Petrol Rafinerileri AS	1,088,903	5,973,724
Turkiye Sigorta AS	211,816	499,137
Turkiye Sinai Kalkinma Bankasi AS *	1,673,575	574,152
Turkiye Sise ve Cam Fabrikalari AS	1,738,475	2,680,369
Turkiye Vakiflar Bankasi TAO, Class D *	1,050,575	722,144
Ulker Biskuvi Sanayi AS *	230,978	978,865
Vestel Beyaz Esya Sanayi ve Ticaret AS	501,535	371,216
Vestel Elektronik Sanayi ve Ticaret AS *	187,927	488,353
Yapi ve Kredi Bankasi AS	4,000,675	4,014,431
Yayla Agro Gida Sanayi VE Nakliyat AS	206,383	80,992
YEO Teknoloji Enerji VE Endustri AS *	28,859	163,786
Ziraat Gayrimenkul Yatirim Ortakligi AS	1,212,367	307,145
Zorlu Enerji Elektrik Uretim AS *	1,181,882	206,220
		122,712,752

United Arab Emirates 1.6%
Abu Dhabi Commercial Bank PJSC	3,499,173	7,430,759
Abu Dhabi Islamic Bank PJSC	1,822,178	5,566,175
Abu Dhabi National Oil Co. for Distribution PJSC	3,282,756	2,895,721
Abu Dhabi Ports Co. PJSC *	1,058,039	1,463,317
ADNOC Drilling Co. PJSC	2,049,915	2,232,385
ADNOC Logistics & Services	1,920,122	2,127,631
Agility Global PLC	3,492,240	1,197,975
Air Arabia PJSC	3,117,609	1,960,680
AL Seer Marine Supplies & Equipment Co. LLC *	336,082	391,618
Aldar Properties PJSC	4,531,284	6,785,114
Alpha Dhabi Holding PJSC *	1,646,053	4,866,837
Americana Restaurants International PLC	3,639,188	3,210,130
Apex Investment Co. PSC *	695,255	308,535
Borouge PLC	3,409,489	2,199,940
Dana Gas PJSC *	5,644,962	946,706
Dubai Electricity & Water Authority PJSC	10,945,448	6,824,050
Dubai Financial Market PJSC	2,177,405	764,719
Dubai Investments PJSC	2,729,287	1,590,143
Dubai Islamic Bank PJSC	3,508,234	5,272,308
Emaar Development PJSC	1,133,054	2,288,905
Emaar Properties PJSC	8,299,631	17,308,551
Emirates Central Cooling Systems Corp.	2,763,500	1,151,129
Emirates NBD Bank PJSC	2,245,462	9,506,251
Emirates Telecommunications Group Co. PJSC	4,273,434	18,731,650
Fertiglobe PLC	1,528,982	1,007,374
First Abu Dhabi Bank PJSC	5,456,684	17,232,963
Ghitha Holding PJSC *	54,742	515,966
Multiply Group PJSC *	5,864,204	3,017,477
National Marine Dredging Co.	271,406	1,748,265
Pure Health Holding PJSC *	1,330,759	1,300,670

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Q Holding PJSC *	2,536,022	1,981,564
Salik Co. PJSC	2,450,733	2,215,171
		136,040,679
Total Common Stocks (Cost $6,596,405,591)		8,551,829,299

PREFERRED STOCKS 1.7% OF NET ASSETS

Brazil 1.5%
Alpargatas SA *	301,809	555,285
Banco Bradesco SA	6,375,509	15,369,103
Bradespar SA	356,106	1,300,881
Braskem SA, A Shares *	253,426	911,318
Centrais Eletricas Brasileiras SA, B Shares	362,783	2,700,933
Cia Energetica de Minas Gerais	1,826,358	3,457,530
Cia Paranaense de Energia - Copel, B Shares	1,662,282	2,871,756
CTEEP-Cia de Transmissao de Energia Eletrica Paulista	285,941	1,367,181
Gerdau SA	1,549,982	5,340,749
Itau Unibanco Holding SA	5,964,836	35,215,781
Itausa SA	6,584,652	12,189,972
Metalurgica Gerdau SA	844,221	1,720,294
Petroleo Brasileiro SA	6,902,313	50,941,469
Unipar Carbocloro SA, B Shares	70,362	669,502
Usinas Siderurgicas de Minas Gerais SA Usiminas, A Shares	508,932	733,015
		135,344,769

Chile 0.1%
Embotelladora Andina SA, B Shares	492,650	1,517,996
Sociedad Quimica y Minera de Chile SA, B Shares	169,384	7,928,087
		9,446,083

Colombia 0.1%
Bancolombia SA	511,607	4,503,807
Total Preferred Stocks (Cost $137,924,019)		149,294,659

SHORT-TERM INVESTMENTS 1.6% OF NET ASSETS

Money Market Funds 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (d)	101,163,523	101,163,523
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (d)(e)	33,696,909	33,696,909
		134,860,432
Total Short-Term Investments (Cost $134,860,432)		134,860,432

Total Investments in Securities (Cost $6,869,190,042)		8,835,984,390

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 06/21/24	682	36,026,650	(261,217)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $30,925,111.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
DVR —	Differential Voting Rights
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$5,917,942,396	$—	$—	$5,917,942,396
China	2,576,873,965	—	0 *	2,576,873,965
Greece	57,012,938	—	0 *	57,012,938
Hong Kong	—	—	0 *	0
Russia	—	—	0 *	0
Preferred Stocks[1]	149,294,659	—	—	149,294,659
Short-Term Investments[1]	134,860,432	—	—	134,860,432
Liabilities
Futures Contracts[2]	(261,217)	—	—	(261,217)
Total	$8,835,723,173	$—	$0	$8,835,723,173

*	Level 3 amount shown includes securities determined to have no value at May 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab International Equity ETFs
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments - Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts.  Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations and forward foreign currency exchange contracts.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.

Schwab International Equity ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of May 31, 2024, are disclosed in each fund’s Portfolio Holdings.
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